Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 38.62%
FFCB	0.17%	11-30-2022	$680,000	$679,208
FFCB	0.30	3-28-2024	100,000	99,694
FFCB	0.48	9-3-2024	70,000	69,888
FFCB	0.57	7-2-2024	180,000	180,049
FFCB	0.59	3-25-2024	10,000	10,000
FFCB	1.46	3-3-2023	210,000	210,460
FHLB	1.50	8-15-2024	10,000	10,455
FHLB	2.13	6-9-2023	70,000	73,379
FHLB	2.38	9-8-2023	30,000	31,788
FHLB	2.50	3-11-2022	10,000	10,300
FHLB	2.75	12-13-2024	10,000	10,924
FHLB	2.88	6-14-2024	430,000	469,151
FHLB	2.88	9-13-2024	900,000	988,074
FHLB	3.00	3-10-2028	10,000	11,569
FHLB	3.38	9-8-2023	30,000	32,626
FHLB	5.38	8-15-2024	690,000	818,469
FHLB	5.63	3-14-2036	10,000	15,406
FHLMC	0.30	6-30-2022	420,000	419,957
FHLMC	0.32	11-24-2023	930,000	930,000
FHLMC	0.35	3-29-2024	910,000	909,244
FHLMC	0.40	12-1-2023	20,000	19,985
FHLMC %%	0.62	12-1-2025	940,000	940,000
FHLMC	1.50	11-1-2035	1,010,000	1,035,408
FHLMC	2.38	1-13-2022	20,000	20,501
FHLMC	2.50	3-1-2032	2,698,735	2,814,190
FHLMC	2.50	2-1-2035	1,315,655	1,368,491
FHLMC	2.75	6-19-2023	220,000	234,135
FHLMC	3.00	2-1-2047	11,923,866	12,578,151
FHLMC	3.00	3-1-2048	109,262	114,161
FHLMC	3.00	6-1-2050	2,156,151	2,289,722
FHLMC	3.00	7-1-2050	3,776,759	4,010,712
FHLMC	3.00	8-1-2050	1,747,806	1,856,088
FHLMC	3.50	2-1-2044	9,417,347	10,174,567
FHLMC	3.50	4-1-2045	398,372	433,160
FHLMC	3.50	8-1-2047	4,666,168	4,943,166
FHLMC	3.50	4-1-2050	3,032,952	3,198,569
FHLMC	6.00	7-1-2040	1,919,439	2,263,504
FHLMC	6.75	3-15-2031	330,000	508,804
FHLMC Series K029 Class A2	3.32	2-25-2023	545,000	577,405
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	305,000	322,815
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	50,000	53,283
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	64,459
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	59,011
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	215,000	239,195
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	861,847
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	51,543
FHLMC Series K070 Class A2 ±±	3.30	11-25-2027	425,000	490,667
FHLMC Series K152 Class A1	2.83	5-25-2030	311,517	344,180
FHLMC Series K152 Class A2	3.08	1-25-2031	125,000	142,770
FHLMC Series K153 Class A3 ±±	3.12	10-25-2031	70,000	80,544
FHLMC Series K155 Class A3	3.75	4-25-2033	40,000	48,340
FNMA	0.25	5-22-2023	330,000	330,231
FNMA	0.63	4-22-2025	650,000	657,101
FNMA	2.00	12-16-2035	2,840,000	2,956,318
FNMA %%	2.00	12-1-2040	995,000	1,034,955
FNMA	2.00	12-14-2050	9,630,000	10,003,985
FNMA	2.13	4-24-2026	180,000	195,567
FNMA	2.25	4-12-2022	880,000	905,794
FNMA	2.50	12-1-2027	534,443	556,939
FNMA	2.50	9-1-2031	1,863,839	1,943,907
FNMA	2.50	2-1-2035	1,784,158	1,854,480
FNMA	2.50	11-1-2050	4,925,000	5,188,180
FNMA	2.50	12-14-2050	13,575,000	14,223,624

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.00%	12-1-2026	$2,205,626	$2,310,710
FNMA	3.00	12-1-2030	395,499	420,176
FNMA	3.00	7-1-2032	2,484,026	2,599,881
FNMA	3.00	1-1-2034	472,205	494,152
FNMA	3.00	8-1-2036	174,782	184,743
FNMA	3.00	2-1-2037	3,077,432	3,229,780
FNMA	3.00	8-1-2043	2,055,367	2,182,385
FNMA	3.00	11-1-2046	2,145,160	2,279,252
FNMA	3.00	12-1-2047	1,386,239	1,447,904
FNMA	3.00	9-1-2050	5,736,192	6,053,248
FNMA	3.50	4-1-2034	3,000,163	3,206,021
FNMA	3.50	1-1-2035	139,350	150,221
FNMA	3.50	3-1-2036	1,752,865	1,888,901
FNMA	3.50	4-1-2037	795,227	845,744
FNMA	3.50	6-1-2042	419,017	454,855
FNMA	3.50	7-1-2042	719,299	773,841
FNMA	3.50	9-1-2043	1,551,893	1,682,863
FNMA	3.50	3-1-2048	609,263	643,901
FNMA	3.50	5-1-2050	4,138,839	4,365,680
FNMA	3.50	6-1-2050	936,543	989,563
FNMA	4.00	6-1-2042	626,382	679,965
FNMA	4.00	6-1-2042	7,421,474	8,145,798
FNMA	4.00	8-1-2043	4,031,216	4,375,810
FNMA	4.00	12-1-2047	2,696,769	2,884,746
FNMA	4.00	2-1-2048	2,016,485	2,277,483
FNMA	4.00	6-1-2048	743,298	795,824
FNMA	4.00	8-1-2048	488,030	520,270
FNMA	4.00	2-1-2050	1,447,072	1,544,170
FNMA	4.50	5-1-2040	306,230	343,428
FNMA	4.50	9-1-2040	7,090,275	7,931,309
FNMA	4.50	2-1-2047	2,396,332	2,640,075
FNMA	4.50	4-1-2048	765,399	836,358
FNMA	4.50	8-1-2048	56,171	61,142
FNMA	5.00	1-1-2042	257,311	298,610
FNMA	5.00	6-1-2045	1,028,585	1,193,634
FNMA	5.00	7-1-2045	1,674,277	1,942,702
FNMA	5.50	9-1-2040	1,999,458	2,356,953
FNMA	6.00	5-1-2041	110,433	132,660
FNMA	6.21	8-6-2038	60,000	102,429
FNMA	6.25	5-15-2029	100,000	143,010
FNMA	7.13	1-15-2030	250,000	383,495
FNMA	7.25	5-15-2030	80,000	124,612
FNMA Series 2012-M14 Class AI ±±	2.99	9-25-2027	164,736	178,044
FNMA Series 2016-M5 Class A2	2.47	4-25-2026	220,000	237,831
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	175,000	187,639
FNMA Series 2017-M1 Class A2 ±±	2.50	10-25-2026	275,000	299,788
FNMA Series 2017-M11 Class A2	2.98	8-25-2029	1,370,000	1,555,943
FNMA Series 2017-M5 Class A2 ±±	3.29	4-25-2029	70,000	79,684
FNMA Series 2018-M1 Class A2 ±±	3.08	12-25-2027	1,740,000	1,968,210
FNMA Series 2018-M13 Class A2 ±±	3.82	9-25-2030	90,000	108,508
FNMA Series 2019-M7 Class A2	3.14	4-25-2029	225,000	257,546
GNMA %%	2.50	12-20-2050	1,965,000	2,071,540
GNMA	2.50	12-21-2050	3,895,000	4,103,320
GNMA	3.00	4-20-2045	4,775,841	5,099,977
GNMA	3.00	11-20-2045	377,137	401,068
GNMA	3.00	3-20-2046	852,176	905,755
GNMA	3.00	12-20-2049	2,029,967	2,118,039
GNMA	3.00	10-20-2050	7,639,774	8,076,809
GNMA	3.50	2-20-2045	9,578,912	10,368,989
GNMA	3.50	6-20-2045	1,559,651	1,672,267
GNMA	3.50	11-20-2045	1,817,107	1,948,310
GNMA	3.50	7-20-2047	463,838	499,547
GNMA	3.50	5-20-2048	131,439	140,082
GNMA	4.00	7-20-2044	1,819,682	1,992,374
GNMA	4.00	8-20-2044	893,070	977,835

2

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.00%	9-20-2044	$1,839,478	$2,013,892
GNMA	4.00	12-20-2047	2,983,212	3,230,966
TVA	1.88	8-15-2022	218,000	224,226
TVA	2.88	2-1-2027	35,000	39,412
TVA	4.63	9-15-2060	55,000	85,435
TVA	5.38	4-1-2056	10,000	16,885
TVA	5.50	6-15-2038	140,000	213,382
TVA	6.75	11-1-2025	120,000	155,711
Total Agency Securities (Cost $218,871,828)				225,118,413

Asset-Backed Securities : 0.65%
Bank of America Credit Card Trust Series 2018-A1 Class A1	2.70	7-17-2023	40,000	40,204
Capital One Multi Asset Execution Trust Series 2017-A3 Class A3	2.43	1-15-2025	110,000	113,123
CarMax Auto Owner Trust Series 2017-2 Class A4	2.25	9-15-2022	195,000	196,519
CarMax Auto Owner Trust Series 2017-3 Class A4	2.22	11-15-2022	89,000	90,001
CarMax Auto Owner Trust Series 2018-3 Class D	3.91	1-15-2025	80,000	82,707
Chase Issuance Trust Series 2012-A7 Class A7	2.16	9-15-2024	205,000	211,462
Citibank Credit Card Issuance Trust Series 2014-A5 Class A5	2.68	6-7-2023	110,000	111,386
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	180,000	193,310
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7	3.96	10-13-2030	130,000	156,581
Discover Card Execution Note Trust Series 2017-A2 Class A2	2.39	7-15-2024	335,000	343,257
Ford Credit Floorplan Master Owner Trust Series 2017-3 Class A	2.48	9-15-2024	50,000	51,853
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A	3.17	3-15-2025	100,000	106,134
Ford Credit Floorplan Master Owner Trust Series 2018-3 Class A1	3.52	10-15-2023	105,000	107,930
Ford Credit Floorplan Master Owner Trust Series 2019-2 Class A	3.06	4-15-2026	65,000	70,229
Nissan Auto Receivables Owner Trust Series 2017-A Class A4	2.11	5-15-2023	10,133	10,173
Nissan Auto Receivables Owner Trust Series 2017-C Class A4	2.28	2-15-2024	95,000	96,415
Nissan Auto Receivables Owner Trust Series 2018-B Class A4	3.16	12-16-2024	195,000	203,069
Nissan Auto Receivables Owner Trust Series 2018-C Class A4	3.27	6-16-2025	155,000	162,756
Santander Drive Auto Receivables Trust Series 2019-1 Class C	3.42	4-15-2025	140,000	142,807
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	176,537
Synchrony Credit Card Master Note Trust Series 2018-2 Class A	3.47	5-15-2026	105,000	112,287
Toyota Auto Receivables Owner Trust Series 2017-D Class A4	2.12	2-15-2023	155,000	156,829
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	237,000	239,103
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	212,162
World Omni Auto Receivables Trust Series 2017-B Class A4	2.25	10-16-2023	205,000	208,293
World Omni Auto Receivables Trust Series 2018-D Class A4	3.44	12-16-2024	28,000	29,506
World Omni Auto Receivables Trust Series 2019-A Class A3	2.94	5-16-2022	185,000	187,134
Total Asset-Backed Securities (Cost $3,717,271)				3,811,767

Municipal Obligations : 0.80%
California : 0.29%
Education Revenue : 0.02%
California Series B	3.90	11-1-2047	15,000	17,855
University of California Series AD	4.86	5-15-2112	70,000	98,480
				116,335

GO Revenue : 0.14%
California Build America Bonds	7.55	4-1-2039	170,000	296,771

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
California Build America Bonds	7.60%	11-1-2040	$15,000	$27,109
California Build America Bonds	7.50	4-1-2034	100,000	164,536
Los Angeles CA Community College District Build America Bonds	6.75	8-1-2049	5,000	8,961
Los Angeles CA Unified School District Build America Bonds	5.75	7-1-2034	15,000	20,664
Los Angeles CA Unified School District Build America Bonds	5.76	7-1-2029	60,000	76,261
Los Angeles CA Unified School District Build America Bonds	6.76	7-1-2034	160,000	235,382
				829,684

Transportation Revenue : 0.08%
Bay Area CA Toll Authority Series 1	6.26	4-1-2049	100,000	172,853
Bay Area CA Toll Authority Series 1	6.92	4-1-2040	15,000	23,717
Bay Area CA Toll Authority Series 1	7.04	4-1-2050	140,000	254,820
				451,390

Utilities Revenue : 0.05%
California Department of Water Resources Series P	2.00	5-1-2022	55,000	56,352
Los Angeles CA Department of Water & Power Build America Bonds Series A	5.72	7-1-2039	100,000	147,734
Los Angeles CA Department of Water & Power Build America Bonds Series D	6.57	7-1-2045	55,000	93,562
				297,648

				1,695,057

Florida : 0.04%
Miscellaneous Revenue : 0.04%
FL Board of Administrative Finance	2.15	7-1-2030	200,000	208,546

Georgia : 0.00%
Utilities Revenue : 0.00%
Municipal Electric Authority of Georgia Build America Bonds	7.06	4-1-2057	10,000	14,323

Illinois : 0.08%
GO Revenue : 0.02%
Chicago IL Series B	6.31	1-1-2044	50,000	53,053
Illinois Taxable Pension	5.10	6-1-2033	50,000	50,162
				103,215

Miscellaneous Revenue : 0.01%
Illinois Build America Bonds Series 3	6.73	4-1-2035	45,000	49,374

Tax Revenue : 0.05%
Chicago IL Transit Authority Series B	6.90	12-1-2040	210,000	297,732

				450,321

Kansas : 0.00%
Miscellaneous Revenue : 0.00%
Kansas Development Finance Authority Series H	4.93	4-15-2045	5,000	6,766

Massachusetts : 0.03%
GO Revenue : 0.03%
Massachusetts Build America Bonds Series A	4.91	5-1-2029	130,000	165,966

4

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO Revenue (continued)
Massachusetts Build America Bonds Series D	4.50%	8-1-2031	$5,000	$6,377
				172,343

New Jersey : 0.05%
Miscellaneous Revenue : 0.02%
New Jersey EDA Series A (National Insured)	7.43	2-15-2029	95,000	118,864

Transportation Revenue : 0.03%
New Jersey Transportation Trust	6.56	12-15-2040	60,000	76,993
New Jersey Turnpike Authority Build America Bonds Series A	7.10	1-1-2041	70,000	114,081
				191,074

				309,938

New York : 0.17%
Airport Revenue : 0.08%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	190,000	247,536
Port Authority of New York & New Jersey Consolidated Bonds Series 201	4.23	10-15-2057	100,000	124,866
Port Authority of New York & New Jersey Consolidated Bonds Series 210	4.03	9-1-2048	50,000	59,807
				432,209

Tax Revenue : 0.09%
New York Metropolitan Transportation Authority Dedicated Tax Fund Build America Bonds	7.34	11-15-2039	140,000	224,465
New York NY Transitional Finance Authority Build America Bonds Subseries B-1	5.57	11-1-2038	130,000	174,862
New York NY Transitional Finance Authority Build America Bonds Subseries C-2	5.77	8-1-2036	100,000	130,687
				530,014

Water & Sewer Revenue : 0.00%
New York NY Municipal Water Finance Authority Series AA	5.44	6-15-2043	10,000	15,236

				977,459

Ohio : 0.04%
Education Revenue : 0.00%
Ohio State University Build America Bonds	4.91	6-1-2040	5,000	6,978

Utilities Revenue : 0.04%
American Municipal Power Ohio Incorporated Build America Bonds	5.94	2-15-2047	150,000	221,772
American Municipal Power Ohio Incorporated Build America Bonds Series E	6.27	2-15-2050	10,000	14,158
				235,930

				242,908

5

Portfolio of investments —November 30, 2020 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
Oregon : 0.03%
Tax Revenue : 0.03%
Oregon Department of Transportation Build America Bonds Series A	5.83%	11-15-2034	$50,000	$72,847
Oregon GO Pension Bonds Series 2003	5.76	6-1-2023	107,224	116,464
				189,311

Pennsylvania : 0.00%
Transportation Revenue : 0.00%
Pennsylvania Turnpike Commission Series B	5.51	12-1-2045	5,000	7,542

Texas : 0.05%
Transportation Revenue : 0.02%
Grand Parkway Transportation Corporation Series 2013E	5.18	10-1-2042	50,000	70,866
Texas Private Activity Bond North Tarrant Express Managed Lanes Project Series B	3.92	12-31-2049	50,000	54,891
				125,757

Utilities Revenue : 0.03%
San Antonio TX	4.43	2-1-2042	110,000	138,151

				263,908

Wisconsin : 0.02%
Tax Revenue : 0.02%
Wisconsin General Fund Annual Appropriations Series C	3.15	5-1-2027	80,000	89,894

Total Municipal Obligations (Cost $4,166,571)				4,628,316

Non-Agency Mortgage-Backed Securities : 1.14%
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	480,000	498,924
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	25,000	27,812
Benchmark Mortgage Trust Series 2018-B6 Class A4	4.26	10-10-2051	135,000	161,928
CenterPoint Energy Transition Restoration Bond Company LLC	4.24	8-15-2023	62,658	64,982
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	22,366
Citigroup Commercial Mortgage Trust Series 2017 P8 As ±±	3.79	9-15-2050	300,000	338,609
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	59,043
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	110,000	118,863
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	680,000	756,576
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.91	2-10-2049	40,000	43,113
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class C ±±	4.91	2-10-2049	95,000	85,586
Citigroup Commercial Mortgage Trust Series 2016-P4 Class A4	2.90	7-10-2049	135,000	146,114
Citigroup Commercial Mortgage Trust Series 2018-C6 Class A4	4.41	11-10-2051	520,000	621,432
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR2 Class ASB	2.75	8-15-2045	12,419	12,472
Commercial Mortgage Trust Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	53,783	55,223
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	62,132
Commercial Mortgage Trust Series 2014-UBS5 Class C ±±	4.76	9-10-2047	195,000	190,303

6

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.59%	12-10-2047	$60,000	$57,749
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	65,371
Commercial Mortgage Trust Series 2016-COR1 Class C ±±	4.53	10-10-2049	65,000	66,045
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	215,000	241,793
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	41,328
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	265,000	287,169
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class B ±±	4.89	1-10-2047	80,000	76,393
Goldman Sachs Mortgage Securities Trust Series 2018-GS10 Class AAB ±±	4.11	7-10-2051	180,000	206,274
Goldman Sachs Mortgage Securities Trust Series 2018-GS9 Class A4 ±±	3.99	3-10-2051	140,000	162,260
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	13,898	15,026
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	195,000	218,105
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C29 Class A4	3.61	5-15-2048	200,000	220,930
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	61,890
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.50	8-15-2046	360,000	357,359
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	52,164
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	64,950
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	285,000	296,978
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24 Class A4	3.73	5-15-2048	400,000	444,771
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	425,000	429,011
Total Non-Agency Mortgage-Backed Securities (Cost $6,324,180)				6,631,044

U.S. Treasury Securities : 52.82%
U.S. Treasury Bond	0.25	6-30-2025	1,295,000	1,290,093
U.S. Treasury Bond	0.25	8-31-2025	3,060,000	3,046,373
U.S. Treasury Bond	0.38	7-31-2027	1,860,000	1,834,861
U.S. Treasury Bond	0.50	8-31-2027	2,015,000	2,002,564
U.S. Treasury Bond	0.63	8-15-2030	3,160,000	3,096,306
U.S. Treasury Bond	1.13	5-15-2040	1,595,000	1,532,446
U.S. Treasury Bond	1.13	8-15-2040	855,000	819,330
U.S. Treasury Bond	1.25	5-15-2050	1,295,000	1,192,412
U.S. Treasury Bond	1.38	8-15-2050	2,420,000	2,299,378
U.S. Treasury Bond	1.50	1-31-2027	1,350,000	1,430,367
U.S. Treasury Bond	1.50	2-15-2030	2,090,000	2,221,278
U.S. Treasury Bond	2.00	2-15-2050	2,515,000	2,771,314
U.S. Treasury Bond	2.13	9-30-2024	3,270,000	3,501,838
U.S. Treasury Bond	2.13	11-30-2024	995,000	1,067,915
U.S. Treasury Bond	2.25	8-15-2049	1,725,000	2,002,078
U.S. Treasury Bond	2.38	11-15-2049	1,660,000	1,977,151
U.S. Treasury Bond	2.50	2-15-2046	100,000	120,977
U.S. Treasury Bond	2.50	5-15-2046	1,065,000	1,288,525
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	7,575,575
U.S. Treasury Bond	2.75	11-15-2042	1,920,000	2,408,775
U.S. Treasury Bond	2.75	11-15-2047	1,025,000	1,303,472
U.S. Treasury Bond	2.88	5-15-2028	2,295,000	2,666,682
U.S. Treasury Bond	2.88	5-15-2043	605,000	774,471
U.S. Treasury Bond	2.88	5-15-2049	2,040,000	2,674,870
U.S. Treasury Bond	3.00	5-15-2042	145,000	188,891

7

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.00%	11-15-2044	$585,000	$766,510
U.S. Treasury Bond	3.00	5-15-2045	105,000	137,886
U.S. Treasury Bond	3.00	11-15-2045	35,000	46,091
U.S. Treasury Bond	3.00	2-15-2047	310,000	410,435
U.S. Treasury Bond	3.00	5-15-2047	15,051,000	19,953,158
U.S. Treasury Bond	3.00	2-15-2048	435,000	578,329
U.S. Treasury Bond	3.00	8-15-2048	585,000	779,695
U.S. Treasury Bond	3.00	2-15-2049	1,330,000	1,777,680
U.S. Treasury Bond	3.13	11-15-2041	1,105,000	1,463,564
U.S. Treasury Bond	3.13	2-15-2042	370,000	491,233
U.S. Treasury Bond	3.13	2-15-2043	2,010,000	2,671,102
U.S. Treasury Bond	3.38	5-15-2044	20,000	27,698
U.S. Treasury Bond	3.50	2-15-2039	15,000	20,623
U.S. Treasury Bond	3.63	8-15-2043	110,000	157,291
U.S. Treasury Bond	3.63	2-15-2044	35,000	50,173
U.S. Treasury Bond	3.75	8-15-2041	35,000	50,351
U.S. Treasury Bond	3.75	11-15-2043	350,000	510,043
U.S. Treasury Bond	4.25	11-15-2040	480,000	730,631
U.S. Treasury Bond	4.38	5-15-2040	800,000	1,230,750
U.S. Treasury Bond	4.38	5-15-2041	1,520,000	2,363,838
U.S. Treasury Bond	4.50	8-15-2039	550,000	851,662
U.S. Treasury Bond	4.75	2-15-2041	120,000	194,180
U.S. Treasury Bond	5.00	5-15-2037	1,574,000	2,495,774
U.S. Treasury Bond	5.38	2-15-2031	1,592,000	2,304,855
U.S. Treasury Bond	5.50	8-15-2028	430,000	586,816
U.S. Treasury Bond	6.13	11-15-2027	245,000	337,803
U.S. Treasury Bond	6.25	5-15-2030	905,000	1,358,631
U.S. Treasury Bond	6.38	8-15-2027	50,000	69,172
U.S. Treasury Bond	6.88	8-15-2025	335,000	437,136
U.S. Treasury Note	2.63	12-31-2025	2,015,000	2,242,317
U.S. Treasury Note	0.13	4-30-2022	3,030,000	3,030,118
U.S. Treasury Note	0.13	5-31-2022	2,595,000	2,594,696
U.S. Treasury Note	0.13	6-30-2022	3,085,000	3,084,518
U.S. Treasury Note	0.13	8-31-2022	1,700,000	1,699,402
U.S. Treasury Note	0.13	5-15-2023	2,815,000	2,812,251
U.S. Treasury Note	0.13	7-15-2023	545,000	544,255
U.S. Treasury Note	0.13	9-15-2023	2,855,000	2,850,651
U.S. Treasury Note	0.25	4-15-2023	1,475,000	1,477,996
U.S. Treasury Note	0.25	6-15-2023	2,925,000	2,931,398
U.S. Treasury Note	0.25	5-31-2025	1,790,000	1,784,266
U.S. Treasury Note	0.25	9-30-2025	3,065,000	3,049,914
U.S. Treasury Note	0.38	3-31-2022	2,895,000	2,904,047
U.S. Treasury Note	0.38	9-30-2027	2,985,000	2,939,292
U.S. Treasury Note	0.50	3-15-2023	750,000	755,711
U.S. Treasury Note	0.50	3-31-2025	2,925,000	2,948,994
U.S. Treasury Note	0.50	5-31-2027	1,645,000	1,637,996
U.S. Treasury Note	0.50	6-30-2027	2,225,000	2,214,223
U.S. Treasury Note	0.63	3-31-2027	1,865,000	1,874,544
U.S. Treasury Note	0.63	11-30-2027	2,840,000	2,842,441
U.S. Treasury Note	0.63	5-15-2030	2,675,000	2,627,770
U.S. Treasury Note	1.13	2-28-2022	2,515,000	2,546,830
U.S. Treasury Note	1.13	2-28-2025	1,855,000	1,919,490
U.S. Treasury Note	1.25	7-31-2023	630,000	647,989
U.S. Treasury Note	1.25	8-31-2024	810,000	839,964
U.S. Treasury Note	1.38	1-31-2022	2,915,000	2,957,245
U.S. Treasury Note	1.38	6-30-2023	4,245,000	4,377,159
U.S. Treasury Note	1.38	8-31-2023	435,000	449,205
U.S. Treasury Note	1.38	9-30-2023	6,135,000	6,341,817
U.S. Treasury Note	1.38	8-31-2026	1,290,000	1,356,314
U.S. Treasury Note	1.50	8-15-2022	2,480,000	2,537,156
U.S. Treasury Note	1.50	1-15-2023	1,695,000	1,743,202
U.S. Treasury Note	1.50	2-28-2023	3,560,000	3,666,522
U.S. Treasury Note	1.50	3-31-2023	6,085,000	6,274,443
U.S. Treasury Note	1.50	9-30-2024	3,215,000	3,366,457
U.S. Treasury Note	1.50	10-31-2024	225,000	235,749

8

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	8-15-2026	$545,000	$576,827
U.S. Treasury Note	1.63	8-15-2022	175,000	179,416
U.S. Treasury Note	1.63	4-30-2023	280,000	289,833
U.S. Treasury Note	1.63	5-31-2023	3,090,000	3,201,892
U.S. Treasury Note	1.63	10-31-2023	2,540,000	2,646,561
U.S. Treasury Note	1.63	2-15-2026	6,240,000	6,634,631
U.S. Treasury Note	1.63	5-15-2026	2,720,000	2,895,206
U.S. Treasury Note	1.63	9-30-2026	1,395,000	1,486,874
U.S. Treasury Note	1.63	10-31-2026	915,000	975,619
U.S. Treasury Note	1.63	8-15-2029	2,005,000	2,152,555
U.S. Treasury Note	1.75	2-28-2022	1,030,000	1,050,922
U.S. Treasury Note	1.75	3-31-2022	2,585,000	2,640,335
U.S. Treasury Note	1.75	4-30-2022	2,465,000	2,521,522
U.S. Treasury Note	1.75	5-15-2022	3,030,000	3,100,897
U.S. Treasury Note	1.75	5-31-2022	3,425,000	3,508,217
U.S. Treasury Note	1.75	6-15-2022	3,520,000	3,606,900
U.S. Treasury Note	1.75	6-30-2022	2,820,000	2,891,712
U.S. Treasury Note	1.75	9-30-2022	10,000	10,293
U.S. Treasury Note	1.75	5-15-2023	410,000	425,839
U.S. Treasury Note	1.75	6-30-2024	3,510,000	3,698,937
U.S. Treasury Note	1.75	12-31-2026	2,720,000	2,922,831
U.S. Treasury Note	1.75	11-15-2029	830,000	900,809
U.S. Treasury Note	1.88	1-31-2022	2,805,000	2,862,196
U.S. Treasury Note	1.88	2-28-2022	345,000	352,547
U.S. Treasury Note	1.88	7-31-2022	1,865,000	1,918,692
U.S. Treasury Note	1.88	10-31-2022	2,775,000	2,866,163
U.S. Treasury Note	1.88	8-31-2024	3,290,000	3,488,557
U.S. Treasury Note	2.00	10-31-2022	1,990,000	2,060,116
U.S. Treasury Note	2.00	11-30-2022	1,300,000	1,347,887
U.S. Treasury Note	2.00	2-15-2023	30,000	31,209
U.S. Treasury Note	2.00	6-30-2024	4,751,000	5,049,422
U.S. Treasury Note	2.00	2-15-2025	340,000	364,159
U.S. Treasury Note	2.00	8-15-2025	1,200,000	1,292,953
U.S. Treasury Note	2.13	12-31-2022	1,700,000	1,769,395
U.S. Treasury Note	2.13	11-30-2023	750,000	793,477
U.S. Treasury Note	2.13	7-31-2024	10,000	10,685
U.S. Treasury Note	2.13	5-15-2025	880,000	950,125
U.S. Treasury Note	2.25	12-31-2023	15,000	15,945
U.S. Treasury Note	2.25	4-30-2024	605,000	646,641
U.S. Treasury Note	2.25	10-31-2024	2,035,000	2,191,918
U.S. Treasury Note	2.25	11-15-2024	640,000	689,575
U.S. Treasury Note	2.25	12-31-2024	1,485,000	1,603,278
U.S. Treasury Note	2.25	11-15-2025	1,805,000	1,971,469
U.S. Treasury Note	2.25	2-15-2027	400,000	442,297
U.S. Treasury Note	2.25	11-15-2027	20,000	22,252
U.S. Treasury Note	2.38	8-15-2024	490,000	528,415
U.S. Treasury Note	2.38	5-15-2027	4,133,000	4,613,461
U.S. Treasury Note	2.38	5-15-2029	690,000	782,395
U.S. Treasury Note	2.50	8-15-2023	1,975,000	2,099,209
U.S. Treasury Note	2.50	1-31-2024	895,000	959,818
U.S. Treasury Note	2.50	1-31-2025	1,670,000	1,822,648
U.S. Treasury Note	2.50	2-28-2026	800,000	887,219
U.S. Treasury Note	2.63	1-31-2026	2,230,000	2,484,534
U.S. Treasury Note	2.63	2-15-2029	3,060,000	3,524,259
U.S. Treasury Note	2.75	7-31-2023	2,665,000	2,847,802
U.S. Treasury Note	2.75	11-15-2023	2,040,000	2,194,275
U.S. Treasury Note	2.75	2-28-2025	1,410,000	1,555,737
U.S. Treasury Note	2.75	6-30-2025	1,270,000	1,409,502
U.S. Treasury Note	2.75	8-31-2025	2,185,000	2,431,837
U.S. Treasury Note	2.75	2-15-2028	2,685,000	3,087,226
U.S. Treasury Note	2.88	11-30-2023	2,400,000	2,592,375
U.S. Treasury Note	2.88	4-30-2025	2,440,000	2,713,642
U.S. Treasury Note	2.88	11-30-2025	1,145,000	1,286,738

9

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.88%	8-15-2028	$1,875,000	$2,184,521
U.S. Treasury Note	3.13	11-15-2028	1,910,000	2,268,573
U.S. Treasury Note	6.00	2-15-2026	450,000	580,078
U.S. Treasury Note	6.50	11-15-2026	745,000	1,008,777
U.S. Treasury Note	7.50	11-15-2024	695,000	893,699
Total U.S. Treasury Securities (Cost $289,393,312)				307,863,720

Yankee Corporate Bonds and Notes : 2.57%
Energy : 0.19%
Oil, Gas & Consumable Fuels : 0.19%
CNOOC Petroleum North America ULC	7.50	7-30-2039	60,000	98,113
Ecopetrol SA	5.88	9-18-2023	10,000	11,173
Ecopetrol SA	5.88	5-28-2045	90,000	106,988
Ecopetrol SA	7.38	9-18-2043	200,000	269,002
Equinor ASA	3.00	4-6-2027	150,000	166,499
Equinor ASA	3.13	4-6-2030	160,000	180,045
Equinor ASA	4.80	11-8-2043	200,000	265,891
				1,097,711

Financials : 2.38%
Banks : 2.38%
African Development Bank	0.75	4-3-2023	410,000	414,777
Asian Development Bank	1.50	10-18-2024	360,000	375,830
Asian Development Bank	1.75	9-19-2029	160,000	171,228
Asian Development Bank	1.88	1-24-2030	110,000	119,027
Asian Development Bank	2.00	2-16-2022	760,000	776,658
Asian Development Bank	2.00	4-24-2026	60,000	64,599
Asian Development Bank	2.63	1-12-2027	270,000	301,392
Asian Development Bank	5.82	6-16-2028	10,000	13,445
Asian Development Bank	6.22	8-15-2027	80,000	106,086
Asian Infrastructure Investment Bank	0.50	5-28-2025	350,000	350,455
Corporación Andina de Fomento	3.75	11-23-2023	130,000	140,491
Corporación Andina de Fomento	4.38	6-15-2022	120,000	125,785
European Bank for Reconstruction & Development	0.50	5-19-2025	430,000	430,860
European Bank for Reconstruction & Development	2.13	3-7-2022	10,000	10,241
European Investment Bank	0.25	9-15-2023	470,000	470,005
European Investment Bank	0.63	7-25-2025	160,000	161,288
European Investment Bank	0.88	5-17-2030	120,000	119,365
European Investment Bank	1.88	2-10-2025	110,000	116,736
European Investment Bank	2.00	12-15-2022	100,000	103,624
European Investment Bank	2.25	6-24-2024	640,000	684,134
European Investment Bank	2.50	3-15-2023	200,000	210,402
European Investment Bank	3.25	1-29-2024	270,000	294,976
European Investment Bank	4.88	2-15-2036	50,000	74,356
FMS Wertmanagement	2.00	8-1-2022	260,000	267,571
Inter-American Development Bank	1.75	4-14-2022	580,000	592,293
Inter-American Development Bank	1.75	9-14-2022	250,000	256,793
Inter-American Development Bank	1.75	3-14-2025	560,000	591,237
Inter-American Development Bank	2.00	6-2-2026	60,000	64,604
Inter-American Development Bank	2.13	1-18-2022	60,000	61,268
Inter-American Development Bank	2.13	1-15-2025	150,000	160,515
Inter-American Development Bank	2.38	7-7-2027	30,000	33,126
International Bank for Reconstruction & Development	0.75	8-26-2030	130,000	127,335
International Bank for Reconstruction & Development	1.50	8-28-2024	400,000	417,256
International Bank for Reconstruction & Development	1.88	10-7-2022	320,000	329,649
International Bank for Reconstruction & Development	1.88	6-19-2023	470,000	489,397
International Bank for Reconstruction & Development	2.00	1-26-2022	30,000	30,622
International Bank for Reconstruction & Development	2.50	3-19-2024	480,000	514,639
International Bank for Reconstruction & Development	2.50	7-29-2025	20,000	21,868
International Bank for Reconstruction & Development	2.50	11-22-2027	370,000	413,586

10

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
International Finance Corporation	1.38%	10-16-2024	$100,000	$103,922
International Finance Corporation	2.13	4-7-2026	100,000	108,483
KfW ¤	0.00	4-18-2036	80,000	64,673
KfW ¤	0.00	6-29-2037	50,000	39,681
KfW	0.75	9-30-2030	260,000	255,362
KfW	2.00	5-2-2025	40,000	42,808
KfW	2.13	3-7-2022	290,000	297,039
KfW	2.13	6-15-2022	110,000	113,256
KfW	2.13	1-17-2023	870,000	905,052
KfW	2.50	2-15-2022	140,000	143,888
KfW	2.88	4-3-2028	180,000	207,401
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	10,646
Landwirtschaftliche Rentenbank	2.00	1-13-2025	150,000	159,602
Nordic Investment Bank	0.38	9-11-2025	370,000	367,557
Nordic Investment Bank	1.38	10-17-2022	230,000	234,948
Oesterreichische Kontrollbank AG	2.88	3-13-2023	260,000	275,326
Swedish Export Credit ¤	0.00	5-11-2037	65,000	46,181
Swedish Export Credit	0.50	8-26-2025	510,000	508,011
				13,891,355

Total Yankee Corporate Bonds and Notes (Cost $14,495,134)				14,989,066

Yankee Government Bonds : 2.09%
Canada Government	2.00	11-15-2022	60,000	62,093
Canada Government	2.63	1-25-2022	260,000	267,256
Export Development Canada	2.63	2-21-2024	430,000	461,102
Export-Import Bank of Korea	2.88	1-21-2025	400,000	434,285
Japan Bank for International Cooperation	2.00	11-4-2021	490,000	497,591
Japan Bank for International Cooperation	2.75	11-16-2027	360,000	403,403
Japan Bank for International Cooperation	3.38	10-31-2023	270,000	293,125
Korea Development Bank	2.63	2-27-2022	330,000	339,068
Oriental Republic of Uruguay	4.38	1-23-2031	75,000	90,563
Oriental Republic of Uruguay	4.98	4-20-2055	200,000	271,500
Oriental Republic of Uruguay	5.10	6-18-2050	85,000	116,769
Province of Alberta	2.20	7-26-2022	250,000	257,629
Province of British Columbia	2.00	10-23-2022	15,000	15,491
Province of British Columbia	7.25	9-1-2036	100,000	167,788
Province of Manitoba	2.10	9-6-2022	120,000	123,607
Province of Manitoba	3.05	5-14-2024	150,000	162,897
Province of Ontario	2.00	10-2-2029	90,000	96,293
Province of Ontario	2.20	10-3-2022	120,000	124,072
Province of Ontario	2.30	6-15-2026	70,000	75,995
Province of Ontario	2.40	2-8-2022	270,000	276,768
Province of Ontario	2.50	4-27-2026	70,000	76,699
Province of Ontario	3.20	5-16-2024	5,000	5,473
Province of Ontario	3.40	10-17-2023	110,000	119,484
Province of Quebec	1.35	5-28-2030	100,000	102,093
Province of Quebec	2.50	4-9-2024	70,000	74,838
Province of Quebec	2.50	4-20-2026	75,000	81,840
Province of Quebec	2.63	2-13-2023	60,000	63,004
Province of Quebec	7.13	2-9-2024	110,000	132,859
Province of Quebec	7.50	7-15-2023	80,000	94,137
Republic of Chile	3.24	2-6-2028	250,000	280,625
Republic of Colombia	3.88	4-25-2027	200,000	219,400
Republic of Colombia	6.13	1-18-2041	225,000	297,563
Republic of Colombia	7.38	9-18-2037	140,000	200,900
Republic of Colombia	8.13	5-21-2024	80,000	97,000
Republic of Hungary	5.38	3-25-2024	19,000	21,685
Republic of Hungary	7.63	3-29-2041	112,000	199,608
Republic of Indonesia	3.50	1-11-2028	200,000	223,597
Republic of Indonesia	4.35	1-11-2048	205,000	248,425
Republic of Italy	2.88	10-17-2029	215,000	228,227

11

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio

		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Italy		5.38%	6-15-2033	$60,000	$77,557
Republic of Korea		3.88	9-11-2023	210,000	228,852
Republic of Panama		3.87	7-23-2060	200,000	232,750
Republic of Panama		9.38	4-1-2029	250,000	385,625
Republic of Peru		2.78	1-23-2031	125,000	134,876
Republic of Peru		2.84	6-20-2030	180,000	196,020
Republic of Peru		5.63	11-18-2050	140,000	214,200
Republic of Philippines		5.50	3-30-2026	410,000	509,573
Republic of Philippines		6.38	10-23-2034	185,000	271,203
Republic of Philippines		9.50	2-2-2030	55,000	90,536
Republic of Poland		3.00	3-17-2023	215,000	227,484
Republic of Poland		3.25	4-6-2026	10,000	11,276
State of Israel		3.38	1-15-2050	350,000	386,414
State of Israel		5.50	12-4-2023	120,000	138,734
State of Israel		5.50	9-18-2033	6,000	8,824
United Mexican States		4.00	10-2-2023	194,000	210,975
United Mexican States		4.15	3-28-2027	205,000	233,190
United Mexican States		4.35	1-15-2047	225,000	248,852
United Mexican States		4.50	1-31-2050	260,000	294,453
United Mexican States		4.75	3-8-2044	54,000	62,168
United Mexican States		5.55	1-21-2045	320,000	407,600
United Mexican States		5.75	10-12-2099	21,000	26,276
United Mexican States		6.05	1-11-2040	40,000	52,350
United Mexican States		7.50	4-8-2033	110,000	157,163
United Mexican States		8.30	8-15-2031	60,000	89,400
Total Yankee Government Bonds (Cost $11,345,810)					12,201,103

		Yield		Shares
Short-Term Investments : 11.15%
Investment Companies : 11.15%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.02		65,003,215	65,003,215

Total Short-Term Investments (Cost $65,003,215)					65,003,215

Total investments in securities (Cost $613,317,321)	109.84%				640,246,644
Other assets and liabilities, net	(9.84)				(57,344,325)

Total net assets	100.00%				$582,902,319

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

EDA	Economic Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
National	National Public Finance Guarantee Corporation
TVA	Tennessee Valley Authority

12

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$11,379,432	$222,972,481	$(169,348,698)	$0	$0	$65,003,215	11.15%	65,003,215	$18,471

Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$225,118,413	$0	$225,118,413
Asset-backed securities	0	3,811,767	0	3,811,767
Municipal obligations	0	4,628,316	0	4,628,316
Non-agency mortgage-backed securities	0	6,631,044	0	6,631,044
U.S. Treasury securities	307,863,720	0	0	307,863,720
Yankee corporate bonds and notes	0	14,989,066	0	14,989,066
Yankee government bonds	0	12,201,103	0	12,201,103
Short-term investments

Investment companies	65,003,215	0	0	65,003,215

Total assets	$372,866,935	$267,379,709	$0	$640,246,644

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 13.01%
Azerbaijan : 0.58%
State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels)	4.75%	3-13-2023	$200,000	$212,536

Bahrain : 0.60%
Oil & Gas Holding Company (Energy, Oil, Gas & Consumable Fuels)	7.63	11-7-2024	200,000	220,128

Chile : 1.65%
Codelco Incorporated (Materials, Metals & Mining)	4.25	7-17-2042	250,000	288,833
Codelco Incorporated (Materials, Metals & Mining)	4.88	11-4-2044	250,000	318,418
				607,251

China : 1.73%
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	3.00	4-12-2022	200,000	205,192
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	3.25	4-28-2025	200,000	214,888
State Grid Overseas Investment (2016) Limited (Utilities, Electric Utilities)	2.88	5-18-2026	200,000	216,144
				636,224

Hong Kong : 0.56%
CNAC Hong Kong Finbridge Company Limited (Materials, Chemicals)	4.63	3-14-2023	200,000	206,915

Indonesia : 1.27%
PT Indonesia Asahan Aluminium Persero Tbk (Materials, Metals & Mining)	5.71	11-15-2023	200,000	221,016
PT Pertamina Persero Tbk (Energy, Oil, Gas & Consumable Fuels)	5.63	5-20-2043	200,000	246,500
				467,516

Kazakhstan : 0.72%
KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels)	5.75	4-19-2047	200,000	263,768

Malaysia : 1.71%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	3.50	4-21-2030	200,000	228,612
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	4.50	3-18-2045	300,000	402,861
				631,473

Mexico : 2.19%
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.63	1-23-2046	250,000	199,845
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels) 144A	5.95	1-28-2031	470,000	437,100
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	6.75	9-21-2047	200,000	172,000
				808,945

Netherlands : 0.77%
MDC-GMTN BV (Financials, Diversified Financial Services)	3.75	4-19-2029	250,000	285,468

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Saudi Arabia : 0.56%
KSA Sukuk Limited (Financials, Diversified Financial Services)	2.89%	4-20-2022	$200,000	$205,859

United Arab Emirates : 0.67%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, Gas & Consumable Fuels)	4.60	11-2-2047	200,000	247,532

Total Yankee Corporate Bonds and Notes (Cost $4,401,308)				4,793,615

Yankee Government Bonds : 83.34%
Abu Dhabi Government	2.13	9-30-2024	200,000	209,549
Abu Dhabi Government	2.50	10-11-2022	200,000	207,120
Abu Dhabi Government	3.13	9-30-2049	200,000	217,300
Abu Dhabi Government	3.88	4-16-2050	200,000	248,096
Arab Republic of Egypt	5.88	6-11-2025	200,000	211,266
Arab Republic of Egypt	6.13	1-31-2022	200,000	207,792
Arab Republic of Egypt	8.50	1-31-2047	250,000	270,313
Arab Republic of Egypt	8.70	3-1-2049	200,000	218,979
China Development Bank	4.00	1-24-2037	350,000	413,167
China Government	1.88	12-3-2022	200,000	205,676
Dominican Republic	5.88	1-30-2060	200,000	208,000
Dominican Republic	5.95	1-25-2027	350,000	393,015
Dominican Republic	6.00	7-19-2028	200,000	227,600
Dominican Republic	6.40	6-5-2049	150,000	166,275
Export-Import Bank of India	4.00	1-14-2023	250,000	264,250
Federation of Malaysia	3.18	4-27-2026	400,000	447,844
Federative Republic of Brazil	2.63	1-5-2023	200,000	207,250
Federative Republic of Brazil	4.50	5-30-2029	200,000	220,640
Federative Republic of Brazil	4.63	1-13-2028	400,000	444,604
Federative Republic of Brazil	5.63	1-7-2041	250,000	294,375
Government of Jamaica	7.88	7-28-2045	300,000	406,050
Islamic Republic of Pakistan	8.25	9-30-2025	200,000	217,500
Kingdom of Bahrain	6.75	9-20-2029	200,000	226,546
Kingdom of Bahrain	7.00	10-12-2028	400,000	457,965
Kingdom of Jordan	5.85	7-7-2030	200,000	213,282
Kuwait Government	3.50	3-20-2027	200,000	227,487
Lebanese Republic †	6.60	11-27-2026	300,000	41,250
Lebanese Republic †	7.05	11-2-2035	200,000	28,000
Lebanese Republic †	8.25	4-12-2021	350,000	50,820
Mongolia Government	5.13	12-5-2022	200,000	207,000
Oman Government	3.88	3-8-2022	300,000	298,875
Oman Government	5.93	10-31-2025	200,000	216,107
Oman Government	6.50	3-8-2047	400,000	365,098
Oriental Republic of Uruguay	4.38	10-27-2027	200,000	234,750
Oriental Republic of Uruguay	4.98	4-20-2055	100,000	135,750
Oriental Republic of Uruguay	5.10	6-18-2050	250,000	343,438
Oriental Republic of Uruguay	7.88	1-15-2033	125,000	196,876
Perusahaan Penerbit SBSN Indonesia III	4.55	3-29-2026	200,000	230,994
Perusahaan Penerbit SBSN Indonesia III	4.45	2-20-2029	200,000	235,962
Qatar Government	3.25	6-2-2026	200,000	222,016
Qatar Government	3.75	4-16-2030	200,000	234,370
Qatar Government	4.00	3-14-2029	200,000	236,104
Qatar Government	4.63	6-2-2046	450,000	605,147
Republic of Angola	8.25	5-9-2028	200,000	178,750
Republic of Angola	9.50	11-12-2025	200,000	190,226
Republic of Argentina	0.13	7-9-2030	100,000	39,200
Republic of Argentina	0.13	7-9-2046	1,018,500	364,623
Republic of Argentina	1.00	7-9-2029	28,355	12,122
Republic of Azerbaijan	3.50	9-1-2032	200,000	206,704
Republic of Belarus	7.63	6-29-2027	200,000	214,160
Republic of Chile	3.50	1-25-2050	200,000	228,000
Republic of Chile	3.86	6-21-2047	150,000	180,150
Republic of Colombia	3.13	4-15-2031	200,000	210,000
Republic of Colombia	3.88	4-25-2027	200,000	219,400

2

Wells Fargo Emerging Markets Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Republic of Colombia	4.50%	1-28-2026	$200,000	$223,500
Republic of Colombia	5.00	6-15-2045	286,000	344,204
Republic of Colombia	7.38	9-18-2037	150,000	215,250
Republic of Costa Rica	7.00	4-4-2044	350,000	301,700
Republic of Cote d’Ivoire	6.13	6-15-2033	200,000	220,000
Republic of Croatia	6.00	1-26-2024	200,000	230,000
Republic of Ecuador	0.50	7-31-2040	350,000	171,325
Republic of Ecuador	0.50	7-31-2040	300,000	146,850
Republic of Ecuador	0.50	7-31-2040	200,000	97,900
Republic of El Salvador	7.65	6-15-2035	347,000	304,319
Republic of Gabon	6.38	12-12-2024	150,000	150,969
Republic of Ghana	7.63	5-16-2029	300,000	306,000
Republic of Ghana	8.63	6-16-2049	200,000	194,950
Republic of Guatemala	4.38	6-5-2027	200,000	219,100
Republic of Hungary	5.38	2-21-2023	200,000	220,216
Republic of Hungary	5.38	3-25-2024	200,000	228,260
Republic of Indonesia	4.10	4-24-2028	300,000	348,101
Republic of Indonesia	5.13	1-15-2045	200,000	260,785
Republic of Indonesia	7.75	1-17-2038	125,000	197,964
Republic of Iraq	5.80	1-15-2028	234,375	215,063
Republic of Kazakhstan	4.88	10-14-2044	300,000	405,324
Republic of Kazakhstan	5.13	7-21-2025	200,000	235,354
Republic of Kenya	6.88	6-24-2024	200,000	216,136
Republic of Kenya	8.25	2-28-2048	200,000	223,736
Republic of Nigeria	7.63	11-21-2025	200,000	225,119
Republic of Nigeria	7.88	2-16-2032	300,000	322,410
Republic of Panama	4.00	9-22-2024	563,000	615,781
Republic of Panama	4.50	5-15-2047	350,000	442,750
Republic of Paraguay	5.00	4-15-2026	250,000	288,128
Republic of Peru	4.13	8-25-2027	100,000	116,125
Republic of Peru	5.63	11-18-2050	100,000	153,000
Republic of Peru	6.55	3-14-2037	365,000	543,850
Republic of Peru	7.35	7-21-2025	100,000	127,375
Republic of Peru	8.75	11-21-2033	25,000	41,813
Republic of Philippines	3.70	2-2-2042	200,000	233,347
Republic of Philippines	4.20	1-21-2024	200,000	222,644
Republic of Philippines	5.50	3-30-2026	150,000	186,429
Republic of Philippines	6.38	1-15-2032	300,000	427,800
Republic of Poland	3.25	4-6-2026	300,000	338,265
Republic of Poland	4.00	1-22-2024	100,000	110,956
Republic of Senegal	6.25	5-23-2033	200,000	220,420
Republic of South Africa	4.85	9-30-2029	600,000	616,918
Republic of South Africa	6.25	3-8-2041	200,000	208,080
Republic of Sri Lanka	5.75	1-18-2022	250,000	201,250
Republic of Sri Lanka	6.75	4-18-2028	300,000	173,592
Republic of Turkey	4.88	10-9-2026	200,000	195,250
Republic of Turkey	5.60	11-14-2024	200,000	204,242
Republic of Turkey	6.63	2-17-2045	400,000	397,556
Republic of Turkey	7.38	2-5-2025	200,000	217,036
Republic of Turkey	7.63	4-26-2029	200,000	221,576
Republic of Venezuela †	6.00	12-9-2020	225,000	20,250
Republic of Venezuela †	7.00	3-31-2038	200,000	18,000
Republic of Zambia	8.50	4-14-2024	200,000	96,000
Romania Government	4.38	8-22-2023	200,000	217,800
Romania Government	4.88	1-22-2024	150,000	167,055
Romania Government	5.13	6-15-2048	200,000	256,720
Russian Federation	4.50	4-4-2022	200,000	209,185
Russian Federation	4.88	9-16-2023	200,000	219,520
Russian Federation	12.75	6-24-2028	250,000	427,813
Russian Federation	5.63	4-4-2042	200,000	273,200
Saudi Government	2.88	3-4-2023	200,000	209,149
Saudi Government	3.63	3-4-2028	200,000	223,020
Saudi Government	4.50	4-17-2030	200,000	240,220

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Emerging Markets Bond Portfolio

		Interest rate	Maturity date	Principal	Value
Yankee Government Bonds (continued)
Saudi Government		4.50%	10-26-2046	$200,000	$245,250
Saudi Government		4.63	10-4-2047	200,000	250,476
Trinidad & Tobago Government		4.50	8-4-2026	200,000	214,400
Ukraine Government		7.38	9-25-2032	200,000	214,130
Ukraine Government		7.75	9-1-2023	200,000	216,857
Ukraine Government		7.75	9-1-2025	400,000	439,409
United Mexican States		3.25	4-16-2030	200,000	212,400
United Mexican States		4.00	10-2-2023	200,000	217,500
United Mexican States		4.50	1-31-2050	200,000	226,502
United Mexican States		6.75	9-27-2034	150,000	207,563
Total Yankee Government Bonds (Cost $30,444,956)					30,708,970

		Yield		Shares
Short-Term Investments : 4.37%
Investment Companies : 4.37%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.02%		1,611,085	1,611,085

Total Short-Term Investments (Cost $1,611,085)					1,611,085

Total investments in securities (Cost $36,457,349)	100.72%				37,113,670
Other assets and liabilities, net	(0.72)				(266,028)

Total net assets	100.00%				$36,847,642

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

4

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$922,295	$10,061,900	$(9,373,110)	$0	$0	$1,611,085	4.37%	1,611,085	$428

Wells Fargo Emerging Markets Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Yankee corporate bonds and notes	$0	$4,793,615	$0	$4,793,615
Yankee government bonds	0	30,708,970	0	30,708,970

Short-term investments
Investment companies	1,611,085	0	0	1,611,085

Total assets	$1,611,085	$35,502,585	$0	$37,113,670

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

	Shares	Value
Common Stocks: 92.94%
Brazil: 2.87%
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	1,156	$15,191
B3 Brasil Bolsa Balcao SA (Financials, Capital Markets)	63,500	665,296
Banco BTG Pactual SA (Financials, Capital Markets)	20,600	304,613
Banco do Brasil SA (Financials, Banks)	77,800	491,714
Banco Santander Brasil SA (Financials, Banks)	26,300	192,191
BB Seguridade Participacoes SA (Financials, Insurance)	70,600	376,365
CCR SA (Industrials, Transportation Infrastructure)	19,982	48,637
Cia Siderurgica Nacional SA (Materials, Metals & Mining)	27,800	121,995
Companhia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing)	12,900	166,746
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	18,241	151,651
Cosan SA Industria e Comercio (Energy, Oil, Gas & Consumable Fuels)	22,000	318,416
CPFL Energia SA (Utilities, Electric Utilities)	15,600	91,287
IRB-Brasil Resseguros SA (Financials, Insurance)	72,400	89,598
Localiza Rent A Car SA (Industrials, Road & Rail)	1,360	17,064
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	14,600	121,762
Magazine Luiza SA (Consumer Discretionary, Multiline Retail)	70,800	308,975
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	87,800	336,457
Porto Seguro SA (Financials, Insurance)	36,768	325,308
Sul America SA (Financials, Insurance)	48,698	389,228
Telefonica Brasil SA (Communication Services, Diversified Telecommunication Services)	16,555	138,283
TIM SA (Communication Services, Wireless Telecommunication Services)	70,800	178,275
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	105,596	400,711
WEG SA (Industrials, Electrical Equipment)	38,533	529,151
		5,778,914

Chile: 0.54%
Aguas Andinas SA Class A (Utilities, Water Utilities)	18,808	5,456
Cencosud SA (Consumer Staples, Food & Staples Retailing)	166,049	286,962
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	1,264,704	202,512
Empresa Nacional de Telecomunicaciones SA (Communication Services, Wireless Telecommunication Services)	17,390	105,449
Enel Americas SA (Utilities, Electric Utilities)	1,025,502	148,865
Enel Chile SA (Utilities, Electric Utilities)	3,008,370	209,547
S.A.C.I. Falabella (Consumer Discretionary, Multiline Retail)	38,627	132,373
		1,091,164

China: 35.55%
A Living Services Company Limited Class H (Industrials, Commercial Services & Supplies)	10,500	44,229
AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	6,500	36,395
Agile Property Holdings Limited (Real Estate, Real Estate Management & Development)	120,000	173,396
Agricultural Bank of China Limited Class H (Financials, Banks)	27,000	10,241
Aier Eye Hospital Group Company Limited Class A (Health Care, Health Care Providers & Services)	1,600	14,876
Alibaba Group Holding Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	41,675	10,975,528
Aluminum Corporation of China Limited Class H (Materials, Metals & Mining) †	403,334	159,230
Angel Yeast Company Limited Class A (Consumer Staples, Food Products)	15,200	106,226
Anhui Conch Cement Company Limited Class H (Materials, Construction Materials)	84,000	537,527
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	11,313	133,986
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	15,000	203,972
Apeloa Pharmaceutical Company Class A (Health Care, Biotechnology)	33,900	107,383
AviChina Industry & Technology Company Limited Class H (Industrials, Aerospace & Defense)	329,000	200,344
BAIC Motor Corporation Limited Class H (Consumer Discretionary, Automobiles) 144A	44,000	16,462
Baidu Incorporated ADR (Communication Services, Interactive Media & Services) †	6,325	879,112
Bank of Chengdu Company Limited (Financials, Banks)	16,800	29,046
Bank of China Limited Class H (Financials, Banks)	2,356,000	832,847
Bank of Communications Limited Class H (Financials, Banks)	265,000	146,670
Bank of Hangzhou Company Limited Class A (Financials, Banks)	31,900	73,665

1

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

	Shares	Value
China (continued)
Beijing Capital International Airport Company Limited Class H (Industrials, Transportation Infrastructure)	32,666	$24,486
Beijing Dabeinong Technology Group Company Limited Class A (Consumer Staples, Food Products)	173,900	217,699
Beijing Enlight Media Company Limited Class A (Communication Services, Media)	44,800	88,277
Beijing Kunlun Tech Company Limited Class A (Communication Services, Interactive Media & Services)	62,000	207,602
Beijing Oriental Yuhong Waterproof Technology Company Limited Class A (Materials, Construction Materials)	32,400	168,345
Beijing Sinnet Technology Company Limited Class A (Information Technology, IT Services)	7,500	21,763
BTG Hotels Group Company Limited Class A (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,300	36,414
BYD Company Limited Class H (Consumer Discretionary, Automobiles)	12,000	281,923
C&S Paper Company Limited Class A (Consumer Staples, Household Products)	65,200	203,756
Centre Testing International Group Company Limited Class A (Industrials, Commercial Services & Supplies)	85,500	307,593
CGN Power Company Limited Class H (Utilities, Independent Power & Renewable Electricity Producers) 144A	839,000	179,684
Chacha Food Company Limited Class A (Consumer Staples, Food Products)	34,300	281,135
China Aoyuan Group Limited (Real Estate, Real Estate Management & Development)	194,000	201,983
China Cinda Asset Management Company Limited Class H (Financials, Capital Markets)	241,000	46,950
China CITIC Bank Class H (Financials, Banks)	274,351	118,574
China Communications Services Corporation Limited Class H (Industrials, Construction & Engineering)	898,000	479,641
China Conch Venture Holdings Limited (Industrials, Machinery)	59,000	280,117
China Construction Bank Class H (Financials, Banks)	2,267,000	1,778,257
China Eastern Airlines Company Class H (Industrials, Airlines)	268,000	121,016
China Galaxy Securities Company Limited Class H (Financials, Capital Markets)	563,500	364,226
China Hongqiao Group Limited (Materials, Metals & Mining)	425,500	371,644
China International Capital Corporation Limited (Financials, Capital Markets) 144A†	76,000	177,081
China Lesso Group Holdings Limited Class L (Industrials, Building Products)	89,000	158,915
China Life Insurance Company Class H (Financials, Insurance)	257,000	582,897
China Longyuan Power Group Corporation Class H (Utilities, Independent Power & Renewable Electricity Producers)	519,000	436,571
China Medical System Holding Limited (Health Care, Pharmaceuticals)	178,000	181,880
China Mengniu Dairy Company Limited (Consumer Staples, Food Products)	34,334	173,640
China Merchants Bank Company Limited Class A (Financials, Banks)	21,200	142,360
China Merchants Bank Company Limited Class H (Financials, Banks)	109,500	692,935
China Merchants Property Development Company Limited (Real Estate, Real Estate Management & Development)	26,600	93,756
China Molybdenum Company Limited Class H (Materials, Metals & Mining)	321,000	150,746
China National Building Material Company Limited Class H (Materials, Construction Materials)	456,000	598,897
China National Medicines Corporation Limited Class A (Health Care, Health Care Equipment & Supplies)	6,400	43,463
China Oilfield Services Limited Class H (Energy, Energy Equipment & Services)	51,333	38,875
China Overseas Property Holding Limited (Real Estate, Real Estate Management & Development)	340,000	222,396
China Petroleum & Chemical Corporation Class H (Energy, Oil, Gas & Consumable Fuels)	426,000	192,911
China Railway Construction Corporation Limited Class H (Industrials, Construction & Engineering)	421,500	278,424
China Railway Group Limited Class H (Industrials, Construction & Engineering)	681,000	336,500
China Resources Cement Holdings Limited (Materials, Construction Materials)	372,000	462,657
China Shenhua Energy Company Limited Class H (Energy, Oil, Gas & Consumable Fuels)	265,500	513,116
China Telecom Corporation Limited Class H (Communication Services, Diversified Telecommunication Services)	852,000	257,214
China Yangtze Power Company Limited Class A (Utilities, Independent Power & Renewable Electricity Producers)	9,012	27,534
China YuHua Education Corporation Limited (Consumer Discretionary, Diversified Consumer Services) 144A	90,000	84,879
Chongqing Brewery Company Limited Class A (Consumer Staples, Beverages)	14,840	236,729
Chongqing Fuling Zhacai Group Company Limited Class A (Consumer Staples, Food Products)	10,200	58,886
CIFI Holdings Group Company Limited (Real Estate, Real Estate Management & Development)	272,000	235,117
COSCO Shipping Energy Transportation Company Limited Class H (Industrials, Marine)	1,062,000	467,217
COSCO Shipping Holdings Company Limited Class H (Industrials, Marine) †	361,750	338,365
Country Garden Holdings Company Limited (Real Estate, Real Estate Management & Development)	171,000	225,910
Country Garden Services Holdings Company Limited (Industrials, Commercial Services & Supplies)	22,666	126,912

2

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

	Shares	Value
China (continued)
Da An Gene Company Limited of Sun Yat-Sen University Class A (Health Care, Health Care Equipment & Supplies)	57,400	$287,427
Dali Foods Group Company Limited (Consumer Staples, Food Products) 144A	55,000	34,060
Daqin Railway Company Limited Class A (Industrials, Transportation Infrastructure)	62,800	64,687
Dongfeng Motor Group Company Limited Class H (Consumer Discretionary, Automobiles)	4,000	4,118
ENN Energy Holdings Limited (Utilities, Gas Utilities)	17,800	235,847
G-bits Network Technology (Xiamen) Company Limited Class A (Information Technology, Software)	2,700	154,156
GF Securities Company Limited Class A (Financials, Capital Markets)	4,600	11,832
GF Securities Company Limited H Shares (Financials, Capital Markets)	93,000	129,822
Giant Network Group Company Limited Class A (Information Technology, Software)	49,800	134,975
Great Wall Motor Company Limited Class H (Consumer Discretionary, Automobiles)	271,500	549,932
Guangdong Haid Group Company Limited Class A (Consumer Staples, Food Products)	4,500	38,483
Guangzhou Automobile Group Company Limited Class H (Consumer Discretionary, Automobiles)	120,400	129,548
Guangzhou Kingmed Diagnostics Group Company Limited Class A (Health Care, Health Care Providers & Services)	300	3,965
Guangzhou R&F Properties Company Limited Class H (Real Estate, Real Estate Management & Development)	106,000	138,123
Haitian International Holdings Limited (Industrials, Machinery)	94,000	255,282
Hefei Meiya Optoelectronic Technology Incorporation Class A (Industrials, Electrical Equipment)	42,509	286,743
Heilongjiang Agriculture Company Limited Class A (Consumer Staples, Food Products)	21,200	55,172
Henan Shuanghui Investment & Development Company Limited Class A (Consumer Staples, Food Products)	34,108	238,987
Hengan International Group Company Limited (Consumer Staples, Personal Products)	61,500	424,491
Hongfa Technology Company Limited Class A (Industrials, Machinery)	4,000	29,103
Hualan Biological Engineer Incorporated Class A (Health Care, Biotechnology)	1,600	10,462
Huaneng Power International Incorporated Class H (Utilities, Independent Power & Renewable Electricity Producers)	601,334	235,846
Huaxin Cement Company Limited Class A (Materials, Construction Materials)	18,300	68,143
Hubei Kaile Science & Technology Company Limited Class A (Industrials, Transportation Infrastructure) †	50,300	90,938
Hundsun Technologies Incorporated Class A (Information Technology, Software)	1,400	18,809
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	1,758,000	1,115,895
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, Gas & Consumable Fuels)	602,735	306,189
JD.com Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	27,165	2,318,533
Jiangsu Changshu Rural Commercial Bank Company Limited Class A (Financials, Banks)	54,600	64,536
Jiangsu Express Company Limited Class H (Industrials, Transportation Infrastructure)	76,000	85,501
Jiangsu Hengli Hydraulic Company Limited Class A (Industrials, Machinery)	32,656	454,104
Jiangsu Yangnong Chemical Company Limited Class A (Materials, Chemicals)	11,600	204,430
Jiangxi Copper Company Limited Class H (Materials, Metals & Mining)	102,000	167,126
Jinyu Bio-Technology Company Limited Class A (Health Care, Biotechnology)	35,800	131,785
Joincare Pharmaceutical Group Industry Company Limited Class A (Health Care, Pharmaceuticals)	15,200	32,353
Jointown Pharmaceutical Group Company Limited Class A (Health Care, Pharmaceuticals) †	7,931	21,194
Jonjee High-Tech Industrial and Commercial Holding Company Limited Class A (Consumer Staples, Food Products)	4,100	37,760
Joyoung Company Limited Class A (Consumer Discretionary, Household Durables)	57,247	284,052
Kaisa Group Holdings Limited (Real Estate, Real Estate Management & Development)	74,000	38,952
Kingboard Chemicals Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	125,500	480,883
Kingdee International Software Group Limited (Information Technology, Software)	52,000	181,472
Kingsoft Corporation (Information Technology, Software)	10,000	50,187
Kweichow Moutai Company Limited Class A (Consumer Staples, Beverages)	1,700	442,656
KWG Living Group Holdings Limited (Real Estate, Real Estate Management & Development) †	111,500	86,311
KWG Property Holding Limited (Real Estate, Real Estate Management & Development)	380,500	520,355
Laobaixing Pharmacy Chain JSC Class A (Consumer Staples, Food & Staples Retailing)	6,860	74,945
Leo Group Company Limited Class A (Communication Services, Media)	383,601	199,895
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	44,500	241,129
Livzon Pharmaceutical Group Incorporated Class A (Health Care, Pharmaceuticals)	24,100	154,474
Logan Property Holdings Company Limited (Real Estate, Real Estate Management & Development)	180,000	301,430
Longfor Properties Company Limited (Real Estate, Real Estate Management & Development)	42,500	278,543
Luenmei Quantum Company Limited Class A (Industrials, Construction & Engineering)	16,700	34,531
Mango Excellent Media Company Limited Class A (Consumer Discretionary, Multiline Retail)	500	5,208
Meituan Dianping Company (Consumer Discretionary, Internet & Direct Marketing Retail) †	101,900	3,812,516
Midea Group Company Limited Class A (Consumer Discretionary, Household Durables)	7,101	93,695

3

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

	Shares	Value
China (continued)
NetEase Incorporated ADR (Communication Services, Entertainment)	11,494	$1,038,713
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services) †	2,465	406,355
Ningbo Tuopu Group Company Limited Class A (Consumer Discretionary, Auto Components)	8,100	40,142
NIO Incorporated ADR (Consumer Discretionary, Automobiles) †	28,330	1,431,515
Offcn Education Technology Company Limited Class A (Consumer Discretionary, Diversified Consumer Services)	8,000	43,852
OFILM Group Company Limited Class A (Information Technology, Electronic Equipment, Instruments & Components)	1,800	4,198
People’s Insurance Company Group of China Limited Class H (Financials, Insurance)	1,237,000	390,999
Perfect World Company Limited Class A (Information Technology, Software)	22,100	90,486
Pinduoduo Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	220	30,538
Ping An Healthcare and Technology Company Limited (Health Care, Health Care Technology) 144A†	1,800	22,027
Ping An Insurance Group Company Class H (Financials, Insurance)	116,000	1,361,880
Postal Savings Bank of China Company Limited Class H (Financials, Banks)	303,000	171,221
Sanan Optoelectronics Company Limited Class A (Information Technology, Semiconductors & Semiconductor Equipment)	7,000	28,554
SF Holding Company Limited Class A (Industrials, Air Freight & Logistics)	10,600	128,832
Shandong Buchang Pharmaceuticals Company Limited Class A (Health Care, Biotechnology)	23,500	86,221
Shandong Hualu Hengsheng Chemical Company Limited Class A (Materials, Chemicals)	59,307	316,258
Shandong Weigao Group Medical Polymer Company Limited Class H (Health Care, Health Care Equipment & Supplies)	18,667	38,629
Shanghai Baosight Software Company Limited Class A (Information Technology, IT Services)	6,600	60,654
Shanghai Electric Group Company Limited Class H (Industrials, Electrical Equipment) †	96,000	27,619
Shanghai Jinjiang International Hotels Company Limited Class A (Consumer Discretionary, Hotels, Restaurants & Leisure)	34,900	257,315
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real Estate, Real Estate Management & Development)	180,870	140,717
Shanghai Pharmaceuticals Holding Company Limited Class A (Health Care, Health Care Equipment & Supplies)	22,600	69,048
Shanghai Pharmaceuticals Holding Company Limited Class H (Health Care, Health Care Providers & Services)	1,934	3,274
Shanxi Xinghuacun Fen Wine Factory Company Limited Class A (Consumer Staples, Beverages)	2,400	87,757
Shenzhen Expressway Company Limited (Industrials, Transportation Infrastructure)	280,000	279,240
Shenzhen International Holdings Limited Class H (Industrials, Transportation Infrastructure)	47,500	78,073
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	18,800	318,223
Shijiazhuang Yiling Pharmaceutical Company Limited Class A (Health Care, Pharmaceuticals)	19,500	74,508
Shimao Property Holding Limited (Real Estate, Real Estate Management & Development)	48,000	178,969
Silergy Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	3,000	233,664
Sinolink Securities Company Limited Class A (Financials, Capital Markets)	17,400	47,556
Sinopec Engineering Group Class H (Industrials, Construction & Engineering)	429,500	190,063
Sinopec Shanghai Petrochemical Company Limited H Shares (Materials, Chemicals)	1,416,000	314,218
Sinopharm Group Company Limited Class H (Health Care, Health Care Providers & Services)	85,200	210,608
Sinotrans Limited Class A (Industrials, Air Freight & Logistics)	164,700	118,604
SOHO China Limited (Financials, Real Estate Management & Development) †	249,000	77,420
Sunac China Holdings Limited (Financials, Real Estate Management & Development)	69,000	264,390
Sunac Services Holdings Limited (Real Estate, Real Estate Management & Development) †	2,220	3,420
Sunny Optical Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,000	98,309
TAL Education Group ADR (Consumer Discretionary, Diversified Consumer Services) †	7,669	537,290
Tencent Holdings Limited (Communication Services, Interactive Media & Services)	162,200	11,781,449
Thunder Software Technology Company Limited Class A (Industrials, Commercial Services & Supplies)	5,800	77,798
Tingyi Holding Corporation (Consumer Staples, Food Products)	82,000	138,376
Tongcheng-Elong Holdings Limited (Communication Services, Interactive Media & Services) †	17,200	32,088
Travelsky Technology Limited Class H (Information Technology, IT Services)	100,000	226,808
Tsingtao Brewery Company Limited Class H (Consumer Staples, Beverages)	18,000	174,867
Vinda International Holdings Limited (Consumer Staples, Household Products)	10,000	28,577
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †	11,597	296,187
Weichai Power Company Limited Class H (Industrials, Machinery)	153,000	312,275
Weifu High-Technology Group Company Limited Class A (Consumer Discretionary, Auto Components)	19,800	77,910

4

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

	Shares	Value
China (continued)
Weihai Guangwei Composites Company Limited Class A (Materials, Chemicals)	17,300	$188,186
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Limited Class A (Consumer Discretionary, Auto Components)	41,100	163,159
Wuhu Token Science Company Limited Class A (Information Technology, Electronic Equipment, Instruments & Components)	87,300	131,304
Wuliangye Yibin Company Limited Class A (Consumer Staples, Beverages)	1,800	69,460
WuXi AppTec Company Limited (Health Care, Life Sciences Tools & Services) 144A	4,380	65,550
WuXi Biologics Cayman Incorporated (Health Care, Life Sciences Tools & Services) 144A†	64,500	639,920
Xiaomi Corporation Class B (Information Technology, Technology Hardware, Storage & Peripherals) 144A†	206,200	704,975
Xinyi Solar Holdings Limited (Information Technology, Semiconductors & Semiconductor Equipment)	112,333	204,926
Yanzhou Coal Mining Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	836,000	689,202
Yifan Pharmaceutical Company Limited Class A (Health Care, Biotechnology)	2,600	8,121
Yifeng Pharmacy Chain Company Limited Class A (Consumer Staples, Food & Staples Retailing)	2,200	33,764
Yihai International Holding (Consumer Staples, Food Products)	13,500	158,233
Yum China Holdings Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,442	475,960
Yuzhou Group Holdings Company Limited (Real Estate, Real Estate Management & Development)	813,000	323,058
Zhejiang Chint Electrics Company Limited Class A (Industrials, Electrical Equipment)	18,400	91,774
Zhejiang Expressway Company Limited H Shares (Industrials, Transportation Infrastructure)	22,000	15,668
Zhejiang Huahai Pharmaceutical Company Limited Class A (Health Care, Pharmaceuticals)	7,500	35,026
Zhejiang Juhua Company Limited Class A (Materials, Chemicals)	35,400	42,434
Zhejiang Sanhua Intelligent Controls Company Limited Class A (Industrials, Machinery)	7,000	24,907
Zhongsheng Group Holdings Limited (Consumer Discretionary, Specialty Retail)	70,000	525,606
Zhuzhou CSR Times Electric Company Limited Class H (Industrials, Electrical Equipment)	17,700	55,719
Zijin Mining Group Company Limited Class H (Materials, Metals & Mining)	356,000	355,033
ZTE Corporation H Shares (Information Technology, Communications Equipment)	22,600	58,315
ZTO Express (Cayman) Incorporated ADR (Industrials, Air Freight & Logistics)	10,077	284,574
		71,643,162

Colombia: 0.14%
Bancolombia SA (Financials, Banks)	20,647	158,918
Ecopetrol SA (Energy, Oil, Gas & Consumable Fuels)	220,450	127,565
		286,483

Czech Republic: 0.09%
Komercni Banka AS (Financials, Banks) †	903	24,164
Moneta Money Bank (Financials, Banks) 144A	55,044	164,304
		188,468

Egypt: 0.16%
Commercial International Bank ADR (Financials, Banks)	81,329	316,362

Greece: 0.14%
FF Group (Consumer Discretionary, Specialty Retail) †(a)	3,820	0
Hellenic Telecommunications Organization SA (Communication Services, Diversified Telecommunication Services)	14,122	235,331
Jumbo SA (Consumer Discretionary, Specialty Retail)	643	11,497
OPAP SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,709	41,809
		288,637

Hong Kong: 3.51%
Brilliance China Automotive Holdings Limited (Consumer Discretionary, Automobiles)	100,000	89,020
BYD Electronic International Company Limited (Information Technology, Communications Equipment)	51,000	252,334
China Everbright Limited (Financials, Capital Markets)	312,000	450,024
China Jinmao Holdings Group Limited (Real Estate, Real Estate Management & Development)	120,000	61,772
China Merchants Port Holdings Company Limited (Industrials, Transportation Infrastructure)	80,000	94,852
China Mobile Limited (Communication Services, Wireless Telecommunication Services)	184,000	1,101,477
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	83,000	201,957

5

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

	Shares	Value
Hong Kong (continued)
China Power International Development Limited (Utilities, Independent Power & Renewable Electricity Producers)	1,221,000	$245,742
China Resources Land Limited (Real Estate, Real Estate Management & Development)	72,000	312,113
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	268,000	284,906
China Traditional Chinese Medicine Holdings Company Limited (Health Care, Pharmaceuticals)	200,000	94,181
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	395,000	414,312
CSPC Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	227,200	221,893
Far East Horizon Limited (Financials, Diversified Financial Services)	415,000	440,644
Fosun International (Industrials, Industrial Conglomerates)	23,500	33,957
Geely Automobile Holdings Limited (Consumer Discretionary, Automobiles)	98,000	272,466
Haier Electronics Group Company Limited (Consumer Discretionary, Household Durables)	51,000	243,122
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	342,000	553,303
Kunlun Energy Limited (Utilities, Gas Utilities)	318,000	239,596
Lee & Man Paper Manufacturing Limited (Materials, Paper & Forest Products)	298,000	242,212
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	212,000	278,435
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	174,000	258,608
Shenzhen Investment Limited (Real Estate, Real Estate Management & Development)	334,666	122,191
Sino-Ocean Land Holdings Limited (Real Estate, Real Estate Management & Development)	764,500	160,770
Sinotruk Hong Kong Limited (Industrials, Machinery)	133,500	331,380
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	66,500	69,837
		7,071,104

Hungary: 0.47%
OTP Bank plc (Financials, Banks) †	8,989	356,601
Richter Gedeon (Health Care, Pharmaceuticals)	25,301	599,450
		956,051

India: 8.11%
Asian Paints Limited (Materials, Chemicals)	7,561	225,189
Aurobindo Pharma Limited (Health Care, Pharmaceuticals)	16,348	190,037
Avenue Supermarts Limited (Consumer Staples, Food & Staples Retailing) †	2,694	82,715
Axis Bank Limited (Financials, Banks) †	68,532	553,918
Bajaj Auto Limited (Consumer Discretionary, Automobiles)	6,009	256,734
Bandhan Bank Limited (Financials, Banks) 144A†	5,005	24,665
Berger Paints India Limited (Materials, Chemicals)	4,303	37,459
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	56,147	280,360
Bharti Infratel Limited (Communication Services, Diversified Telecommunication Services)	93,842	274,130
Cipla India Limited (Health Care, Pharmaceuticals)	24,993	249,879
Colgate-Palmolive Company India Limited (Consumer Staples, Personal Products)	6,074	123,637
Container Corporation of India Limited (Industrials, Transportation Infrastructure)	53,902	295,006
Dabur India Limited (Consumer Staples, Personal Products)	8,379	56,248
Divi’s Laboratories Limited (Health Care, Life Sciences Tools & Services)	10,734	517,998
DLF Limited (Real Estate, Real Estate Management & Development)	47,327	118,704
Dr. Reddy’s Laboratories Limited (Health Care, Pharmaceuticals)	5,406	351,315
Gail India Limited (Utilities, Gas Utilities)	194,032	267,759
Godrej Consumer Products Limited (Consumer Staples, Personal Products)	6,662	62,668
Havells India Limited (Industrials, Electrical Equipment)	5,577	60,039
HCL Technologies Limited (Information Technology, IT Services)	24,934	275,233
Hemisphere Properties India Limited (Real Estate, Real Estate Management & Development) †	5,373	4,574
Hero Motorcorp Limited (Consumer Discretionary, Automobiles)	5,321	221,773
Hindalco Industries Limited (Materials, Metals & Mining)	107,041	323,869
Hindustan Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	104,433	291,990
Hindustan Unilever Limited (Consumer Staples, Household Products)	17,211	494,784
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	35,284	1,070,248
ICICI Bank Limited (Financials, Banks) †	148,166	944,476
Indraprastha Gas Limited (Utilities, Gas Utilities)	10,108	67,854
Info Edge India Limited (Communication Services, Interactive Media & Services)	5,050	291,806
Infosys Limited (Information Technology, IT Services)	100,239	1,497,105

6

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

	Shares	Value
India (continued)
ITC Limited (Consumer Staples, Tobacco)	43,706	$113,881
Jubilant Foodworks Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,200	107,503
LIC Housing Finance Limited (Financials, Thrifts & Mortgage Finance)	48,255	213,144
Mahindra & Mahindra Limited (Consumer Discretionary, Automobiles)	8,628	83,545
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	2,856	270,003
Motherson Sumi Systems Limited (Consumer Discretionary, Auto Components)	3,270	6,492
Nestle India Limited (Consumer Staples, Food Products)	1,015	244,271
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	169,678	215,939
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	200,184	209,834
Page Industries Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	394	120,583
Petronet LNG Limited (Energy, Oil, Gas & Consumable Fuels)	88,150	298,349
Power Grid Corporation of India Limited (Utilities, Electric Utilities)	84,853	219,824
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	73,916	1,911,381
Shriram Transport Finance Company Limited (Financials, Consumer Finance)	16,473	236,286
State Bank of India (Financials, Banks) †	96,018	315,184
Sun Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	31,268	214,656
Tata Communications Limited (Communication Services, Diversified Telecommunication Services)	5,374	76,785
Tata Consultancy Services Limited (Information Technology, IT Services)	24,262	871,802
Tata Steel Limited (Materials, Metals & Mining)	28,344	219,020
Tech Mahindra Limited (Information Technology, IT Services)	21,496	252,680
Torrent Pharmaceuticals Limited (Health Care, Pharmaceuticals)	7,923	279,031
Wipro Limited (Information Technology, IT Services)	65,534	309,662
Yes Bank Limited (Financials, Banks) †	163,898	32,303
Zee Entertainment Enterprises Limited (Communication Services, Media)	5,273	13,632
		16,347,962

Indonesia: 1.36%
PT Adaro Energy Tbk (Energy, Oil, Gas & Consumable Fuels)	3,490,700	343,631
PT Bank Central Asia Tbk (Financials, Banks)	262,900	577,654
PT Bank Mandiri Persero Tbk (Financials, Banks)	807,800	361,851
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	623,800	265,071
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,644,300	476,288
PT Gudang Garam Tbk (Consumer Staples, Tobacco) †	84,100	251,645
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	103,500	11,178
PT Hanson International Tbk (Real Estate, Real Estate Management & Development) †(a)	10,045,000	0
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	154,333	77,604
PT United Tractors Tbk (Energy, Oil, Gas & Consumable Fuels)	225,600	367,479
		2,732,401

Luxembourg: 0.15%
Globant SA (Information Technology, Software) †	1,561	294,529

Malaysia: 2.33%
AMMB Holdings Bhd (Financials, Banks)	91,133	74,266
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	72,000	340,029
CIMB Group Holdings Bhd (Financials, Banks)	124,100	110,575
Dialog Group Bhd (Energy, Energy Equipment & Services)	29,034	25,656
Gamuda Bhd (Industrials, Construction & Engineering)	181,200	158,784
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	123,616	74,340
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	54,000	190,869
Hong Leong Bank Bhd (Financials, Banks)	74,300	313,322
Hong Leong Financial Group Bhd (Financials, Banks)	25,367	102,116
Malayan Banking Bhd (Financials, Banks)	150,500	291,838
MISC Bhd (Industrials, Marine)	11,000	18,333
Nestle Malaysia Bhd (Consumer Staples, Food Products)	3,500	115,120
Petronas Dagangan Bhd (Energy, Oil, Gas & Consumable Fuels)	69,000	351,605
Petronas Gas Bhd (Utilities, Gas Utilities)	26,900	119,908
Public Bank Bhd (Financials, Banks)	110,900	473,652
Ql Resources Bhd (Consumer Staples, Food Products)	33,690	52,594
RHB Bank Bhd (Financials, Banks)	189,600	239,676

7

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

	Shares	Value
Malaysia (continued)
Sime Darby Bhd (Industrials, Industrial Conglomerates)	392,500	$222,552
Supermax Corporation Bhd (Health Care, Health Care Equipment & Supplies) †	146,400	327,010
Telecom Malaysia Bhd (Communication Services, Diversified Telecommunication Services)	453,600	561,155
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	221,150	386,497
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	131,700	139,006
		4,688,903

Mexico: 1.74%
Alfa SAB de CV Class A (Industrials, Industrial Conglomerates)	495,400	389,010
America Movil SAB de CV Series L (Communication Services, Wireless Telecommunication Services)	963,923	719,714
Arca Continental SAB de CV (Consumer Staples, Beverages)	2,723	13,378
Coca-Cola Femsa SAB de CV (Consumer Staples, Beverages)	21,468	96,599
Gruma SAB de CV Class B (Consumer Staples, Food Products)	17,630	194,870
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	18,915	193,893
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure) †	8,383	124,893
Grupo Financiero Banorte SAB de CV (Financials, Banks) †	164,400	818,573
Grupo Financiero Inbursa SAB de CV (Financials, Banks) †	358,500	349,449
Grupo Mexico SAB de CV Series B (Materials, Metals & Mining)	110,900	403,318
Walmart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	79,739	209,899
		3,513,596

Peru: 0.14%
Credicorp Limited (Financials, Banks)	1,776	273,344

Philippines: 0.99%
Bank of the Philippine Islands (Financials, Banks)	83,300	144,354
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers) †(a)	231,800	1,414
Globe Telecom Incorporated (Communication Services, Wireless Telecommunication Services)	9,660	390,929
GT Capital Holdings Incorporated (Industrials, Industrial Conglomerates)	22,863	275,693
Megaworld Corporation (Real Estate, Real Estate Management & Development) †	166,467	13,283
Metro Pacific Investments Corporation (Financials, Diversified Financial Services)	1,181,100	100,578
Metropolitan Bank & Trust Company (Financials, Banks)	112,077	111,940
PLDT Incorporated (Communication Services, Wireless Telecommunication Services)	17,980	491,363
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	521,610	457,166
		1,986,720

Poland: 0.84%
CD Projekt SA (Communication Services, Entertainment) †	3,791	393,402
Cyfrowy Polsat SA (Consumer Discretionary, Media)	13,717	97,577
Dino Polska SA (Consumer Staples, Food & Staples Retailing) 144A†	4,414	296,587
KGHM Polska Miedz SA (Materials, Metals & Mining) †	9,294	368,947
Orange Polska SA (Communication Services, Diversified Telecommunication Services) †	146,063	246,331
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	2,114	31,169
Polskie Gornictwo Naftowe Gazownictwo SA (Energy, Oil, Gas & Consumable Fuels)	203,789	259,691
		1,693,704

Russia: 2.63%
Gazprom PJSC (Energy, Oil, Gas & Consumable Fuels)	233,440	557,999
Inter Rao Ues PJSC (Utilities, Electric Utilities)	6,475,002	437,067
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	13,375	886,439
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	409,600	228,940
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	2,242	632,016
Mobile TeleSystems PJSC ADR (Communication Services, Wireless Telecommunication Services)	18,566	160,225
Moscow Exchange MICEX-RTS PJSC (Financials, Capital Markets)	9,335	18,693
Novolipetsk Steel PJSC (Materials, Metals & Mining)	110,650	278,783
Polyus PJSC (Materials, Metals & Mining)	1,476	279,508

8

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

	Shares	Value
Russia (continued)
Rosgosstrakh PJSC (Financials, Insurance) †	9,149,167	$18,554
Rosneft Oil Company PJSC (Energy, Oil, Gas & Consumable Fuels)	17,010	99,554
Sberbank of Russia PJSC (Financials, Banks)	345,040	1,130,056
Severstal PJSC (Materials, Metals & Mining)	9,167	135,081
Surgutneftegas PJSC (Energy, Oil, Gas & Consumable Fuels)	139,500	64,740
Tatneft PJSC (Energy, Oil, Gas & Consumable Fuels)	57,149	370,225
VTB Bank PJSC (Financials, Banks)	17,390,000	8,441
		5,306,321

South Africa: 3.07%
Absa Group Limited (Financials, Banks)	17,295	123,071
Anglo American Platinum Limited (Materials, Metals & Mining)	757	55,051
Anglogold Ashanti Limited (Materials, Metals & Mining)	9,871	208,023
Aspen Pharmacare Holdings Limited (Health Care, Pharmaceuticals) †	43,767	348,977
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	10,360	186,886
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	7,428	112,613
Exxaro Resources Limited (Energy, Oil, Gas & Consumable Fuels)	67,568	520,474
Gold Fields Limited (Materials, Metals & Mining)	26,445	224,623
Harmony Gold Mining Company Limited (Materials, Metals & Mining) †	52,006	212,474
Impala Platinum Holdings Limited (Materials, Metals & Mining)	27,979	293,986
Kumba Iron Ore Limited (Materials, Metals & Mining)	9,460	321,932
Momentum Metropolitan Holdings Limited (Financials, Insurance)	1,082	1,088
Naspers Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	11,219	2,266,765
Nedbank Group Limited (Financials, Banks)	21,055	166,550
Old Mutual Limited (Financials, Insurance)	410,903	310,176
Rand Merchant Investment Holdings Limited (Financials, Insurance)	131,062	258,125
Sibanye Stillwater Limited (Materials, Metals & Mining)	103,644	344,671
Standard Bank Group Limited (Financials, Banks)	16,908	132,262
Vodacom Group Limited (Communication Services, Wireless Telecommunication Services)	13,507	107,480
		6,195,227

South Korea: 12.01%
Alteogen Incorporated (Health Care, Biotechnology) †	1,248	181,242
Amorepacific Corporation (Consumer Staples, Personal Products)	148	23,941
BNK Financial Group Incorporated (Financials, Banks)	93,819	477,340
Celltrion Healthcare Company Limited (Health Care, Health Care Providers & Services) †	1,834	202,369
Celltrion Incorporated (Health Care, Pharmaceuticals) †	1,561	479,635
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	452	147,664
CJ Corporation (Industrials, Industrial Conglomerates)	1,192	85,208
CJ Korea Express Corporation (Industrials, Road & Rail) †	1,141	171,168
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	3,157	228,241
Dongbu Insurance Company Limited (Financials, Insurance)	3,044	121,039
E-MART Incorporated (Consumer Staples, Food & Staples Retailing)	774	107,719
GS Engineering & Construction Corporation (Industrials, Construction & Engineering)	4,165	119,317
Hana Financial Group Incorporated (Financials, Banks)	14,479	442,921
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	1,048	30,970
Hanwha Chem Corporation (Materials, Chemicals)	3,467	149,608
Hanwha Corporation (Industrials, Industrial Conglomerates)	9,900	230,826
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	1,956	314,643
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	7,169	144,475
Hyundai Mobis Company (Consumer Discretionary, Auto Components)	1,208	266,370
Hyundai Motor Company (Consumer Discretionary, Automobiles)	3,425	561,780
Kakao Corporation (Communication Services, Interactive Media & Services)	1,577	524,455
KB Financial Group Incorporated (Financials, Banks)	14,060	576,224
Kia Motors Corporation (Consumer Discretionary, Automobiles)	6,465	337,696
Korea Investment Holdings Company Limited (Financials, Capital Markets)	2,460	164,734
Kumho Petrochemical Company Limited (Materials, Chemicals)	4,569	573,938
LG Chem Limited (Materials, Chemicals)	1,233	891,419
LG Corporation (Industrials, Industrial Conglomerates)	5,968	380,770
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	4,353	336,344

9

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

	Shares	Value
South Korea (continued)
LG Household & Health Care Limited (Consumer Staples, Personal Products)	224	$306,481
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,645	370,498
LG Uplus Corporation (Communication Services, Diversified Telecommunication Services)	9,338	100,844
Lotte Chemical Corporation (Materials, Chemicals)	590	150,359
Naver Corporation (Communication Services, Interactive Media & Services)	3,782	948,448
NCsoft Corporation (Communication Services, Entertainment)	699	511,671
Orion Corporation of Republic of Korea (Consumer Staples, Food Products)	2,914	312,059
Ottogi Corporation (Consumer Staples, Food Products)	118	59,291
POSCO (Materials, Metals & Mining)	1,477	312,338
POSCO INTERNATIONAL Corporation (Industrials, Trading Companies & Distributors)	24,863	298,837
Samsung Biologics Company Limited (Health Care, Life Sciences Tools & Services) †	804	571,094
Samsung C&T Corporation (Industrials, Industrial Conglomerates)	3,380	368,072
Samsung Electro-Mechanics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,500	352,447
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	130,472	7,864,518
Samsung Engineering Company Limited (Industrials, Construction & Engineering) †	14,386	177,460
Samsung SDI Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,602	771,647
Seegene Incorporated (Health Care, Biotechnology)	1,806	306,672
Shin Poong Pharmaceutical Company (Health Care, Pharmaceuticals) †	1,907	227,485
Shinhan Financial Group Company Limited (Financials, Banks)	5,767	167,817
Sillajen Incorporated (Health Care, Biotechnology) †(a)‡	2,972	32,498
SK Company Limited (Industrials, Industrial Conglomerates)	348	66,515
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	12,670	1,116,375
SK Telecom Company Limited (Communication Services, Wireless Telecommunication Services)	1,176	252,406
Soulbrain Company Limited (Materials, Chemicals)	1	39
Woori Financial Group Incorporated (Financials, Banks)	8,739	77,633
Yuhan Corporation (Health Care, Pharmaceuticals)	3,612	210,214
		24,205,774

Taiwan: 12.61%
Accton Technology Corporation (Information Technology, Communications Equipment)	18,000	150,934
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	118,000	95,841
ASE Technology Holding Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	79,000	212,311
Asia Cement Corporation (Materials, Construction Materials)	30,500	46,335
ASMedia Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	9,000	519,428
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	29,000	253,346
Cathay Financial Holding Company (Financials, Insurance)	182,000	257,970
Chailease Holding Company Limited (Financials, Diversified Financial Services)	5,585	30,568
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	69,335	207,744
Chunghwa Telecom Company Limited (Communication Services, Diversified Telecommunication Services)	86,000	327,375
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	492,000	333,150
CTBC Financial Holding Company Limited (Financials, Banks)	568,000	381,623
Delta Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	47,000	370,196
E.SUN Financial Holding Company Limited (Financials, Banks)	368,093	324,797
Eclat Textile Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	12,667	177,767
First Financial Holding Company Limited (Financials, Banks)	256,898	191,981
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	41,500	112,113
Formosa Plastics Corporation (Materials, Chemicals)	68,000	203,266
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	78,500	84,415
Foxconn Technology Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	86,500	159,632
Fubon Financial Holding Company Limited (Financials, Insurance)	168,000	261,114

10

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

	Shares	Value
Taiwan (continued)
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	36,000	$356,811
GlobalWafers Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	11,000	215,350
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	450	703
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	400,400	1,156,141
Hotai Motor Company Limited (Consumer Discretionary, Specialty Retail)	1,000	22,489
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	46,834	38,285
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	77,000	129,808
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	35,000	864,486
Mega Financial Holding Company Limited (Financials, Banks)	391,000	390,280
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	70,000	306,991
Nan Ya Plastics Corporation (Materials, Chemicals)	84,000	189,204
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	36,000	377,651
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	123,000	281,796
Pharmally International Holding Company Limited (Health Care, Pharmaceuticals) (a)‡	2,064	4,099
Phison Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	31,000	351,303
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	85,000	274,362
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	181,000	488,975
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	12,000	156,197
Run Long Construction Company Limited (Industrials, Construction & Engineering)	800	1,721
Shin Kong Financial Holding Company Limited (Financials, Insurance)	128,000	38,576
Sinopac Financial Holdings Company Limited (Financials, Banks)	224,400	87,390
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	464,000	724,428
Taishin Financial Holdings Company Limited (Financials, Banks)	311,381	145,845
Taiwan Cement Corporation (Materials, Construction Materials)	175,843	264,667
Taiwan Mobile Company Limited (Communication Services, Wireless Telecommunication Services)	14,000	47,694
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	678,000	11,429,830
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	338,000	480,274
Vanguard International Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	29,000	106,833
Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	560	17,172
Walsin Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	27,000	184,247
Win Semiconductors Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	5,000	58,767
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	289,607	303,299
Wiwynn Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,000	167,494
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	290,440	434,603
Yageo Corporation (Information Technology, Electronic Equipment, Instruments & Components)	28,566	442,985
Yuanta Financial Holding Company Limited (Financials, Diversified Financial Services)	54,560	36,562
Zhen Ding Technology Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	33,000	142,987
		25,422,211

Thailand: 2.56%
Bangkok Commercial Asset Management PCL (Financials, Capital Markets)	213,000	147,868
Bangkok Dusit Medical Services PCL (Health Care, Health Care Providers & Services)	59,300	42,147
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	44,534	183,289
Central Retail Corporation PCL (Consumer Discretionary, Multiline Retail) †	192,700	207,033
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	356,700	339,012

11

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

	Shares	Value
Thailand (continued)
CP All PCL (Consumer Staples, Food & Staples Retailing)	157,700	$315,400
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	5,100	36,417
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	360,300	175,088
Indorama Ventures PCL (Materials, Chemicals)	254,800	269,541
Intouch Holdings PCL (Communication Services, Wireless Telecommunication Services)	155,100	284,564
Kasikornbank PCL—Non-voting (Financials, Banks)	66,800	242,909
Land & Houses PCL (Real Estate, Real Estate Management & Development)	947,967	246,001
Osotspa PCL (Consumer Staples, Beverages)	129,600	156,377
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)	150,400	481,031
PTT Global Chemical PCL (Materials, Chemicals)	153,400	290,319
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	371,000	490,579
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent Power & Renewable Electricity Producers)	135,900	254,953
Siam Commercial Bank PCL (Financials, Banks)	141,000	398,529
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	59,940	115,422
Thai Union Group PCL (Consumer Staples, Food Products)	284,400	141,965
The Siam Cement PCL (Materials, Construction Materials)	16,400	202,764
TMB Bank PCL (Financials, Banks)	4,251,900	147,587
		5,168,795

Turkey: 0.93%
Akbank TAS (Financials, Banks) †	101,159	77,874
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)	11,656	104,338
Eregli Demir ve Celik Fabrikalari TAS (Materials, Metals & Mining)	106,160	149,330
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)	5,302	73,089
Haci Omer Sabanci Holding AS (Financials, Diversified Financial Services)	60,258	74,282
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Airlines) †	138,599	202,050
Turkcell Iletisim Hizmetleri AS (Communication Services, Wireless Telecommunication Services)	136,687	258,692
Turkiye Garanti Bankasi AS (Financials, Banks) †	145,683	163,008
Turkiye Is Bankasi Class C AS (Financials, Banks) †	396,551	330,121
Yapi Ve Kredi Bankasi AS (Financials, Banks) †	1,223,448	447,450
		1,880,234

Total Common Stocks (Cost $161,859,328)		187,330,066

	Interest rate	Maturity date	Principal
Foreign Corporate Bonds and Notes : 0.00%
India: 0.00%
Britannia Industries Limited (Consumer Staples, Food Products )	8.00%	8-28-2022	INR 229,650	3,293

Total Foreign Corporate Bonds and Notes (Cost $3,249)				3,293

	Dividend yield		Shares
Preferred Stocks : 2.47%
Brazil: 2.01%
Banco Bradesco SA (Financials, Banks)	9.14		144,456	655,221
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)	2.54		53,600	320,155
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	2.51		128,069	301,921
Companhia Paranaense de Energia-Copel Class B (Utilities, Electric Utilities)	4.77		41,900	533,937
Gerdau SA (Materials, Metals & Mining)	0.92		82,800	349,289
Itau Unibanco Holding SA (Financials, Banks)	5.23		138,770	739,775
Itaúsa SA (Financials, Banks)	6.22		349,261	689,734

12

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio	Portfolio of investments — November 2020 (unaudited)

				Shares	Value
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)		1.02		56,700	$242,679
Petroleo Brasileiro SA (Energy, Oil, Gas & Consumable Fuels)		3.28		45,500	211,474
					4,044,185

Chile: 0.02%
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)		2.20%		875	41,230

South Korea: 0.44%
Amorepacific Corporation (Consumer Staples, Household Products)		1.78		59	2,874
LG Chem Limited (Materials, Chemicals)		0.55		139	44,782
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		2.16		15,221	840,453
					888,109

Total Preferred Stocks (Cost $4,857,906)					4,973,524

Rights: 0.00%

			Expiration date
Hong Kong: 0.00%
Legend Holdings Corporation Class H (Financials, Diversified Financial Services)†(a)			1-5-2021	3,061	0
Sino Ocean Group Holding Limited Class R (Real Estate, Real Estate Management & Developmen) †(a)			1-5-2021	3,058	0
Total Rights (Cost $0)					0

		Yield
Short-Term Investments: 3.37%

Investment Companies: 3.37%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.02		6,795,674	6,795,674

Total Short-Term Investments (Cost $6,795,674)					6,795,674

Total investments in securities (Cost $173,516,157)	98.78%				199,102,557

Other assets and liabilities, net	1.22				2,467,807

Total net assets	100.00%				$201,570,364

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
INR	Indian Rupee

13

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	163	12-18-2020	$9,259,266	$9,798,745	$539,479	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$6,720,374	$87,459,129	$(87,383,829)	$0	$0	$6,795,674	3.37%	6,795,674	$8,125

Wells Fargo Factor Enhanced Emerging Markets Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2020, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$5,778,914	$0	$0	$5,778,914
Chile	1,091,164	0	0	1,091,164
China	71,643,162	0	0	71,643,162
Colombia	286,483	0	0	286,483
Czech Republic	188,468	0	0	188,468
Egypt	316,362	0	0	316,362
Greece	288,637	0	0	288,637
Hong Kong	7,071,104	0	0	7,071,104
Hungary	956,051	0	0	956,051
India	4,574	16,343,388	0	16,347,962
Indonesia	2,732,401	0	0	2,732,401
Luxembourg	294,529	0	0	294,529
Malaysia	4,688,903	0	0	4,688,903
Mexico	3,513,596	0	0	3,513,596
Peru	273,344	0	0	273,344
Philippines	0	1,986,720	0	1,986,720
Poland	1,693,704	0	0	1,693,704
Russia	5,306,321	0	0	5,306,321
South Africa	6,195,227	0	0	6,195,227
South Korea	24,173,276	0	32,498	24,205,774
Taiwan	25,418,112	0	4,099	25,422,211
Thailand	5,168,795	0	0	5,168,795
Turkey	1,880,234	0	0	1,880,234
Foreign corporate bonds and notes
India	0	3,293	0	3,293

Preferred stocks
Brazil	4,044,185	0	0	4,044,185
Chile	41,230	0	0	41,230
South Korea	888,109	0	0	888,109
Rights
Hong Kong	0	0	0	0
Short-term investments
Investment companies	6,795,674	0	0	6,795,674

	180,732,559	18,333,401	36,597	199,102,557
Futures contracts	539,479	0	0	539,479

Total assets	$181,272,038	$18,333,401	$36,597	$199,642,036

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2020, the Portfolio had segregated $1,279,119 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Portfolio had no material transfers into/out of Level 3.

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 96.75%
Australia: 6.15%
AGL Energy Limited (Utilities, Multi-Utilities)	56,031	$555,249
AMP Limited (Financials, Diversified Financial Services)	15,886	19,941
Ampol Limited (Energy, Oil, Gas & Consumable Fuels)	9,836	221,297
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,245	382,304
ASX Limited (Financials, Capital Markets)	368	20,830
Aurizon Holdings Limited (Industrials, Road & Rail)	329,599	1,028,254
Australia & New Zealand Banking Group Limited (Financials, Banks)	64,010	1,063,775
BlueScope Steel Limited (Materials, Metals & Mining)	38,132	478,643
Brambles Limited (Industrials, Commercial Services & Supplies)	47,837	384,858
Coles Group Limited (Consumer Staples, Food & Staples Retailing)	61,017	799,941
Commonwealth Bank of Australia (Financials, Banks)	63,351	3,676,977
Computershare Limited (Information Technology, IT Services)	32,716	342,937
CSL Limited (Health Care, Biotechnology)	19,767	4,314,974
Dexus Property Group (Real Estate, Equity REITs)	22,824	163,686
Evolution Mining Limited (Materials, Metals & Mining)	160,422	585,256
Fortescue Metals Group Limited (Materials, Metals & Mining)	536,969	7,185,575
Goodman Group (Real Estate, Equity REITs)	63,421	869,632
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	97,380	1,012,182
Macquarie Group Limited (Financials, Capital Markets)	6,612	673,040
Magellan Financial Group Limited (Financials, Capital Markets)	10,127	439,928
Medibank Private Limited (Financials, Insurance)	187,449	392,151
Mirvac Group (Real Estate, Equity REITs)	312,707	592,220
National Australia Bank Limited (Financials, Banks)	78,068	1,311,730
Newcrest Mining Limited (Materials, Metals & Mining)	13,143	259,810
Northern Star Resources Limited (Materials, Metals & Mining)	19,094	176,741
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	34,848	93,112
Orica Limited (Materials, Chemicals)	3,283	38,920
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	126,602	481,389
Qantas Airways Limited (Industrials, Airlines) †	356,644	1,408,455
QBE Insurance Group Limited (Financials, Insurance)	5,319	39,044
REA Group Limited (Communication Services, Interactive Media & Services)	1,437	153,203
Rio Tinto Limited (Materials, Metals & Mining)	28,717	2,137,483
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	253,030	1,144,138
Scentre Group (Real Estate, Equity REITs)	718,813	1,477,405
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	4,180	101,071
Stockland Corporation Limited (Real Estate, Equity REITs)	682,499	2,279,497
Suncorp Group Limited (Financials, Insurance)	3,898	28,871
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	62,350	307,103
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	192,533	542,703
Telstra Corporation Limited (Communication Services, Diversified Telecommunication Services)	133,495	300,835
The GPT Group (Real Estate, Equity REITs)	184,720	640,002
TPG Telecom Limited (Communication Services, Diversified Telecommunication Services)	5,682	31,991
Transurban Group (Industrials, Transportation Infrastructure)	3,460	35,608
Treasury Wine Estates Limited (Consumer Staples, Beverages)	20,381	128,512
Vicinity Centres (Real Estate, Equity REITs)	160,050	193,850
Washington H. Soul Pattinson & Company Limited (Energy, Oil, Gas & Consumable Fuels)	4,376	93,282
Wesfarmers Limited (Consumer Discretionary, Multiline Retail)	43,682	1,585,603
Westpac Banking Corporation (Financials, Banks)	94,942	1,402,904
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	14,863	244,061
Woolworths Group Limited (Consumer Staples, Food & Staples Retailing)	23,469	637,075
		42,478,048

Austria : 0.26%
Andritz AG (Industrials, Machinery)	11,457	482,974
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks) †	12,906	371,018
OMV AG (Energy, Oil, Gas & Consumable Fuels)	5,895	199,705
Raiffeisen Bank International AG (Financials, Banks) †	37,595	720,214
Voestalpine AG (Materials, Metals & Mining)	859	27,502
		1,801,413

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Belgium: 0.83%
Ageas NV (Financials, Insurance)	2,512	$123,513
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	17,174	1,144,759
Colruyt SA (Consumer Staples, Food & Staples Retailing)	5,158	307,759
Elia System Operator SA/NV (Utilities, Electric Utilities)	6,869	776,762
KBC Group NV (Financials, Banks)	12,092	842,359
Sofina SA (Financials, Diversified Financial Services)	698	221,474
Solvay SA (Materials, Chemicals)	84	9,603
Telenet Group Holding NV (Communication Services, Media)	8,816	376,479
UCB SA (Health Care, Pharmaceuticals)	9,391	1,003,256
Umicore SA (Materials, Chemicals)	21,219	950,938
		5,756,902

Canada: 9.76%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	2,495	163,509
Air Canada (Industrials, Airlines) †	37,433	711,939
Algonquin Power & Utilities Corporation (Utilities, Multi-Utilities)	29,500	462,251
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	37,070	1,231,100
Altagas Limited (Energy, Oil, Gas & Consumable Fuels)	68,000	975,991
ATCO Limited Class I (Utilities, Multi-Utilities)	23,200	697,411
B2Gold Corporation (Materials, Metals & Mining)	68,900	384,104
B2Gold Corporation (Materials, Metals & Mining)	83,100	463,698
Bank of Montreal (Financials, Banks)	18,791	1,350,400
Barrick Gold Corporation (Materials, Metals & Mining)	55,271	1,268,675
Bausch Health Companies Incorporated (Health Care, Pharmaceuticals) †	29,400	545,803
BCE Incorporated (Communication Services, Diversified Telecommunication Services)	286	12,398
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	31,528	1,273,307
CAE Incorporated (Industrials, Aerospace & Defense)	12,600	304,837
Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	15,900	159,037
Canadian Apartment Properties (Real Estate, Equity REITs)	9,100	358,478
Canadian Imperial Bank of Commerce (Financials, Banks)	17,674	1,489,913
Canadian National Railway Company (Industrials, Road & Rail)	27,537	2,883,678
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	27,900	636,542
Canadian Pacific Railway Limited (Industrials, Road & Rail)	28,082	9,072,430
Canadian Tire Corporation Limited Class A (Consumer Discretionary, Multiline Retail)	5,300	677,324
Canadian Utilities Limited Class A (Utilities, Multi-Utilities)	18,000	449,619
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	54,700	271,247
CGI Incorporated (Information Technology, IT Services) †	10,465	772,848
CI Financial Corporation (Financials, Capital Markets)	64,200	841,368
Constellation Software Incorporated (Information Technology, Software)	928	1,149,214
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	866	35,448
Emera Incorporated (Utilities, Electric Utilities)	2,300	95,368
Empire Company Limited Class A (Consumer Staples, Food & Staples Retailing)	16,400	448,800
Enbridge Incorporated (Energy, Oil, Gas & Consumable Fuels)	82,300	2,570,330
Fairfax Financial Holdings Limited (Financials, Insurance)	600	205,775
First Capital REIT (Real Estate, Equity REITs)	58,200	697,755
Fortis Incorporated (Utilities, Electric Utilities)	11,144	448,695
Franco-Nevada Corporation (Materials, Metals & Mining)	4,908	653,304
Gildan Activewear Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	25,900	677,265
Great-West Lifeco Incorporated (Financials, Insurance)	1,400	32,566
Hydro One Limited (Utilities, Electric Utilities) 144A	15,000	349,965
iA Financial Corporation (Financials, Insurance)	22,300	976,516
IGM Financial Incorporated (Financials, Capital Markets)	36,500	965,408
Imperial Oil Limited (Energy, Oil, Gas & Consumable Fuels)	5,100	88,279
Intact Financial Corporation (Financials, Insurance)	4,875	545,383
Inter Pipeline Limited (Energy, Oil, Gas & Consumable Fuels)	30,800	306,885
Keyera Corporation (Energy, Oil, Gas & Consumable Fuels)	35,500	612,578
Kinross Gold Corporation (Materials, Metals & Mining)	52,300	373,422
Kinross Gold Corporation (Materials, Metals & Mining)	64,400	458,689
Kirkland Lake Gold Limited (Materials, Metals & Mining)	6,200	254,025
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	2,885	142,617
Lundin Mining Corporation (Materials, Metals & Mining)	55,200	441,192
Magna International Incorporated (Consumer Discretionary, Auto Components)	27,227	1,669,638
Manulife Financial Corporation (Financials, Insurance)	79,900	1,361,505
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	12,830	589,388

2

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Canada (continued)
National Bank of Canada (Financials, Banks)	19,808	$1,097,241
Onex Corporation (Financials, Diversified Financial Services)	10,000	534,150
Open Text Corporation (Information Technology, Software)	5,000	220,721
Open Text Corporation (Information Technology, Software)	15,218	672,179
Pan American Silver Corporation (Materials, Metals & Mining)	2,900	85,345
Parkland Corporation (Energy, Oil, Gas & Consumable Fuels)	13,700	419,640
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	21,552	549,628
Power Corporation of Canada (Financials, Insurance)	31,096	700,121
Quebecor Incorporated Class B (Communication Services, Media)	26,600	662,389
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	6,803	387,688
RioCan REIT (Real Estate, Equity REITs)	42,700	576,698
Ritchie Bros. Auctioneers Incorporated (Industrials, Commercial Services & Supplies)	2,900	208,585
Rogers Communications Incorporated Class B (Communication Services, Wireless Telecommunication Services)	137	6,462
Royal Bank of Canada (Financials, Banks)	50,531	4,126,679
Shaw Communications Incorporated Class B (Communication Services, Media)	13,005	226,113
Shopify Incorporated Class A (Information Technology, Software) †	2,800	3,013,595
Smart REIT (Real Estate, Equity REITs)	41,300	766,087
SSR Mining Incorporated (Materials, Metals & Mining) †	800	14,809
Sun Life Financial Incorporated (Financials, Insurance)	21,858	970,625
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	7,362	117,740
TC Energy Corporation (Energy, Oil, Gas & Consumable Fuels)	39,100	1,720,015
Telus Corporation (Communication Services, Diversified Telecommunication Services)	8,988	173,365
The Bank of Nova Scotia (Financials, Banks)	38,208	1,859,356
The Toronto-Dominion Bank (Financials, Banks)	56,718	3,025,659
TMX Group Limited (Financials, Capital Markets)	2,300	226,316
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	7,476	288,575
WSP Global Incorporated (Industrials, Construction & Engineering)	700	51,987
Yamana Gold Incorporated (Materials, Metals & Mining)	182,400	952,238
		67,261,923

China: 0.06%
MicroPort Scientific Corporation (Health Care, Health Care Equipment & Supplies)	6,000	25,893
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	96,800	397,138
		423,031

Denmark: 2.04%
A.P. Moller Maersk AS Class B (Industrials, Marine)	122	248,978
Ambu AS Class B (Health Care, Health Care Equipment & Supplies)	6,637	222,396
Carlsberg AS Class B (Consumer Staples, Beverages)	6,874	1,022,695
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	7,476	1,116,093
Danske Bank AS (Financials, Banks) †	26,248	432,615
DSV Panalpina AS (Industrials, Air Freight & Logistics)	2,090	329,767
Genmab AS (Health Care, Biotechnology) †	3,521	1,350,802
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	1,511	123,007
H. Lundbeck AS (Health Care, Pharmaceuticals)	1,429	43,704
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	77,503	5,212,655
Novozymes AS Class B (Materials, Chemicals)	7,994	457,206
Orsted AS (Utilities, Electric Utilities) 144A	871	156,887
Pandora AS (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	21,816	2,185,026
Vestas Wind Systems AS (Industrials, Electrical Equipment)	5,661	1,157,111
		14,058,942

Finland: 0.97%
Elisa Oyj (Communication Services, Diversified Telecommunication Services)	15,346	823,747
Fortum Oyj (Utilities, Electric Utilities)	6,295	144,210
Kone Oyj Class B (Industrials, Machinery)	8,321	697,976
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	17,053	1,142,796

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Finland (continued)
Nokia Oyj (Information Technology, Communications Equipment) †	167,550	$669,038
Nordea Bank AB (Financials, Banks) †	121,135	1,034,822
Orion Oyj Class B (Health Care, Pharmaceuticals)	27,894	1,312,967
Sampo Oyj Class A (Financials, Insurance)	12,760	551,449
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	9,274	305,546
		6,682,551

France: 8.98%
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	125	15,790
Air Liquide SA (Materials, Chemicals)	17,882	2,936,151
Alstom SA (Industrials, Machinery) †	7,547	402,409
Amundi SA (Financials, Capital Markets) 144A†	6,174	491,959
Arkema SA (Materials, Chemicals)	8,820	1,028,106
Atos Origin SA (Information Technology, IT Services) †	15,370	1,409,527
AXA SA (Financials, Insurance)	108,324	2,547,073
BioMerieux (Health Care, Health Care Equipment & Supplies)	4,834	696,562
BNP Paribas SA (Financials, Banks) †	53,988	2,766,929
Bollore SA (Industrials, Air Freight & Logistics)	9,436	36,626
Bouygues SA (Industrials, Construction & Engineering)	7,459	296,998
Capgemini SE (Information Technology, IT Services)	8,067	1,119,123
Carrefour SA (Consumer Staples, Food & Staples Retailing)	10,384	170,067
CNP Assurances SA (Financials, Insurance) †	32,106	511,274
Compagnie de Saint-Gobain SA (Industrials, Building Products) †	28,507	1,354,063
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	6,744	840,257
Covivio (Real Estate, Equity REITs)	6,899	563,719
Credit Agricole SA (Financials, Banks) †	38,694	446,515
Danone SA (Consumer Staples, Food Products)	10,296	661,486
Dassault Aviation SA (Industrials, Aerospace & Defense) †	858	885,298
Dassault Systemes SA (Information Technology, Software)	3,016	557,814
Eiffage SA (Industrials, Construction & Engineering) †	2,523	247,205
Electricite de France SA (Utilities, Electric Utilities)	5,877	89,137
Engie SA (Utilities, Multi-Utilities) †	49,773	734,429
EssilorLuxottica SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	7,122	1,030,927
Faurecia SE (Consumer Discretionary, Auto Components) †	8,479	421,761
Gecina SA (Real Estate, Equity REITs)	5,959	904,873
Getlink SE (Industrials, Transportation Infrastructure) †	34,834	579,647
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,317	1,284,122
Icade SA (Real Estate, Equity REITs)	3,544	261,891
Iliad SA (Communication Services, Diversified Telecommunication Services)	3,145	638,508
Kering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,199	2,308,637
Klepierre SA (Real Estate, Equity REITs)	51,113	1,127,948
L’Oreal SA (Consumer Staples, Personal Products)	10,588	3,874,854
La Francaise Des Jeux SA (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	1,710	71,311
Legrand SA (Industrials, Electrical Equipment)	8,640	731,536
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	10,131	5,835,735
Natixis SA (Financials, Capital Markets) †	37,234	114,590
Orange SA (Communication Services, Diversified Telecommunication Services)	41,270	521,334
Pernod-Ricard SA (Consumer Staples, Beverages)	7,312	1,395,540
Peugeot SA (Consumer Discretionary, Automobiles) †	8,881	209,385
Publicis Groupe SA (Communication Services, Media)	5,927	269,297
Remy Cointreau SA (Consumer Staples, Beverages)	1,089	193,553
Safran SA (Industrials, Aerospace & Defense) †	13,697	1,998,195
Sanofi SA (Health Care, Pharmaceuticals)	49,135	4,964,913
Sartorius Stedim Biotech SA (Health Care, Life Sciences Tools & Services)	1,504	543,596
Schneider Electric SE (Industrials, Electrical Equipment)	24,834	3,455,552
SCOR SE (Financials, Insurance) †	18,976	648,282
Societe Generale SA (Financials, Banks) †	43,881	873,403
Sodexo SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,574	295,699
Teleperformance SE (Industrials, Professional Services)	2,710	902,549
Thales SA (Industrials, Aerospace & Defense)	1,188	109,202
Total SA (Energy, Oil, Gas & Consumable Fuels)	88,220	3,769,982
Valeo SA (Consumer Discretionary, Auto Components)	9,809	380,506
Veolia Environnement SA (Utilities, Multi-Utilities)	7,573	173,984
Vinci SA (Industrials, Construction & Engineering)	3,081	314,227

4

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
France (continued)
Vivendi SA (Communication Services, Entertainment)	22,812	$685,181
Worldline SA (Information Technology, IT Services) 144A†	1,823	168,529
		61,867,766

Germany: 6.92%
adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	6,274	2,000,458
Allianz AG (Financials, Insurance)	11,562	2,726,075
BASF SE (Materials, Chemicals)	26,802	1,960,768
Bayer AG (Health Care, Pharmaceuticals)	43,141	2,484,011
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	13,909	1,211,833
Beiersdorf AG (Consumer Staples, Personal Products)	2,577	288,154
Brenntag AG (Industrials, Trading Companies & Distributors)	10,867	830,391
Continental AG (Consumer Discretionary, Auto Components)	58	7,901
Covestro AG (Materials, Chemicals) 144A	883	49,241
Daimler AG (Consumer Discretionary, Automobiles)	30,152	2,030,328
Delivery Hero AG (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	4,073	491,921
Deutsche Boerse AG (Financials, Capital Markets)	7,419	1,236,754
Deutsche Lufthansa AG (Industrials, Airlines) †	18,253	210,023
Deutsche Post AG (Industrials, Air Freight & Logistics)	45,271	2,187,062
Deutsche Telekom AG (Communication Services, Diversified Telecommunication Services)	116,595	2,102,200
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	19,918	998,837
E.ON SE (Utilities, Multi-Utilities)	30,997	335,583
Evonik Industries AG (Materials, Chemicals)	7,082	213,813
Fraport AG (Industrials, Transportation Infrastructure) †	866	49,151
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	8,016	674,113
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	15,725	703,409
GEA Group AG (Industrials, Machinery)	9,468	324,248
Hannover Rueck SE (Financials, Insurance)	3,073	514,288
Heidelbergcement AG (Materials, Construction Materials)	2,409	171,093
Hochtief AG (Industrials, Construction & Engineering)	3,090	298,190
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	32,245	1,135,442
Kion Group AG (Industrials, Machinery) †	4,977	382,568
Knorr Bremse AG (Industrials, Machinery)	266	34,040
LANXESS AG (Materials, Chemicals)	13,426	939,452
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	3,923	559,019
Merck KGaA (Health Care, Pharmaceuticals)	7,440	1,187,893
Metro AG (Consumer Staples, Food & Staples Retailing)	3,979	36,357
MTU Aero Engines AG (Industrials, Aerospace & Defense) †	3,105	733,167
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	5,578	1,554,309
Nemetschek SE (Information Technology, Software)	3,012	238,207
Puma AG Rudolf Dassler Sport (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	6,434	639,771
RWE AG (Utilities, Multi-Utilities)	20,602	854,476
SAP SE (Information Technology, Software)	38,758	4,714,790
Scout24 AG (Communication Services, Interactive Media & Services) 144A	9,210	704,212
Siemens AG (Industrials, Industrial Conglomerates)	30,410	4,062,753
Siemens Energy AG (Industrials, Electrical Equipment) †	12,329	366,196
Siemens Healthineers AG (Health Care, Health Care Equipment & Supplies) 144A	6,830	314,073
Symrise AG (Materials, Chemicals)	1,588	198,896
TeamViewer AG (Information Technology, Software) †	904	43,058
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	37,778	1,279,804
United Internet AG (Communication Services, Diversified Telecommunication Services)	23,915	953,658
Vonovia SE (Real Estate, Real Estate Management & Development)	14,670	1,005,849
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	16,234	1,642,130
		47,679,965

Hong Kong: 2.59%
AIA Group Limited (Financials, Insurance)	370,800	4,063,896
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	12,444	155,730
Beigene Limited ADR (Health Care, Biotechnology) †	880	225,007
BOC Hong Kong Holdings Limited (Financials, Banks)	153,000	498,416
Budweiser Brewing Company (Consumer Staples, Beverages) 144A	144,466	497,641

5

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Hong Kong (continued)
CK Asset Holdings Limited (Real Estate, Real Estate Management & Development)	188,190	$1,030,656
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	237,070	1,720,436
CK Infrastructure Holdings Limited (Utilities, Electric Utilities)	9,250	47,318
CLP Holdings Limited (Utilities, Electric Utilities)	65,500	615,194
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	88,000	669,845
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	138,332	343,017
Hang Seng Bank Limited (Financials, Banks)	927	16,158
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	68,198	285,953
HK Electric Investments Limited (Utilities, Electric Utilities) 144A	117,500	118,242
Hong Kong Exchanges & Clearing Limited (Financials, Capital Markets)	43,900	2,182,809
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	23,500	95,645
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Communication Services, Diversified Telecommunication Services)	199,574	261,085
Kerry Properties Limited (Real Estate, Real Estate Management & Development)	227,666	582,746
MTR Corporation Limited (Industrials, Road & Rail)	21,000	113,927
New World Development Company Limited (Real Estate, Real Estate Management & Development)	94,493	479,106
PCCW Limited (Communication Services, Diversified Telecommunication Services)	173,000	105,125
Power Assets Holdings Limited (Utilities, Electric Utilities)	19,834	104,402
Sino Land Company (Real Estate, Real Estate Management & Development)	365,899	500,388
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	82,000	95,953
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	47,000	627,592
Swire Pacific Limited Class A (Real Estate, Real Estate Management & Development)	20,478	117,567
Techtronic Industries Company Limited (Industrials, Machinery)	74,743	958,027
The Bank of East Asia Limited (Financials, Banks)	39,800	88,421
WH Group Limited (Consumer Staples, Food Products) 144A	1,171,000	956,313
Wharf Real Estate Investment Company Limited (Real Estate, Real Estate Management & Development)	51,296	238,577
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) †	23,045	39,305
		17,834,497

Ireland: 0.62%
CRH plc (Materials, Construction Materials)	18,358	718,704
DCC plc (Industrials, Industrial Conglomerates)	9,168	694,472
Flutter Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †	3,328	617,305
Kerry Group plc Class A (Consumer Staples, Food Products)	3,495	489,442
Kingspan Group plc (Industrials, Building Products) †	9,026	787,582
Smurfit Kappa Group plc (Materials, Containers & Packaging)	23,090	981,630
		4,289,135

Israel: 0.47%
Bank Hapoalim Limited (Financials, Banks)	45,234	296,327
Check Point Software Technologies Limited (Information Technology, Software) †	11,359	1,336,727
CyberArk Software Limited (Information Technology, Software) †	40	4,595
Israel Chemicals Limited (Materials, Chemicals)	61,692	292,803
Israel Discount Bank Limited Class A (Financials, Banks)	46,460	157,306
Mizrahi Tefahot Bank Limited (Financials, Banks)	5,652	120,732
Nice Systems Limited ADR (Information Technology, Software) †	4,199	1,009,542
		3,218,032

Italy: 1.80%
Assicurazioni Generali SpA (Financials, Insurance)	49,024	837,409
Atlantia SpA (Industrials, Transportation Infrastructure) †	14,773	269,264
DiaSorin SpA (Health Care, Health Care Equipment & Supplies)	2,350	495,045
Enel SpA (Utilities, Electric Utilities)	290,448	2,899,879
FinecoBank SpA (Financials, Banks) †	10,092	158,122
Intesa Sanpaolo SpA (Financials, Banks) †	692,893	1,591,377
Leonardo SpA (Industrials, Aerospace & Defense)	181,081	1,309,840
Mediobanca SpA (Financials, Banks)	62,463	556,880
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †	5,610	275,438
Nexi SpA (Information Technology, IT Services) 144A†	7,403	139,525

6

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Italy (continued)
Pirelli & C. SpA (Consumer Discretionary, Auto Components) 144A†	15,677	$84,151
Poste Italiane SpA (Financials, Insurance) 144A	3,901	39,758
Prysmian SpA (Industrials, Electrical Equipment)	30,646	1,002,734
Recordati SpA (Health Care, Pharmaceuticals)	10,837	576,928
Snam SpA (Utilities, Gas Utilities)	46,912	263,175
Telecom Italia RSP (Communication Services, Diversified Telecommunication Services)	135,438	68,743
Telecom Italia SpA (Communication Services, Diversified Telecommunication Services)	569,365	266,573
Terna SpA (Utilities, Electric Utilities)	93,525	699,713
UniCredit SpA (Financials, Banks) †	84,091	866,962
		12,401,516

Japan: 23.71%
ABC-Mart Incorporated (Consumer Discretionary, Specialty Retail)	1,400	72,950
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	9,700	674,540
AGC Incorporated (Industrials, Building Products)	4,000	133,142
Air Water Incorporated (Materials, Chemicals)	4,666	76,917
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	4,000	118,582
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	150	3,133
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	26,300	526,504
Amada Holdings Company Limited (Industrials, Machinery)	5,900	56,852
Aozora Bank Limited (Financials, Banks)	40,800	740,575
Asahi Group Holdings Limited (Consumer Staples, Beverages)	18,000	696,034
Asahi Kasei Corporation (Materials, Chemicals)	13,700	125,596
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	114,000	1,619,914
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	5,900	538,573
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	8,900	170,498
Calbee Incorporated (Consumer Staples, Food Products)	12,800	378,238
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	8,000	143,678
Central Japan Railway Company (Industrials, Road & Rail)	3,300	420,402
Chiba Bank Limited (Financials, Banks)	153,600	870,989
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	21,000	252,945
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	26,600	1,285,157
Concordia Financial Group Limited (Financials, Banks)	72,600	257,994
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	4,000	689,655
CyberAgent Incorporated (Communication Services, Media)	46,500	3,184,626
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	18,200	340,989
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	20,500	322,914
Daicel Corporation (Materials, Chemicals)	66,600	468,241
Daifuku Company Limited (Industrials, Machinery)	41,500	4,809,866
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	29,700	1,050,879
Daikin Industries Limited (Industrials, Building Products)	8,466	1,919,041
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	6,100	598,314
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	19,600	600,766
Daiwa Securities Group Incorporated (Financials, Capital Markets)	86,500	376,242
Denso Corporation (Consumer Discretionary, Auto Components)	5,500	259,670
Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	2,000	636,973
Eisai Company Limited (Health Care, Pharmaceuticals)	9,000	679,914
Electric Power Development Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	3,050	41,017
FANUC Corporation (Industrials, Machinery)	3,500	850,359
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	400	329,272
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	14,400	511,724
FUJIFILM Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	8,100	436,422
Fujitsu Limited (Information Technology, IT Services)	42,900	5,960,388
Fukuoka Financial Group Incorporated (Financials, Banks)	62,100	1,108,164
Hakuhodo DY Holdings Incorporated (Communication Services, Media)	14,100	203,937
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	200	11,245
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	8,700	284,167
Hino Motors Limited (Industrials, Machinery)	11,200	97,088
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,400	197,931

7

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Japan (continued)
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	16,000	$937,931
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	4,300	119,074
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	45,000	1,709,483
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	62,000	1,705,297
Hoshizaki Electric Company Limited (Industrials, Machinery)	566	56,004
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	13,600	1,812,031
Hulic Company Limited (Real Estate, Real Estate Management & Development)	21,066	213,283
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	17,300	360,251
Iida Group Holdings Company Limited (Consumer Discretionary, Household Durables)	10,900	219,044
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	56,100	313,816
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	24,100	234,998
ITO EN Limited (Consumer Staples, Beverages)	2,100	162,126
Itochu Corporation (Industrials, Trading Companies & Distributors)	70,100	1,852,211
Itochu Techno-Solutions Corporation (Information Technology, IT Services)	25,000	882,423
Japan Post Holding Company Limited (Financials, Insurance)	16,600	276,667
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	31	91,011
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	26	41,466
JGC Corporation (Industrials, Construction & Engineering)	4,467	40,006
JSR Corporation (Materials, Chemicals)	14,500	400,694
JXTG Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	226,500	777,780
Kajima Corporation (Industrials, Construction & Engineering)	42,700	561,562
Kakaku.com Incorporated (Communication Services, Interactive Media & Services)	8,900	249,694
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	58,600	1,013,151
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	6,800	62,223
Kansai Paint Company Limited (Materials, Chemicals)	783	23,738
Kao Corporation (Consumer Staples, Personal Products)	20,300	1,518,222
KDDI Corporation (Communication Services, Wireless Telecommunication Services)	93,900	2,682,536
Keihan Electric Railway Company Limited (Industrials, Industrial Conglomerates)	2,800	131,820
Keikyu Corporation (Industrials, Road & Rail)	8,900	152,340
Keio Corporation (Industrials, Road & Rail)	1,100	78,075
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	5,200	2,654,291
Kikkoman Corporation (Consumer Staples, Food Products)	3,400	211,360
Kintetsu Group Holdings Company Limited (Industrials, Road & Rail)	3,300	146,351
Kirin Brewery Company Limited (Consumer Staples, Beverages)	34,000	740,412
Kobayashi Pharmaceutical Company Limited (Consumer Staples, Personal Products)	7,700	925,623
Kobe Bussan Company Limited (Consumer Staples, Food & Staples Retailing)	5,800	202,222
Komatsu Limited (Industrials, Machinery)	15,500	377,107
Kubota Corporation (Industrials, Machinery)	3,400	67,430
Kurita Water Industries Limited (Industrials, Machinery)	13,900	512,596
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,800	102,810
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	12,000	325,862
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	8,900	75,104
Kyushu Railway Company (Industrials, Road & Rail)	2,200	46,318
Lasertec Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	4,400	463,602
Lion Corporation (Consumer Staples, Household Products)	14,300	338,050
LIXIL Group Corporation (Industrials, Building Products)	4,600	110,374
M3 Incorporated (Health Care, Health Care Technology)	14,000	1,290,307
Makita Corporation (Industrials, Machinery)	3,600	186,207
Marubeni Corporation (Industrials, Trading Companies & Distributors)	105,400	614,329
Maruichi Steel Tube Limited (Materials, Metals & Mining)	13,600	286,069
McDonald’s Holdings Company Japan Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,800	427,356
Mebuki Financial Group Incorporated (Financials, Banks)	338,700	694,270
MediPal Holdings Corporation (Health Care, Health Care Providers & Services)	7,400	139,140
Meiji Holdings Company Limited (Consumer Staples, Food Products)	5,300	374,655
MinebeaMitsumi Incorporated (Industrials, Machinery)	33,300	693,431
Misumi Group Incorporated (Industrials, Machinery)	4,600	144,301
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,100	817,991
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	77,700	1,141,312
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	39,000	827,069
Mitsubishi Materials Corporation (Materials, Metals & Mining)	4,500	85,431
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	419,800	1,803,451
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	90,300	414,307
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	38,700	659,828
Mitsui Chemicals Incorporated (Materials, Chemicals)	12,500	351,173

8

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Japan (continued)
Miura Company Limited (Industrials, Machinery)	6,800	$357,586
Mizuho Financial Group Incorporated (Financials, Banks)	4,370	55,567
MS&AD Insurance Group Holdings Incorporated (Financials, Insurance)	7,950	231,114
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	21,100	1,845,037
Nabtesco Corporation (Industrials, Machinery)	9,100	375,680
Nagoya Railroad Company Limited (Industrials, Road & Rail)	7,600	209,073
NEC Corporation (Information Technology, IT Services)	14,600	787,337
Nexon Company Limited (Communication Services, Entertainment)	28,500	861,279
NGK Insulators Limited (Industrials, Machinery)	11,400	181,155
NGK Spark Plug Company Limited (Consumer Discretionary, Auto Components)	14,567	263,852
NH Foods Limited (Consumer Staples, Food Products)	15,600	665,690
Nidec Corporation (Industrials, Electrical Equipment)	2,800	356,839
Nihon M&A Center Incorporated (Industrials, Professional Services)	5,400	377,586
Nintendo Company Limited (Communication Services, Entertainment)	4,600	2,611,073
Nippon Express Company Limited (Industrials, Road & Rail)	27,300	1,825,230
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	19	59,602
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	2,700	192,931
Nippon Telegraph & Telephone Corporation (Communication Services, Diversified Telecommunication Services)	57,600	1,360,000
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	15,500	337,912
Nissan Chemical Industries Limited (Materials, Chemicals)	8,200	490,115
Nissin Food Products Company Limited (Consumer Staples, Food Products)	7,700	635,766
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	3,400	723,966
Nitto Denko Corporation (Materials, Chemicals)	15,300	1,266,207
Nomura Holdings Incorporated (Financials, Capital Markets)	154,400	774,958
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	23,700	513,046
Nomura Research Institute Limited (Information Technology, IT Services)	37,500	1,266,164
NSK Limited (Industrials, Machinery)	14,000	113,314
NTT Data Corporation (Information Technology, IT Services)	467	6,209
NTT DOCOMO Incorporated (Communication Services, Wireless Telecommunication Services)	119,000	4,414,626
Obayashi Corporation (Industrials, Construction & Engineering)	85,900	756,973
OBIC Company Limited (Information Technology, IT Services)	2,600	584,502
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	2,700	81,853
Oji Holdings Corporation (Materials, Paper & Forest Products)	76,500	347,328
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	52,200	1,128,250
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	12,500	1,129,071
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	29,500	933,319
Oracle Corporation (Japan) (Information Technology, Software)	1,600	177,318
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	400	68,065
ORIX Corporation (Financials, Diversified Financial Services)	38,200	568,243
Osaka Gas Company Limited (Utilities, Gas Utilities)	17,400	334,000
Otsuka Corporation (Information Technology, IT Services)	19,800	959,655
Otsuka Holdings Company Limited (Health Care, Pharmaceuticals)	16,700	678,557
Pan Pacific International Holdings (Consumer Discretionary, Multiline Retail)	7,250	171,319
Panasonic Corporation (Consumer Discretionary, Household Durables)	86,300	919,624
Persol Holdings Company Limited (Industrials, Professional Services)	36,700	672,130
Pigeon Corporation (Consumer Staples, Household Products)	1,600	71,418
Pola Orbis Holdings Incorporated (Consumer Staples, Personal Products)	3,800	75,891
Recruit Holdings Company Limited (Industrials, Professional Services)	29,300	1,234,866
Resona Holdings Incorporated (Financials, Banks)	107,400	376,209
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	4,600	30,711
Rinnai Corporation (Consumer Discretionary, Household Durables)	4,500	525,000
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	22,000	452,433
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	26,000	432,088
SBI Holdings Incorporated (Financials, Capital Markets)	6,250	169,421
SCSK Corporation (Information Technology, IT Services)	14,500	865,278
Secom Company Limited (Industrials, Commercial Services & Supplies)	2,300	229,009
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Products)	3,050	42,858
Seiko Epson Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	9,900	147,647
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	11,900	205,514
Sekisui House Limited (Consumer Discretionary, Household Durables)	24,900	447,914
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	14,700	466,486

9

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Japan (continued)
Seven Bank Limited (Financials, Banks)	24,100	$52,863
SG Holdings Company Limited (Industrials, Air Freight & Logistics)	14,400	430,345
Sharp Corporation (Consumer Discretionary, Household Durables)	6,600	88,506
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	5,000	179,837
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	8,200	848,276
Shimano Incorporated (Consumer Discretionary, Leisure Products)	1,100	260,671
Shimizu Corporation (Industrials, Construction & Engineering)	98,600	748,944
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	14,200	2,330,623
Shinsei Bank Limited (Financials, Banks)	34,000	404,483
Shionogi & Company Limited (Health Care, Pharmaceuticals)	13,300	712,518
Shizuoka Bank Limited (Financials, Banks)	34,600	245,912
SMC Corporation (Industrials, Machinery)	2,200	1,397,548
SoftBank Corporation (Communication Services, Wireless Telecommunication Services)	81,700	1,005,207
SoftBank Group Corporation (Communication Services, Wireless Telecommunication Services)	55,300	3,851,931
Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	4,300	230,239
Sompo Holdings Incorporated (Financials, Insurance)	11,600	445,556
Sony Corporation (Consumer Discretionary, Household Durables)	37,500	3,485,632
Square Enix Company Limited (Communication Services, Entertainment)	14,900	914,837
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	15,600	458,736
Subaru Corporation (Consumer Discretionary, Automobiles)	38,200	758,511
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	10,533	213,283
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	9,350	115,218
Sumitomo Electric Industries Limited (Industrials, Electrical Equipment)	39,300	449,466
Sumitomo Heavy Industries Limited (Industrials, Machinery)	4,600	99,270
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	800	29,785
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	51,800	1,504,383
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	9,200	268,862
Sumitomo Realty & Development Company Limited (Real Estate, Real Estate Management & Development)	900	29,353
Sumitomo Rubber Industries Limited (Consumer Discretionary, Auto Components)	20,600	182,125
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	14,100	591,552
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	6,900	252,141
Suzuken Company Limited (Health Care, Health Care Providers & Services)	2,800	107,011
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	19,233	1,032,392
Sysmex Corporation (Health Care, Health Care Equipment & Supplies)	3,200	335,019
T&D Holdings Incorporated (Financials, Insurance)	40,800	476,391
Taiheiyo Cement Corporation (Materials, Construction Materials)	39,200	1,053,594
Taisei Corporation (Industrials, Construction & Engineering)	22,900	809,397
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	6,400	902,375
Teijin Limited (Materials, Chemicals)	28,000	478,467
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	22,300	885,806
The Bank of Kyoto Limited (Financials, Banks)	2,100	104,799
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	39,400	500,803
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	21,900	319,480
TIS Incorporated (Information Technology, IT Services)	55,300	1,100,703
Tobu Railway Company Limited (Industrials, Road & Rail)	7,800	233,851
Toho Company Limited Tokyo (Communication Services, Entertainment)	1,566	66,300
Toho Gas Company Limited (Utilities, Gas Utilities)	3,400	222,433
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	28,300	237,189
Tokio Marine Holdings Incorporated (Financials, Insurance)	11,500	571,695
Tokyo Century Corporation (Financials, Diversified Financial Services)	1,484	98,223
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	7,400	2,514,157
Tokyo Gas Company Limited (Utilities, Gas Utilities)	6,667	149,720
Tokyu Fudosan Holdings Corporation (Real Estate, Real Estate Management & Development)	25,700	124,561
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	27,200	371,264
Toshiba Corporation (Industrials, Industrial Conglomerates)	19,800	554,172
Tosoh Corporation (Materials, Chemicals)	71,500	1,127,289
TOTO Limited (Industrials, Building Products)	5,300	300,029
Toyo Suisan Kaisha Limited (Consumer Staples, Food Products)	11,800	579,828
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	2,100	56,966
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	400	28,889
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	77,700	5,209,026
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	18,500	639,703
Trend Micro Incorporated (Information Technology, Software)	15,900	863,534
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	4,400	643,985

10

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Japan (continued)
Unicharm Corporation (Consumer Staples, Household Products)	13,800	$669,247
Welcia Holdings Company Limiited (Consumer Staples, Food & Staples Retailing)	6,200	249,128
Yakult Honsha Company Limited (Consumer Staples, Food Products)	900	42,888
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	184,800	877,977
Yamaha Corporation (Consumer Discretionary, Leisure Products)	5,433	310,160
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	29,600	569,885
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	18,500	467,284
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	5,000	82,950
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,500	61,820
Z Holdings Corporation (Communication Services, Interactive Media & Services)	479,666	3,018,588
ZOZO Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	51,400	1,282,046
		163,421,614

Luxembourg: 0.22%
ArcelorMittal SA (Materials, Metals & Mining) †	7,342	134,434
Eurofins Scientific Company (Health Care, Life Sciences Tools & Services) †	6,920	561,803
SES SA (Communication Services, Media)	60,274	548,293
Tenaris SA (Energy, Energy Equipment & Services)	31,502	243,726
		1,488,256

Netherlands: 3.81%
Adyen NV (Information Technology, IT Services) 144A†	451	861,837
Aegon NV (Financials, Insurance)	220,362	824,326
AerCap Holdings NV (Industrials, Trading Companies & Distributors) †	5,094	187,255
Airbus SE (Industrials, Aerospace & Defense) †	17,294	1,809,796
Akzo Nobel NV (Materials, Chemicals)	8,948	950,593
Argenx SE (Health Care, Biotechnology) †	555	158,358
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	16,240	7,048,463
Davide Campari-Milano NV (Consumer Staples, Beverages)	7,973	92,196
Exor NV (Financials, Diversified Financial Services)	7,510	522,986
Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles) †	45,930	715,855
Heineken Holding NV (Consumer Staples, Beverages)	1,479	136,639
Heineken NV (Consumer Staples, Beverages)	4,481	473,154
ING Groep NV (Financials, Banks) †	156,704	1,528,107
Koninklijke Ahold Delhaize NV (Consumer Staples, Food & Staples Retailing)	54,962	1,572,819
Koninklijke DSM NV (Materials, Chemicals)	7,042	1,153,327
Koninklijke KPN NV (Communication Services, Diversified Telecommunication Services)	103,230	307,722
Koninklijke Philips NV (Health Care, Health Care Equipment & Supplies) †	32,899	1,701,602
NN Group NV (Financials, Insurance)	20,075	815,377
Prosus NV (Consumer Discretionary, Internet & Direct Marketing Retail)	21,406	2,319,523
Randstad NV (Industrials, Professional Services) †	20,774	1,288,574
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	22,738	890,178
Wolters Kluwer NV (Communication Services, Media)	10,359	868,679
		26,227,366

New Zealand: 0.32%
A2 Milk Company Limited (Consumer Staples, Food Products) †	25,966	268,558
Auckland International Airport Limited (Industrials, Transportation Infrastructure) †	25,452	138,849
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	45,552	1,147,323
Spark New Zealand Limited (Communication Services, Diversified Telecommunication Services)	209,196	668,898
		2,223,628

Norway: 0.56%
Adevinta ASA (Communication Services, Interactive Media & Services) †	2,756	45,479
DNB ASA (Financials, Banks) †	52,855	957,473
Equinor ASA (Energy, Oil, Gas & Consumable Fuels)	43,254	681,686
Gjensidige Forsikring ASA (Financials, Insurance)	45,358	987,629

11

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Norway (continued)
Mowi ASA (Consumer Staples, Food Products)	4,234	$85,695
Norsk Hydro ASA (Materials, Metals & Mining)	75,122	304,004
Orkla ASA (Consumer Staples, Food Products)	52,161	499,569
Yara International ASA (Materials, Chemicals)	7,111	287,609
		3,849,144

Portugal: 0.12%
Energias de Portugal SA (Utilities, Electric Utilities)	116,550	621,171
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	20,167	217,564
		838,735

Singapore: 0.91%
Ascendas REIT (Real Estate, Equity REITs)	78,100	172,954
CapitaLand Integrated Commercial Trust (Real Estate, Equity REITs)	8,850	12,802
DBS Group Holdings Limited (Financials, Banks)	49,113	922,826
Genting Singapore Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	243,824	150,896
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	29,600	111,898
Mapletree Commercial Trust (Real Estate, Equity REITs)	72,733	110,633
Mapletree Logistics Trust (Real Estate, Equity REITs)	438,900	644,695
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	52,796	396,811
Singapore Exchange Limited (Financials, Capital Markets)	53,374	353,797
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	50,069	144,105
Suntec REIT (Real Estate, Equity REITs)	63,233	71,194
United Overseas Bank Limited (Financials, Banks)	28,386	476,434
UOL Group Limited (Real Estate, Real Estate Management & Development)	29,273	160,863
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	62,400	876,108
Wilmar International Limited (Consumer Staples, Food Products)	131,785	413,686
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	1,871,500	1,227,991
		6,247,693

Spain: 1.97%
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	17,070	539,388
Aena SA (Industrials, Transportation Infrastructure) 144A†	2,707	441,088
Amadeus IT Holding SA Class A (Information Technology, IT Services)	4,874	334,070
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	436,191	2,044,821
Banco Santander Central Hispano SA (Financials, Banks) †	320,487	924,194
Bankinter SA (Financials, Banks)	26,510	131,202
CaixaBank SA (Financials, Banks)	142,221	364,235
Enagás SA (Utilities, Gas Utilities)	47,555	1,158,345
Endesa SA (Utilities, Electric Utilities)	8,330	238,177
Gamesa Corporación Tecnologica SA (Industrials, Electrical Equipment)	9,326	332,957
Gas Natural SDG SA (Utilities, Gas Utilities)	1,148	26,477
Grifols SA (Health Care, Biotechnology)	30,037	850,954
Iberdrola SA (Utilities, Electric Utilities)	232,137	3,169,175
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	21,793	723,983
Mapfre SA (Financials, Insurance)	284,221	544,826
Red Eléctrica de Espana SA (Utilities, Electric Utilities)	19,867	406,071
Repsol SA (Energy, Oil, Gas & Consumable Fuels)	60,700	583,448
Telefonica SA (Communication Services, Diversified Telecommunication Services)	170,705	744,659
		13,558,070

Sweden: 3.25%
Alfa Laval AB (Industrials, Machinery) †	7,108	179,256
Assa Abloy AB Class B (Industrials, Building Products)	15,785	375,627
Atlas Copco AB Class A (Industrials, Machinery)	28,203	1,421,182
Atlas Copco AB Class B (Industrials, Machinery)	17,014	751,227

12

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Sweden (continued)
Boliden AB (Materials, Metals & Mining)	29,413	$1,013,366
Epiroc AB Class A (Industrials, Machinery)	29,832	495,641
Epiroc AB Class B (Industrials, Machinery)	22,944	364,615
Ericsson LM Class B (Information Technology, Communications Equipment)	139,082	1,700,235
Essity Aktiebolag AB (Consumer Staples, Household Products)	11,576	366,976
Evolution Gaming Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	16,734	1,430,513
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	19,910	421,557
Hexagon AB Class B (Information Technology, Electronic Equipment, Instruments & Components)	2,822	234,199
Industrivarden AB Class C (Financials, Diversified Financial Services) †	8,272	252,300
Investor AB Class B (Financials, Diversified Financial Services)	16,824	1,164,375
Kinnevik AB Class B (Financials, Diversified Financial Services)	34,936	1,739,081
Lundbergforetagen AB Class B (Financials, Diversified Financial Services) †	1,720	88,077
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)	13,840	331,280
Nibe Industrier AB Class B (Industrials, Building Products) †	983	27,690
Sandvik AB (Industrials, Machinery) †	45,523	1,020,922
Securitas AB Class B (Industrials, Commercial Services & Supplies) †	15,611	256,637
Skandinaviska Enskilda Banken AB Class A (Financials, Banks) †	64,807	685,026
Skanska AB Class B (Industrials, Construction & Engineering)	16,326	387,930
SKF AB Class B (Industrials, Machinery)	32,784	807,282
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products) †	19,869	321,193
Svenska Handelsbanken AB Class A (Financials, Banks) †	80,060	813,024
Swedbank AB Class A (Financials, Banks) †	49,302	892,240
Swedish Match AB (Consumer Staples, Tobacco)	41,089	3,309,387
Tele2 AB Class B (Communication Services, Wireless Telecommunication Services)	26,817	344,870
Volvo AB Class B (Industrials, Machinery) †	51,929	1,179,420
		22,375,128

Switzerland: 8.14%
ABB Limited (Industrials, Electrical Equipment)	64,589	1,703,657
Adecco SA (Industrials, Professional Services)	21,347	1,292,918
Alcon Incorporated (Health Care, Health Care Equipment & Supplies) †	1,803	115,035
Baloise Holding AG (Financials, Insurance)	1,895	326,764
Banque Cantonale Vaudoise (Financials, Banks)	7,719	795,046
Barry Callebaut AG (Consumer Staples, Food Products)	15	32,204
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	13	110,938
Clariant AG (Materials, Chemicals)	1,126	22,601
Coca-Cola HBC AG (Consumer Staples, Beverages)	15,878	457,647
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	8,759	727,515
Credit Suisse Group AG (Financials, Capital Markets)	113,876	1,438,566
EMS-Chemie Holdings AG (Materials, Chemicals)	706	645,208
Geberit AG (Industrials, Building Products)	1,411	849,317
Givaudan SA (Materials, Chemicals)	348	1,418,423
Julius Baer Group Limited (Financials, Capital Markets)	15,967	921,386
Kuehne & Nagel International AG (Industrials, Marine)	167	37,801
LafargeHolcim Limited (Materials, Construction Materials)	24,962	1,309,149
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	13,861	1,226,022
Lonza Group AG (Health Care, Life Sciences Tools & Services)	3,368	2,111,046
Nestle SA (Consumer Staples, Food Products)	115,768	12,889,580
Novartis AG (Health Care, Pharmaceuticals)	87,850	7,953,144
Partners Group Holding AG (Financials, Capital Markets)	520	557,909
Roche Holding AG (Health Care, Pharmaceuticals)	27,948	9,197,083
Schindler Holding AG (Industrials, Machinery)	3,141	857,186
Schindler Holding AG (Industrials, Machinery)	420	111,199
SGS SA (Industrials, Professional Services)	206	586,887
Sika AG (Materials, Chemicals)	3,391	865,335
Sonova Holding AG (Health Care, Health Care Equipment & Supplies) †	1,190	294,766
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	76	87,144
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	974	240,298
Swiss Life Holding AG (Financials, Insurance)	559	249,620
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	3,063	275,712
Swiss Reinsurance AG (Financials, Insurance)	1,975	180,429
Swisscom AG (Communication Services, Diversified Telecommunication Services)	2,279	1,203,763

13

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

	Shares	Value
Switzerland (continued)
The Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,081	$51,840
UBS Group AG (Financials, Capital Markets)	166,676	2,364,186
Vifor Pharma AG (Health Care, Pharmaceuticals)	641	94,025
Zurich Insurance Group AG (Financials, Insurance)	6,215	2,522,931
		56,124,280

United Kingdom: 12.28%
3i Group plc (Financials, Capital Markets)	68,414	976,362
Admiral Group plc (Financials, Insurance)	14,029	534,338
Anglo American plc (Materials, Metals & Mining)	57,747	1,704,072
Antofagasta plc (Materials, Metals & Mining)	8,815	147,308
Ashtead Group plc (Industrials, Trading Companies & Distributors)	4,102	173,956
AstraZeneca plc (Health Care, Pharmaceuticals)	48,307	5,026,458
Auto Trader Group plc (Communication Services, Interactive Media & Services) 144A	67,134	501,735
AVEVA Group plc (Information Technology, Software)	242	10,943
Aviva plc (Financials, Insurance)	195,395	836,697
BAE Systems plc (Industrials, Aerospace & Defense)	245,298	1,648,176
Barclays plc (Financials, Banks) †	837,392	1,502,187
Barratt Developments plc (Consumer Discretionary, Household Durables) †	80,497	665,350
BHP Group plc (Materials, Metals & Mining)	114,184	2,585,684
BP plc (Energy, Oil, Gas & Consumable Fuels)	470,121	1,552,126
British American Tobacco plc (Consumer Staples, Tobacco)	94,471	3,324,293
BT Group plc (Communication Services, Diversified Telecommunication Services)	630,833	982,282
Bunzl plc (Industrials, Trading Companies & Distributors)	6,960	218,885
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,347	169,350
Coca-Cola European Partners plc (Consumer Staples, Beverages)	6,033	269,554
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	24,564	433,577
Croda International plc (Materials, Chemicals)	5,353	425,041
Diageo plc (Consumer Staples, Beverages)	76,116	2,922,453
Direct Line Insurance Group plc (Financials, Insurance)	220,470	869,414
EVRAZ plc (Materials, Metals & Mining)	60,183	309,940
Experian Group Limited plc (Industrials, Professional Services)	19,111	674,144
Ferguson plc (Industrials, Trading Companies & Distributors)	8,332	935,722
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	176,846	3,229,943
Glencore plc (Materials, Metals & Mining) †	497,018	1,403,717
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	9,503	280,743
Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	24,054	836,323
HSBC Holdings plc (Financials, Banks) †	333,096	1,724,090
Imperial Brands plc (Consumer Staples, Tobacco)	19,540	354,537
Intertek Group plc (Industrials, Professional Services)	4,077	300,135
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	116,069	326,651
Johnson Matthey plc (Materials, Chemicals)	9,679	286,975
Kingfisher plc (Consumer Discretionary, Specialty Retail) †	270,375	986,193
Land Securities Group plc (Real Estate, Equity REITs)	21,649	189,792
Legal & General Group plc (Financials, Insurance)	260,883	878,881
Lloyds Banking Group plc (Financials, Banks) †	2,001,431	950,416
London Stock Exchange Group plc (Financials, Capital Markets)	6,337	684,809
M&G plc (Financials, Diversified Financial Services)	215,062	537,581
Melrose Industries plc (Industrials, Electrical Equipment) †	176,449	361,083
Mondi plc (Materials, Paper & Forest Products)	17,073	377,375
National Grid plc (Utilities, Multi-Utilities)	106,226	1,201,464
Natwest Group plc (Financials, Banks) †	125,578	258,823
Next plc (Consumer Discretionary, Multiline Retail)	4,130	360,747
NMC Health plc (Health Care, Health Care Providers & Services) †(a)	7,509	2,011
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail) †	18,290	538,140
Pearson plc (Communication Services, Media)	2,061	17,777
Persimmon plc (Consumer Discretionary, Household Durables)	33,792	1,196,523
Prudential plc (Financials, Insurance)	402,447	6,274,629
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	90,259	7,922,449
RELX plc (Industrials, Professional Services)	59,176	1,378,611
Rentokil Initial plc (Industrials, Commercial Services & Supplies) †	9,573	63,467
Rio Tinto plc (Materials, Metals & Mining)	94,337	6,079,499
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	86,591	1,467,458

14

Wells Fargo Factor Enhanced International Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
United Kingdom (continued)
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	80,478	$1,324,164
RSA Insurance Group plc (Financials, Insurance)	88,461	794,860
Schroders plc (Financials, Capital Markets)	8,716	374,039
Segro plc (Real Estate, Equity REITs)	62,800	763,543
Severn Trent plc (Utilities, Water Utilities)	7,124	226,892
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	11,010	212,978
Spirax-Sarco Engineering plc (Industrials, Machinery)	730	108,366
SSE plc (Utilities, Electric Utilities)	63,172	1,129,360
Standard Chartered plc (Financials, Banks) †	40,821	246,090
Standard Life Aberdeen plc (Financials, Capital Markets)	254,200	918,044
Taylor Wimpey plc (Consumer Discretionary, Household Durables) †	144,965	297,524
Tesco plc (Consumer Staples, Food & Staples Retailing)	411,663	1,245,796
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	5,025	309,765
The British Land Company plc (Real Estate, Equity REITs)	65,588	412,448
The Sage Group plc (Information Technology, Software)	49,599	400,044
Unilever plc (Consumer Staples, Personal Products)	4,815	291,889
Unilever plc (Consumer Staples, Personal Products)	51,897	3,162,515
United Utilities Group plc (Utilities, Water Utilities)	9,732	116,820
Vodafone Group plc (Communication Services, Wireless Telecommunication Services)	595,809	982,394
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	287,583	689,529
WPP plc (Communication Services, Media)	78,778	762,046
		84,639,995

Total Common Stocks (Cost $572,138,005)		666,747,630

	Dividend yield
Preferred Stocks: 0.64%
Germany: 0.64%
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	3.73%		9,591	633,811
Fuchs Petrolub SE (Materials, Chemicals)	2.19		25,258	1,443,783
Henkel AG & Company KGaA (Consumer Staples, Household Products)	2.29		10,477	1,127,774
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles)	4.10		6,057	385,098
Sartorius AG Vorzug (Health Care, Health Care Equipment & Supplies)	0.11		1,763	803,344
Total Preferred Stocks (Cost $3,431,207)				4,393,810

Rights: 0.00%

		Expiration date
Singapore: 0.00%
Ascendas REIT (Real Estate, Equity REITs)†(a)		12-2-2020	2,890	22

United Kingdom : 0.00%
Aveva Group plc Right (Information Technology, Software)†		12-2-2020	188	2,810

Total Rights (Cost $1,514)				2,832

Warrants: 0.00%
Switzerland: 0.00%
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) †			17,518	3,470

Total Warrants (Cost $0)				3,470

15

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced International Equity Portfolio

		Yield	Shares	Value
Short-Term Investments: 0.67%
Investment Companies : 0.67%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.02%	4,638,585	$4,638,585

Total Short-Term Investments (Cost $4,638,585)				4,638,585

Total investments in securities (Cost $580,209,311)	98.06%			675,786,327
Other assets and liabilities, net	1.94			13,359,449

Total net assets	100.00%			$689,145,776

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

16

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	154	12-18-2020	$15,521,293	$15,654,100	$132,807	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$24,301,039	$342,904,461	$(362,566,915)	$0	$0	$4,638,585	0.67%	4,638,585	$26,336

Wells Fargo Factor Enhanced International Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2020, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$42,478,048	$0	$0	$42,478,048
Austria	1,801,413	0	0	1,801,413
Belgium	5,756,902	0	0	5,756,902
Canada	67,088,558	173,365	0	67,261,923
China	423,031	0	0	423,031
Denmark	14,058,942	0	0	14,058,942
Finland	6,682,551	0	0	6,682,551
France	61,867,766	0	0	61,867,766
Germany	47,679,965	0	0	47,679,965
Hong Kong	17,834,497	0	0	17,834,497
Ireland	4,289,135	0	0	4,289,135
Israel	3,218,032	0	0	3,218,032
Italy	12,401,516	0	0	12,401,516
Japan	163,421,614	0	0	163,421,614
Luxembourg	1,488,256	0	0	1,488,256
Netherlands	26,227,366	0	0	26,227,366
New Zealand	2,223,628	0	0	2,223,628
Norway	3,849,144	0	0	3,849,144
Portugal	838,735	0	0	838,735
Singapore	6,247,693	0	0	6,247,693
Spain	13,558,070	0	0	13,558,070
Sweden	22,375,128	0	0	22,375,128
Switzerland	56,124,280	0	0	56,124,280
United Kingdom	84,637,984	2,011	0	84,639,995
Preferred stocks
Germany	4,393,810	0	0	4,393,810

Rights
Singapore	0	22	0	22
United Kingdom	0	2,810	0	2,810
Warrants
Switzerland	0	3,470	0	3,470
Short-term investments
Investment companies	4,638,585	0	0	4,638,585

	675,604,649	181,678	0	675,786,327
Futures contracts	132,807	0	0	132,807

Total assets	$675,737,456	$181,678	$0	$675,919,134

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2020, the Portfolio had segregated $6,410,220 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 96.79%
Communication Services: 10.49%
Diversified Telecommunication Services: 1.35%
AT&T Incorporated	150,223	$4,318,911
CenturyLink Incorporated	146,641	1,532,398
Verizon Communications Incorporated	108,524	6,555,935
		12,407,244

Entertainment: 2.08%
Activision Blizzard Incorporated	32,134	2,554,010
Electronic Arts Incorporated	11,437	1,461,077
Lions Gate Entertainment Class A †	115,572	1,125,671
Lions Gate Entertainment Class B †	100,610	903,478
Netflix Incorporated †	13,762	6,753,013
Spotify Technology SA †	2,101	612,168
Take-Two Interactive Software Incorporated †	3,992	720,596
The Walt Disney Company	29,862	4,419,875
Zynga Incorporated Class A †	68,402	564,317
		19,114,205

Interactive Media & Services: 5.25%
Alphabet Incorporated Class A †	7,860	13,789,584
Alphabet Incorporated Class C †	7,451	13,119,274
Facebook Incorporated Class A †	62,208	17,229,750
InterActive Corporation †	1,956	277,732
Match Group Incorporated †	13,302	1,851,771
Zillow Group Incorporated Class A †	9,590	1,058,257
Zillow Group Incorporated Class C †	8,454	911,426
		48,237,794

Media: 1.71%
Cable One Incorporated	46	91,111
Charter Communications Incorporated Class A †	4,857	3,166,715
Comcast Corporation Class A	103,192	5,184,366
Discovery Incorporated Class A †	53,579	1,441,811
DISH Network Corporation Class A †	31,116	1,116,131
Interpublic Group of Companies Incorporated	25,609	570,569
News Corporation Class A	62,845	1,109,214
News Corporation Class B	57,920	1,031,555
The New York Times Company Class A	42,274	1,813,977
ViacomCBS Incorporated Class B	4,050	142,884
		15,668,333

Wireless Telecommunication Services: 0.10%
T-Mobile US Incorporated †	6,865	912,633

Consumer Discretionary: 10.68%
Auto Components: 0.19%
BorgWarner Incorporated	20,624	801,242
Lear Corporation	6,856	980,065
		1,781,307

Automobiles: 0.21%
General Motors Company	22,475	985,304

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Automobiles (continued)
Thor Industries Incorporated	9,619	$928,330
		1,913,634

Distributors: 0.06%
Pool Corporation	1,659	574,196

Diversified Consumer Services: 0.03%
Chegg Incorporated †	4,022	313,434

Hotels, Restaurants & Leisure: 1.62%
Aramark	6,161	215,635
Chipotle Mexican Grill Incorporated †	1,007	1,298,456
Choice Hotels International Incorporated	3,969	395,511
Domino’s Pizza Incorporated	7,210	2,830,430
Extended Stay America Incorporated	26,643	365,276
Hilton Worldwide Holdings Incorporated	2,178	225,706
Las Vegas Sands Corporation	4,332	241,336
Marriott International Incorporated Class A	6,772	859,164
McDonald’s Corporation	14,124	3,071,123
Starbucks Corporation	25,683	2,517,448
The Wendy’s Company	16,837	370,246
Wyndham Hotels & Resorts Incorporated	22,039	1,267,243
Wyndham Worldwide Corporation	22,902	963,258
Yum China Holdings Incorporated	1,885	106,276
Yum! Brands Incorporated	1,244	131,615
		14,858,723

Household Durables: 0.14%
D.R. Horton Incorporated	1,087	80,982
Lennar Corporation Class A	5,822	441,657
PulteGroup Incorporated	1,583	69,066
Whirlpool Corporation	3,410	663,620
		1,255,325

Internet & Direct Marketing Retail: 4.44%
Amazon.com Incorporated †	11,072	35,076,539
Booking Holdings Incorporated †	527	1,068,993
eBay Incorporated	28,966	1,460,755
Qurate Retail Incorporated	259,751	2,719,593
Wayfair Incorporated Class A †	1,936	492,441
		40,818,321

Leisure Products: 0.36%
Polaris Industries Incorporated	11,867	1,139,232
The Brunswick Corporation	28,524	2,129,031
		3,268,263

Multiline Retail: 0.59%
Dollar General Corporation	7,584	1,657,711
Ollie’s Bargain Outlet Holdings Incorporated †	689	60,673
Target Corporation	20,507	3,681,622
		5,400,006

Specialty Retail: 2.21%
AutoNation Incorporated †	33,638	2,061,673
Best Buy Company Incorporated	17,592	1,914,010
CarMax Incorporated †	1,980	185,090

2

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Specialty Retail (continued)
Carvana Company †	4,168	$1,042,875
Dick’s Sporting Goods Incorporated	7,678	436,187
L Brands Incorporated	14,610	567,014
Lowe’s Companies Incorporated	23,344	3,637,462
Penske Auto Group Incorporated	19,297	1,062,686
The Home Depot Incorporated	27,473	7,621,285
The TJX Companies Incorporated	5,322	338,000
Tractor Supply Company	8,419	1,185,479
Williams-Sonoma Incorporated	2,682	293,599
		20,345,360

Textiles, Apparel & Luxury Goods: 0.83%
Carter’s Incorporated	3,569	317,605
HanesBrands Incorporated	92,838	1,318,300
Lululemon Athletica Incorporated †	4,694	1,737,813
Nike Incorporated Class B	31,531	4,247,226
		7,620,944

Consumer Staples: 6.27%
Beverages: 1.30%
Boston Beer Company Incorporated Class A †	1,188	1,105,838
Brown-Forman Corporation Class B	2,445	197,214
Keurig Dr. Pepper Incorporated	8,723	265,615
Monster Beverage Corporation †	19,854	1,683,222
PepsiCo Incorporated	34,936	5,038,819
The Coca-Cola Company	70,603	3,643,115
		11,933,823

Food & Staples Retailing: 1.52%
Albertsons Companies Incorporated Class A	41,400	663,642
Casey’s General Stores Incorporated	68	12,354
Costco Wholesale Corporation	11,911	4,666,372
Sprouts Farmers Market Incorporated †	35,473	750,963
The Kroger Company	72,680	2,398,440
Walmart Incorporated	35,885	5,482,869
		13,974,640

Food Products: 1.41%
Archer Daniels Midland Company	31,828	1,584,080
Bunge Limited	19,741	1,162,547
Campbell Soup Company	24,975	1,249,250
ConAgra Brands Incorporated	3,226	117,943
Flowers Foods Incorporated	6,714	148,984
General Mills Incorporated	18,591	1,130,705
Hain Celestial Group Incorporated †	57,329	2,207,167
Hormel Foods Corporation	12,632	595,978
Ingredion Incorporated	1,760	135,784
Kellogg Company	15,142	967,725
McCormick & Company Incorporated	3,205	599,271
Mondelez International Incorporated Class A	22,660	1,301,817
The J.M. Smucker Company	5,828	683,042
The Kraft Heinz Company	29,337	966,361
TreeHouse Foods Incorporated †	2,037	83,782
		12,934,436

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Household Products: 1.28%
Colgate-Palmolive Company	5,296	$453,549
Kimberly-Clark Corporation	7,105	989,798
Reynolds Consumer Products Incorporated	6,796	206,191
Spectrum Brands Holdings Incorporated	16,847	1,125,885
The Clorox Company	5,763	1,169,658
The Procter & Gamble Company	56,226	7,808,105
		11,753,186

Personal Products: 0.26%
Herbalife Nutrition Limited †	30,970	1,483,773
NU Skin Enterprises Incorporated Class A	17,969	925,583
		2,409,356

Tobacco: 0.50%
Altria Group Incorporated	48,705	1,939,920
Philip Morris International Incorporated	35,662	2,701,397
		4,641,317

Energy: 2.01%
Energy Equipment & Services: 0.24%
Baker Hughes Company	21,974	411,353
Halliburton Company	59,166	981,564
National Oilwell Varco Incorporated	10,794	132,334
Schlumberger Limited	35,030	728,274
		2,253,525

Oil, Gas & Consumable Fuels: 1.77%
Antero Midstream Corporation	5,037	33,949
Cabot Oil & Gas Corporation	49,232	862,545
Chevron Corporation	42,077	3,668,273
Cimarex Energy Company	47,694	1,714,599
Concho Resources Incorporated	22,572	1,297,439
ConocoPhillips	8,619	340,968
Devon Energy Corporation	10,200	142,698
EQT Corporation	58,716	873,694
Equitrans Midstream Corporation	23,042	188,023
Exxon Mobil Corporation	63,878	2,435,668
HollyFrontier Corporation	4,033	94,332
Murphy Oil Corporation	16,639	167,388
Parsley Energy Incorporated Class A	103,824	1,300,915
Phillips 66	30,359	1,839,148
Pioneer Natural Resources Company	5,460	549,167
The Williams Companies Incorporated	6,252	131,167
Valero Energy Corporation	10,996	591,255
		16,231,228

Financials: 10.12%
Banks: 3.08%
Associated Banc Corporation	10,587	162,193
Bank of America Corporation	193,946	5,461,519
Bank OZK	53,467	1,494,937
BOK Financial Corporation	5,031	336,825
Citigroup Incorporated	50,309	2,770,517
Citizens Financial Group Incorporated	19,903	650,032
Commerce Bancshares Incorporated	11,493	758,078
Cullen Frost Bankers Incorporated	1,004	84,246
East West Bancorp Incorporated	21,478	917,540

4

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Banks (continued)
Fifth Third Bancorp	10,342	$262,066
First Republic Bank	726	94,061
JPMorgan Chase & Company	75,353	8,882,612
KeyCorp	13,556	209,576
PacWest Bancorp	4,126	95,971
PNC Financial Services Group Incorporated	5,804	801,358
Regions Financial Corporation	38,963	594,965
Signature Bank	7,222	810,236
Sterling Bancorp	61,803	987,612
SVB Financial Group †	3,066	1,057,341
TCF Financial Corporation	4,021	135,106
Truist Financial Corporation	4,753	220,634
Webster Financial Corporation	903	34,170
Western Alliance Bancorp	14,399	738,237
Wintrust Financial Corporation	5,400	294,246
Zions Bancorporation	10,752	414,920
		28,268,998

Capital Markets: 2.43%
Affiliated Managers Group Incorporated	1,200	104,544
Ameriprise Financial Incorporated	3,240	600,178
Ares Management Corporation Class A	17,593	792,565
BlackRock Incorporated	4,748	3,315,766
Carlyle Group Incorporated	1,133	32,189
Evercore Partners Incorporated Class A	3,322	302,069
FactSet Research Systems Incorporated	5,473	1,826,668
LPL Financial Holdings Incorporated	15,263	1,385,423
MarketAxess Holdings Incorporated	12	6,470
Moody’s Corporation	5,461	1,541,859
Morgan Stanley	36,772	2,273,613
MSCI Incorporated	5,103	2,089,270
S&P Global Incorporated	7,903	2,780,117
SEI Investments Company	3,329	175,605
State Street Corporation	4,017	283,118
T. Rowe Price Group Incorporated	10,688	1,532,766
The Goldman Sachs Group Incorporated	4,834	1,114,624
The NASDAQ Incorporated	14,107	1,805,555
Tradeweb Markets Incorporated Class A	4,880	291,092
VIRTU Financial Incorporated Class A	1,629	37,125
		22,290,616

Consumer Finance: 0.39%
American Express Company	12,309	1,459,724
Capital One Financial Corporation	653	55,923
LendingTree Incorporated †	200	51,116
OneMain Holdings Incorporated	20,359	793,797
SLM Corporation	38,957	413,334
Synchrony Financial	26,181	797,735
		3,571,629

Diversified Financial Services: 1.22%
Berkshire Hathaway Incorporated Class B †	44,328	10,147,122
Equitable Holdings Incorporated	37,183	943,705
Jefferies Financial Group Incorporated	6,339	144,085
Voya Financial Incorporated	113	6,512
		11,241,424

5

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Insurance: 2.33%
Aon plc Class A	5,388	$1,103,947
Arthur J. Gallagher & Company	6,955	802,677
Assurant Incorporated	8,727	1,126,830
Athene Holding Limited Class A †	3,070	136,155
Axis Capital Holdings Limited	2,227	111,595
Brown & Brown Incorporated	14,099	634,878
Chubb Limited	3,998	591,024
Erie Indemnity Company Class A	4,420	997,196
Everest Reinsurance Group Limited	1,052	239,151
First American Financial Corporation	19,115	925,931
Globe Life Incorporated	865	80,532
Kemper Corporation	18,829	1,411,234
Lincoln National Corporation	24,738	1,168,128
Marsh & McLennan Companies Incorporated	14,617	1,675,693
Mercury General Corporation	10,664	474,228
MetLife Incorporated	29,627	1,367,879
Primerica Incorporated	6,739	877,890
Principal Financial Group Incorporated	10,413	518,463
Prudential Financial Incorporated	13,526	1,022,836
The Allstate Corporation	11,133	1,139,463
The Hanover Insurance Group Incorporated	1,002	112,575
The Hartford Financial Services Group Incorporated	756	33,415
The Progressive Corporation	27,887	2,429,237
Unum Group	67,824	1,507,728
Willis Towers Watson plc	4,585	954,551
		21,443,236

Mortgage REITs: 0.52%
AGNC Investment Corporation	127,061	1,941,492
Annaly Capital Management Incorporated	222,776	1,782,208
New Residential Investment Corporation	104,860	971,004
Starwood Property Trust Incorporated	6,038	108,322
		4,803,026

Thrifts & Mortgage Finance: 0.15%
MGIC Investment Corporation	113,001	1,351,492

Health Care: 13.16%
Biotechnology: 2.93%
AbbVie Incorporated	55,231	5,776,058
Alexion Pharmaceuticals Incorporated †	8,902	1,087,023
Alkermes plc †	28,567	521,633
Amgen Incorporated	21,329	4,735,891
Biogen Incorporated †	9,678	2,324,365
Gilead Sciences Incorporated	33,101	2,008,238
Incyte Corporation †	8,082	683,252
Moderna Incorporated †	9,375	1,431,938
Neurocrine Biosciences Incorporated †	2,396	227,476
Regeneron Pharmaceuticals Incorporated †	5,233	2,700,385
Seagen Incorporated †	2,527	430,373
United Therapeutics Corporation †	18,989	2,518,701
Vertex Pharmaceuticals Incorporated †	10,629	2,420,755
		26,866,088

Health Care Equipment & Supplies: 2.79%
Abbott Laboratories	50,287	5,442,059
ABIOMED Incorporated †	742	203,382
Align Technology Incorporated †	771	371,075
Baxter International Incorporated	2,886	219,538
Becton Dickinson & Company	3,847	903,429

6

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Health Care Equipment & Supplies (continued)
Danaher Corporation	12,430	$2,792,151
DexCom Incorporated †	3,494	1,116,962
Edwards Lifesciences Corporation †	9,690	812,894
Hologic Incorporated †	12,752	881,546
ICU Medical Incorporated †	5,341	1,007,847
IDEXX Laboratories Incorporated †	3,113	1,435,031
Intuitive Surgical Incorporated †	2,039	1,480,416
Masimo Corporation †	1,600	407,184
Medtronic plc	27,358	3,110,605
Penumbra Incorporated †	868	192,609
Quidel Corporation †	5,374	1,048,199
ResMed Incorporated	4,508	944,877
STERIS plc	1,716	332,578
Stryker Corporation	1,027	239,702
Tandem Diabetes Care Incorporated †	2,514	236,014
Teleflex Incorporated	1,127	431,359
West Pharmaceutical Services Incorporated	5,981	1,645,732
Zimmer Biomet Holdings Incorporated	2,565	382,493
		25,637,682

Health Care Providers & Services: 2.22%
Amedisys Incorporated †	167	40,880
Anthem Incorporated	5,886	1,833,607
Centene Corporation †	18,481	1,139,354
Cigna Corporation	8,701	1,819,727
CVS Health Corporation	20,593	1,395,999
DaVita Incorporated †	15,941	1,751,119
HCA Healthcare Incorporated	788	118,287
Henry Schein Incorporated †	2,410	154,987
Humana Incorporated	4,237	1,697,003
Molina Healthcare Incorporated †	11,914	2,432,005
UnitedHealth Group Incorporated	23,765	7,993,120
		20,376,088

Health Care Technology: 0.15%
Cerner Corporation	8,980	672,063
Teladoc Incorporated †	1,738	345,462
Veeva Systems Incorporated Class A †	1,349	373,498
		1,391,023

Life Sciences Tools & Services: 1.37%
Agilent Technologies Incorporated	9,761	1,141,061
Avantor Incorporated †	41,091	1,120,962
Charles River Laboratories International Incorporated †	1,889	443,008
Illumina Incorporated †	1,299	418,395
IQVIA Holdings Incorporated †	2,936	496,155
Mettler-Toledo International Incorporated †	1,318	1,515,753
PerkinElmer Incorporated	2,688	357,504
PRA Health Sciences Incorporated †	4,805	539,121
Syneos Health Incorporated †	14,646	964,293
Thermo Fisher Scientific Incorporated	10,475	4,870,666
Waters Corporation †	3,161	733,384
		12,600,302

Pharmaceuticals: 3.70%
Bristol-Myers Squibb Company	53,485	3,337,464
Catalent Incorporated †	5,965	573,475
Eli Lilly & Company	28,646	4,172,290

7

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Pharmaceuticals (continued)
Horizon Therapeutics plc †	23,801	$1,676,304
Jazz Pharmaceuticals plc †	4,046	569,313
Johnson & Johnson	71,853	10,395,692
Merck & Company Incorporated	63,890	5,136,117
Perrigo Company plc	6,432	310,151
Pfizer Incorporated	129,537	4,962,562
Viatris Incorporated †	75,598	1,271,558
Zoetis Incorporated	9,965	1,598,187
		34,003,113

Industrials: 8.32%
Aerospace & Defense: 1.60%
Axon Enterprise Incorporated †	6,394	803,662
BWX Technologies Incorporated	18,657	1,061,210
Curtiss-Wright Corporation	8,534	983,629
General Dynamics Corporation	6,686	998,554
HEICO Corporation	1,336	165,103
Howmet Aerospace Incorporated	78,495	1,841,493
Huntington Ingalls Industries Incorporated	1,035	165,797
Lockheed Martin Corporation	10,086	3,681,390
Northrop Grumman Corporation	5,528	1,670,893
Raytheon Technologies Corporation	33,955	2,435,253
Teledyne Technologies Incorporated †	1,367	516,644
Textron Incorporated	8,180	368,918
		14,692,546

Air Freight & Logistics: 0.54%
C.H. Robinson Worldwide Incorporated	6,755	634,767
Expeditors International of Washington Incorporated	8,439	754,193
FedEx Corporation	4,157	1,191,313
United Parcel Service Incorporated Class B	13,971	2,390,019
		4,970,292

Airlines: 0.14%
Alaska Air Group Incorporated	3,147	160,403
Copa Holdings SA Class A	822	65,513
JetBlue Airways Corporation †	38,019	573,707
Southwest Airlines Company	11,200	519,008
		1,318,631

Building Products: 0.33%
Fortune Brands Home & Security Incorporated	9,293	775,966
Johnson Controls International plc	1,013	46,639
Lennox International Incorporated	684	196,876
Masco Corporation	26,547	1,424,777
Owens Corning Incorporated	5,364	390,875
Trane Technologies plc	1,297	189,673
Trex Company Incorporated †	82	6,135
		3,030,941

Commercial Services & Supplies: 0.33%
ADT Incorporated	194,209	1,509,004
Cintas Corporation	674	239,472
MSA Safety Incorporated	2,278	340,424
Rollins Incorporated	287	16,411

8

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Commercial Services & Supplies (continued)
Stericycle Incorporated †	12,700	$894,588
		2,999,899

Construction & Engineering: 0.05%
AECOM Technology Corporation †	3,180	165,010
Quanta Services Incorporated	4,189	286,276
		451,286

Electrical Equipment: 0.67%
Eaton Corporation plc	12,296	1,489,169
Emerson Electric Company	7,012	538,662
Generac Holdings Incorporated †	6,474	1,395,794
Hubbell Incorporated	4,208	679,971
Regal-Beloit Corporation	12,961	1,542,877
Rockwell Automation Incorporated	1,851	473,042
		6,119,515

Industrial Conglomerates: 1.04%
3M Company	14,085	2,432,902
Carlisle Companies Incorporated	3,222	466,642
General Electric Company	204,217	2,078,929
Honeywell International Incorporated	19,263	3,928,111
Roper Technologies Incorporated	1,514	646,478
		9,553,062

Machinery: 1.63%
AGCO Corporation	8,634	798,731
Caterpillar Incorporated	14,547	2,525,214
Colfax Corporation †	20,726	747,794
Cummins Incorporated	7,241	1,673,902
Deere & Company	5,799	1,517,134
Dover Corporation	4,257	519,482
Gates Industrial Corporation plc †	511	6,582
Graco Incorporated	1,688	114,345
Illinois Tool Works Incorporated	10,760	2,271,328
Lincoln Electric Holdings Incorporated	10,712	1,231,880
Nordson Corporation	1,010	205,848
Oshkosh Corporation	1,787	143,854
Otis Worldwide Corporation	2,850	190,779
PACCAR Incorporated	13,284	1,156,505
Pentair plc	5,656	293,094
Stanley Black & Decker Incorporated	2,150	396,267
The Timken Company	15,982	1,173,718
		14,966,457

Marine: 0.00%
Kirby Corporation †	344	17,406

Professional Services: 0.52%
CoreLogic Incorporated	8,652	670,530
FTI Consulting Incorporated †	7,534	791,221
IHS Markit Limited	3,176	315,885
ManpowerGroup Incorporated	21,741	1,883,858
Nielsen Holdings plc	5,415	87,561

9

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Professional Services (continued)
Robert Half International Incorporated	15,856	$1,017,638
		4,766,693

Road & Rail: 1.31%
CSX Corporation	7,238	651,782
J.B. Hunt Transport Services Incorporated	9,986	1,350,906
Kansas City Southern	947	176,303
Knight-Swift Transportation Holdings Incorporated	22,232	917,959
Landstar System Incorporated	17,319	2,276,063
Old Dominion Freight Line Incorporated	10,652	2,166,191
Schneider National Incorporated Class B	76,372	1,596,175
Union Pacific Corporation	14,111	2,879,773
		12,015,152

Trading Companies & Distributors: 0.16%
Fastenal Company	8,164	403,710
MSC Industrial Direct Company Class A	1,123	93,568
United Rentals Incorporated †	1,132	256,941
Univar Incorporated †	4,446	79,583
W.W. Grainger Incorporated	932	389,856
Watsco Incorporated	1,207	274,424
		1,498,082

Information Technology: 27.19%
Communications Equipment: 0.87%
Ciena Corporation †	4,076	182,605
Cisco Systems Incorporated	95,721	4,117,917
CommScope Holdings Incorporated †	131,176	1,554,436
Juniper Networks Incorporated	41,295	898,992
Lumentum Holdings Incorporated †	14,104	1,218,304
Ubiquiti Incorporated	223	55,329
		8,027,583

Electronic Equipment, Instruments & Components: 0.80%
Arrow Electronics Incorporated †	24,828	2,275,486
Avnet Incorporated	7,547	229,051
CDW Corporation of Delaware	2,941	383,771
Corning Incorporated	2,778	103,953
Jabil Circuit Incorporated	42,266	1,615,407
SYNNEX Corporation	8,471	1,357,986
Zebra Technologies Corporation Class A †	3,555	1,345,283
		7,310,937

IT Services: 5.04%
Accenture plc Class A	18,778	4,677,412
Akamai Technologies Incorporated †	5,860	606,569
Amdocs Limited	12,611	829,930
Automatic Data Processing Incorporated	241	41,905
Black Knight Incorporated †	1,949	178,567
Booz Allen Hamilton Holding Corporation	22,749	1,974,386
Broadridge Financial Solutions Incorporated	2,242	329,305
CACI International Incorporated Class A †	3,770	894,583
Cognizant Technology Solutions Corporation Class A	21,547	1,683,467
DXC Technology Company	107,698	2,359,663
EPAM Systems Incorporated †	3,671	1,183,273
Fidelity National Information Services Incorporated	3,746	555,944
GoDaddy Incorporated Class A †	8,045	639,899
International Business Machines Corporation	16,236	2,005,471

10

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
IT Services (continued)
Jack Henry & Associates Incorporated	2,664	$428,531
Leidos Holdings Incorporated	13,546	1,364,082
MasterCard Incorporated Class A	20,843	7,013,878
Okta Incorporated †	356	87,234
PayPal Holdings Incorporated †	28,953	6,199,416
Science Applications International Corporation	1,514	140,106
Square Incorporated Class A †	11,376	2,399,881
StoneCo Limited Class A †	1,589	116,347
The Western Union Company	62,199	1,403,209
VeriSign Incorporated †	2,643	530,503
Visa Incorporated Class A	41,169	8,659,899
		46,303,460

Semiconductors & Semiconductor Equipment: 4.75%
Advanced Micro Devices Incorporated †	42,862	3,971,593
Analog Devices Incorporated	391	54,380
Applied Materials Incorporated	27,958	2,305,976
Broadcom Incorporated	7,583	3,045,181
Cirrus Logic Incorporated †	2,702	216,430
Enphase Energy Incorporated †	1,771	241,865
Entegris Incorporated	200	18,524
First Solar Incorporated †	3,795	354,567
Inphi Corporation †	3,164	490,831
Intel Corporation	94,378	4,563,176
KLA Corporation	3,491	879,627
Lam Research Corporation	4,717	2,135,197
Maxim Integrated Products Incorporated	11,540	958,282
Microchip Technology Incorporated	4,706	632,439
Micron Technology Incorporated †	13,403	858,998
MKS Instruments Incorporated	2,901	400,280
Monolithic Power Systems Incorporated	1,851	592,246
NVIDIA Corporation	16,150	8,657,369
Qorvo Incorporated †	6,232	976,430
QUALCOMM Incorporated	36,133	5,317,694
Skyworks Solutions Incorporated	10,484	1,480,026
Solaredge Technologies Incorporated †	1,276	354,702
Teradyne Incorporated	13,533	1,493,231
Texas Instruments Incorporated	20,751	3,346,099
Xilinx Incorporated	1,933	281,348
		43,626,491

Software: 9.72%
2U Incorporated †	13,173	425,620
Adobe Incorporated †	14,210	6,799,059
ANSYS Incorporated †	1,146	387,417
Atlassian Corporation plc Class A †	2,076	467,204
Autodesk Incorporated †	5,421	1,519,127
Avalara Incorporated †	517	88,795
Cadence Design Systems Incorporated †	10,888	1,266,274
CDK Global Incorporated	22,720	1,088,288
Ceridian HCM Holding Incorporated †	2,211	213,185
Citrix Systems Incorporated	14,072	1,743,802
Coupa Software Incorporated †	353	116,105
DocuSign Incorporated †	8,281	1,887,074
Dynatrace Incorporated †	7,691	292,412
Everbridge Incorporated †	311	39,478
Fair Isaac Corporation †	1,348	637,307
FireEye Incorporated †	23,832	358,195
Five9 Incorporated †	8,217	1,275,278
Fortinet Incorporated †	8,615	1,061,626
Intuit Incorporated	6,805	2,395,496

11

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

	Shares	Value
Software (continued)
Manhattan Associates Incorporated †	4,352	$444,948
Microsoft Corporation	198,223	42,433,598
NortonLifeLock Incorporated	118,397	2,158,377
Nuance Communications Incorporated †	67,756	2,922,316
Oracle Corporation	57,591	3,324,153
Pegasystems Incorporated	6,712	878,467
RingCentral Incorporated Class A †	3,136	931,549
Salesforce.com Incorporated †	19,323	4,749,593
ServiceNow Incorporated †	4,855	2,595,240
Solarwinds Corporation †	4,164	95,272
Splunk Incorporated †	2,795	570,683
SS&C Technologies Holdings Incorporated	11,613	800,020
Synopsys Incorporated †	6,042	1,374,555
Teradata Corporation †	38,361	841,257
The Trade Desk Incorporated Class A †	263	236,981
Tyler Technologies Incorporated †	434	185,578
Workday Incorporated Class A †	933	209,729
Zoom Video Communications Incorporated †	3,815	1,824,943
Zscaler Incorporated †	4,021	626,271
		89,265,272

Technology Hardware, Storage & Peripherals: 6.01%
Apple Incorporated	441,623	52,575,208
HP Incorporated	105,005	2,302,760
NetApp Incorporated	6,266	334,040
		55,212,008

Materials: 2.85%
Chemicals: 1.98%
Air Products & Chemicals Incorporated	3,375	945,473
Ashland Global Holdings Incorporated	282	21,198
Cabot Corporation	25,965	1,075,211
Corteva Incorporated	29,650	1,136,188
Dow Incorporated	20,050	1,062,851
DuPont de Nemours Incorporated	11,583	734,826
Eastman Chemical Company	5,834	568,232
Ecolab Incorporated	1,074	238,589
Element Solutions Incorporated	123,620	1,707,192
FMC Corporation	8,974	1,041,074
Huntsman Corporation	30,809	763,139
Linde plc	8,397	2,153,159
LyondellBasell Industries NV Class A	1,215	103,397
PPG Industries Incorporated	2,260	331,700
RPM International Incorporated	11,129	979,463
Scotts Miracle-Gro Company Class A	9,409	1,653,820
The Chemours Company	80,853	1,967,153
The Mosaic Company	1,797	39,462
The Sherwin-Williams Company	2,184	1,632,824
		18,154,951

Construction Materials: 0.15%
Eagle Materials Incorporated	15,152	1,378,680

Containers & Packaging: 0.32%
Avery Dennison Corporation	356	53,165
Ball Corporation	2,895	277,949
Berry Global Group Incorporated †	6,502	344,606
Crown Holdings Incorporated †	12,085	1,139,011
Graphic Packaging Holding Company	21,131	323,727

12

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Containers & Packaging (continued)
Silgan Holdings Incorporated	23,779	$803,730
		2,942,188

Metals & Mining: 0.40%
Freeport-McMoRan Incorporated	54,448	1,273,539
Newmont Corporation	6,633	390,153
Nucor Corporation	2,264	121,577
Reliance Steel & Aluminum Company	10,906	1,284,727
Steel Dynamics Incorporated	17,852	646,421
		3,716,417

Real Estate: 3.41%
Equity REITs: 3.20%
Alexandria Real Estate Equities Incorporated	1,935	316,818
American Homes 4 Rent Class A	36,822	1,057,528
American Tower Corporation	12,977	3,000,282
Americold Realty Trust	12,510	426,966
Brandywine Realty Trust	29,969	333,555
Brixmor Property Group Incorporated	42,893	654,976
Brookfield Property REIT Incorporated Class A	38,992	611,005
CoreSite Realty Corporation	4,266	534,914
Corporate Office Properties Trust	14,767	393,245
Crown Castle International Corporation	14,481	2,426,581
CubeSmart	1,314	42,744
CyrusOne Incorporated	5,291	369,894
Digital Realty Trust Incorporated	6,821	919,130
Duke Realty Corporation	25,738	979,588
Equinix Incorporated	4,069	2,839,308
Equity Commonwealth	3,068	81,333
Equity Lifestyle Properties Incorporated	9,792	573,713
Extra Space Storage Incorporated	329	37,088
First Industrial Realty Trust Incorporated	13,804	578,112
Gaming and Leisure Properties Incorporated	31,727	1,317,940
Highwoods Properties Incorporated	7,444	285,105
Invitation Homes Incorporated	18,916	540,619
Iron Mountain Incorporated	38,418	1,056,495
Kimco Realty Corporation	20,838	300,901
Lamar Advertising Company Class A	2,295	182,705
Life Storage Incorporated	5,755	631,439
Mid-America Apartment Communities Incorporated	3,475	438,406
Outfront Media Incorporated	7,521	142,448
Prologis Incorporated	18,141	1,815,007
Rayonier Incorporated	39,218	1,104,771
SBA Communications Corporation	5,987	1,719,347
Simon Property Group Incorporated	4,504	371,895
Sun Communities Incorporated	72	10,008
Taubman Centers Incorporated	15,684	670,020
VICI Properties Incorporated	13,819	349,483
Weingarten Realty Investors	3,283	68,648
Weyerhaeuser Company	77,294	2,244,618
		29,426,635

Real Estate Management & Development: 0.21%
CBRE Group Incorporated Class A †	28,302	1,730,384
Jones Lang LaSalle Incorporated	1,343	177,665
		1,908,049

13

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio

			Shares	Value
Utilities: 2.29%
Electric Utilities: 1.26%
Alliant Energy Corporation			14,560	$765,856
American Electric Power Company Incorporated			4,405	373,940
Avangrid Incorporated			285	13,264
Duke Energy Corporation			7,298	676,233
Entergy Corporation			4,828	525,528
Evergy Incorporated			6,035	334,399
Eversource Energy			11,584	1,013,716
Exelon Corporation			5,145	211,305
NextEra Energy Incorporated			53,832	3,961,497
NRG Energy Incorporated			6,279	205,637
PG&E Corporation †			34,076	432,765
PPL Corporation			32,630	927,345
The Southern Company			20,077	1,201,608
Xcel Energy Incorporated			13,908	936,843
				11,579,936

Gas Utilities: 0.08%
National Fuel Gas Company			17,972	739,907

Independent Power & Renewable Electricity Producers: 0.06%
AES Corporation			27,214	556,254

Multi-Utilities: 0.76%
Ameren Corporation			6,643	516,693
CMS Energy Corporation			8,078	497,120
Dominion Energy Incorporated			17,115	1,343,356
DTE Energy Company			4,902	616,721
MDU Resources Group Incorporated			62,521	1,559,274
Public Service Enterprise Group Incorporated			11,551	673,192
Sempra Energy			4,530	577,484
WEC Energy Group Incorporated			12,085	1,147,471
				6,931,311

Water Utilities: 0.13%
American Water Works Company Incorporated			7,807	1,197,438

Total Common Stocks (Cost $715,087,448)				889,143,429

		Yield
Short-Term Investments: 2.78%
Investment Companies: 2.78%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.02%	25,517,220	25,517,220

Total Short-Term Investments (Cost $25,517,220)				25,517,220

Total investments in securities (Cost $740,604,668)	99.57%			914,660,649
Other assets and liabilities, net	0.43			3,940,634

Total net assets	100.00%			$918,601,283

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

14

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

Abbreviations:

REIT	Real estate investment trust

15

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	156	12-18-2020	$26,829,725	$28,260,960	$1,431,235	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$37,548,710	$263,606,145	$(275,637,635)	$0	$0	$25,517,220	2.78%	25,517,220	$45,991

Wells Fargo Factor Enhanced U.S. Large Cap Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$96,340,209	$0	$0	$96,340,209
Consumer discretionary	98,149,513	0	0	98,149,513
Consumer staples	57,646,758	0	0	57,646,758
Energy	18,484,753	0	0	18,484,753
Financials	92,970,421	0	0	92,970,421
Health care	120,874,296	0	0	120,874,296
Industrials	76,399,962	0	0	76,399,962
Information technology	249,745,751	0	0	249,745,751
Materials	26,192,236	0	0	26,192,236
Real estate	31,334,684	0	0	31,334,684
Utilities	21,004,846	0	0	21,004,846
Short-term investments
Investment companies	25,517,220	0	0	25,517,220

	914,660,649	0	0	914,660,649
Futures contracts	1,431,235	0	0	1,431,235

Total assets	$916,091,884	$0	$0	$916,091,884

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

As of November 30, 2020, the Portfolio had segregated $1,205,073 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 97.17%

Communication Services : 6.78%

Diversified Telecommunication Services : 2.35%
AT&T Incorporated	6,823	$196,161
Verizon Communications Incorporated	6,366	384,570
		580,731

Entertainment : 1.26%
Activision Blizzard Incorporated	21	1,669
Take-Two Interactive Software Incorporated †	719	129,787
The Walt Disney Company	1,215	179,832
		311,288

Interactive Media & Services : 0.15%
Alphabet Incorporated Class C †	21	36,976

Media : 1.26%
Charter Communications Incorporated Class A †	130	84,759
Comcast Corporation Class A	2,913	146,349
Discovery Incorporated Class A †	710	19,106
Fox Corporation Class A	220	6,345
Omnicom Group Incorporated	442	27,846
Sirius XM Holdings Incorporated	4,251	27,589
		311,994

Wireless Telecommunication Services : 1.76%
T-Mobile US Incorporated †	3,260	433,384

Consumer Discretionary : 6.99%

Automobiles : 0.03%
General Motors Company	164	7,190

Distributors : 0.10%
Genuine Parts Company	244	24,002

Hotels, Restaurants & Leisure : 2.27%
Aramark	194	6,790
Domino’s Pizza Incorporated	23	9,029
McDonald’s Corporation	1,753	381,172
Starbucks Corporation	1,676	164,282
		561,273

Household Durables : 0.18%
Garmin Limited	389	45,420

Internet & Direct Marketing Retail : 0.12%
eBay Incorporated	569	28,695

Multiline Retail : 1.34%
Dollar General Corporation	801	175,083
Dollar Tree Incorporated †	643	70,241
Target Corporation	483	86,713
		332,037

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

	Shares	Value
Specialty Retail : 2.51%
Advance Auto Parts Incorporated	29	$4,283
AutoZone Incorporated †	94	106,939
Best Buy Company Incorporated	70	7,616
Burlington Stores Incorporated †	62	13,549
O’Reilly Automotive Incorporated †	162	71,675
Ross Stores Incorporated	427	45,911
The Home Depot Incorporated	779	216,102
The TJX Companies Incorporated	2,426	154,075
		620,150

Textiles, Apparel & Luxury Goods : 0.44%
Nike Incorporated Class B	762	102,641
Ralph Lauren Corporation	59	5,059
		107,700

Consumer Staples : 11.72%

Beverages : 3.08%
Brown-Forman Corporation Class B	327	26,376
Molson Coors Brewing Company Class B	141	6,486
Monster Beverage Corporation †	124	10,513
PepsiCo Incorporated	2,639	380,623
The Coca-Cola Company	6,543	337,619
		761,617

Food & Staples Retailing : 1.13%
Costco Wholesale Corporation	55	21,547
The Kroger Company	2,097	69,201
Walmart Incorporated	1,229	187,779
		278,527

Food Products : 4.18%
Archer Daniels Midland Company	455	22,645
Bunge Limited	126	7,420
Campbell Soup Company	1,139	56,973
General Mills Incorporated	738	44,885
Hormel Foods Corporation	4,616	217,783
Ingredion Incorporated	188	14,504
Kellogg Company	1,911	122,132
McCormick & Company Incorporated	559	104,522
Mondelez International Incorporated Class A	1,767	101,514
The Hershey Company	1,804	266,794
The J.M. Smucker Company	516	60,475
Tyson Foods Incorporated Class A	198	12,910
		1,032,557

Household Products : 3.02%
Church & Dwight Company Incorporated	926	81,275
Colgate-Palmolive Company	1,244	106,536
Kimberly-Clark Corporation	772	107,547
The Clorox Company	663	134,562
The Procter & Gamble Company	2,276	316,068
		745,988

Tobacco : 0.31%
Altria Group Incorporated	1,245	49,588

2

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Tobacco (continued)
Philip Morris International Incorporated	371	$28,103
		77,691

Energy : 0.93%

Energy Equipment & Services : 0.03%
National Oilwell Varco Incorporated	316	3,874
Schlumberger Limited	120	2,495
		6,369

Oil, Gas & Consumable Fuels : 0.90%
Cabot Oil & Gas Corporation	1,148	20,113
Cheniere Energy Incorporated †	426	24,150
Chevron Corporation	96	8,369
ConocoPhillips	68	2,690
Exxon Mobil Corporation	2,553	97,346
Kinder Morgan Incorporated	2,999	43,126
Phillips 66	339	20,537
Valero Energy Corporation	132	7,098
		223,429

Financials : 10.78%

Banks : 0.37%
East West Bancorp Incorporated	155	6,622
M&T Bank Corporation	146	17,008
Regions Financial Corporation	272	4,153
Signature Bank	60	6,731
US Bancorp	1,205	52,068
Zions Bancorporation	100	3,859
		90,441

Capital Markets : 1.70%
Ameriprise Financial Incorporated	55	10,188
BlackRock Incorporated	13	9,079
Cboe Global Markets Incorporated	720	65,750
CME Group Incorporated	689	120,596
Intercontinental Exchange Incorporated	1,242	131,043
MarketAxess Holdings Incorporated	25	13,480
Morgan Stanley	27	1,669
S&P Global Incorporated	43	15,127
SEI Investments Company	438	23,105
T. Rowe Price Group Incorporated	122	17,496
The NASDAQ Incorporated	107	13,695
		421,228

Diversified Financial Services : 0.08%
Berkshire Hathaway Incorporated Class B †	30	6,867
Equitable Holdings Incorporated	457	11,599
		18,466

Insurance : 8.59%
Alleghany Corporation	66	37,963
Aon plc Class A	895	183,377
Arch Capital Group Limited †	2,304	74,177
Arthur J. Gallagher & Company	1,337	154,303

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

	Shares	Value
Insurance (continued)
Assurant Incorporated	116	$14,978
Athene Holding Limited Class A †	46	2,040
Brown & Brown Incorporated	2,656	119,600
Chubb Limited	1,553	229,580
Cincinnati Financial Corporation	221	16,873
Erie Indemnity Company Class A	78	17,598
Everest Reinsurance Group Limited	731	166,178
Globe Life Incorporated	82	7,634
Markel Corporation †	64	62,325
Marsh & McLennan Companies Incorporated	1,663	190,646
Reinsurance Group of America Incorporated	71	8,185
RenaissanceRe Holdings Limited	727	119,693
The Allstate Corporation	1,974	202,039
The Hartford Financial Services Group Incorporated	1,621	71,648
The Progressive Corporation	1,452	126,484
The Travelers Companies Incorporated	784	101,646
W.R. Berkley Corporation	2,344	152,665
Willis Towers Watson plc	307	63,914
		2,123,546

Mortgage REITs : 0.04%
AGNC Investment Corporation	481	7,350
Annaly Capital Management Incorporated	440	3,520
		10,870

Health Care : 15.05%

Biotechnology : 3.71%
AbbVie Incorporated	110	11,504
Alexion Pharmaceuticals Incorporated †	13	1,587
Amgen Incorporated	299	66,390
Biogen Incorporated †	89	21,375
BioMarin Pharmaceutical Incorporated †	203	15,976
Gilead Sciences Incorporated	4,189	254,147
Incyte Corporation †	332	28,067
Regeneron Pharmaceuticals Incorporated †	509	262,659
Vertex Pharmaceuticals Incorporated †	1,122	255,536
		917,241

Health Care Equipment & Supplies : 4.14%
Abbott Laboratories	749	81,057
Baxter International Incorporated	1,777	135,176
Becton Dickinson & Company	205	48,142
Danaher Corporation	1,021	229,347
Dentsply Sirona Incorporated	210	10,687
Edwards Lifesciences Corporation †	43	3,607
Medtronic plc	2,568	291,982
ResMed Incorporated	26	5,450
Stryker Corporation	633	147,742
The Cooper Companies Incorporated	191	64,027
West Pharmaceutical Services Incorporated	11	3,027
Zimmer Biomet Holdings Incorporated	15	2,237
		1,022,481

Health Care Providers & Services : 1.71%
AmerisourceBergen Corporation	140	14,435
Anthem Incorporated	377	117,443
CVS Health Corporation	78	5,288
Humana Incorporated	245	98,127
Molina Healthcare Incorporated †	29	5,920

4

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	464	$156,062
Universal Health Services Incorporated Class B	197	25,724
		422,999

Health Care Technology : 0.12%
Cerner Corporation	407	30,460

Pharmaceuticals : 5.37%
Bristol-Myers Squibb Company	1,315	82,056
Eli Lilly & Company	1,840	267,996
Jazz Pharmaceuticals plc †	36	5,066
Johnson & Johnson	2,203	318,730
Merck & Company Incorporated	4,198	337,477
Perrigo Company plc	35	1,688
Pfizer Incorporated	5,608	214,842
Viatris Incorporated †	695	11,690
Zoetis Incorporated	545	87,407
		1,326,952

Industrials : 7.32%

Aerospace & Defense : 1.31%
Huntington Ingalls Industries Incorporated	73	11,694
L3Harris Technologies Incorporated	529	101,563
Lockheed Martin Corporation	513	187,245
Northrop Grumman Corporation	78	23,576
Teledyne Technologies Incorporated †	2	756
		324,834

Air Freight & Logistics : 0.85%
C.H. Robinson Worldwide Incorporated	2,159	202,881
Expeditors International of Washington Incorporated	99	8,848
		211,729

Airlines : 0.01%
Southwest Airlines Company	56	2,595

Building Products : 0.11%
Carrier Global Corporation	495	18,845
Masco Corporation	149	7,997
		26,842

Commercial Services & Supplies : 3.77%
Republic Services Incorporated	3,459	334,554
Waste Connections Incorporated	2,594	269,724
Waste Management Incorporated	2,743	326,774
		931,052

Industrial Conglomerates : 0.32%
Honeywell International Incorporated	385	78,509

Machinery : 0.27%
Cummins Incorporated	29	6,704
Dover Corporation	21	2,563
Illinois Tool Works Incorporated	131	27,653

5

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

	Shares	Value
Machinery (continued)
Otis Worldwide Corporation	243	$16,266
PACCAR Incorporated	92	8,010
Pentair plc	66	3,420
Snap-on Incorporated	11	1,934
		66,550

Professional Services : 0.43%
Robert Half International Incorporated	477	30,614
Verisk Analytics Incorporated	380	75,358
		105,972

Road & Rail : 0.25%
AMERCO	53	21,954
J.B. Hunt Transport Services Incorporated	166	22,456
Knight-Swift Transportation Holdings Incorporated	96	3,964
Old Dominion Freight Line Incorporated	66	13,422
		61,796

Information Technology : 22.53%

Communications Equipment : 1.65%
Cisco Systems Incorporated	3,718	159,948
Juniper Networks Incorporated	1,438	31,305
Motorola Solutions Incorporated	1,255	215,270
		406,523

Electronic Equipment, Instruments & Components : 1.80%
Amphenol Corporation Class A	1,187	155,271
Arrow Electronics Incorporated †	609	55,815
CDW Corporation of Delaware	88	11,483
FLIR Systems Incorporated	559	21,376
Keysight Technologies Incorporated †	1,572	188,703
TE Connectivity Limited	104	11,853
		444,501

IT Services : 12.37%
Accenture plc Class A	1,531	381,357
Akamai Technologies Incorporated †	1,123	116,242
Automatic Data Processing Incorporated	796	138,408
Black Knight Incorporated †	2,426	222,270
Booz Allen Hamilton Holding Corporation	1,070	92,865
Broadridge Financial Solutions Incorporated	619	90,919
Cognizant Technology Solutions Corporation Class A	1,763	137,743
Fidelity National Information Services Incorporated	1,514	224,693
Fiserv Incorporated †	1,604	184,749
FleetCor Technologies Incorporated †	186	49,329
International Business Machines Corporation	694	85,723
Jack Henry & Associates Incorporated	1,339	215,392
Leidos Holdings Incorporated	260	26,182
MasterCard Incorporated Class A	598	201,233
Paychex Incorporated	3,128	291,373
The Western Union Company	7,423	167,463
VeriSign Incorporated †	421	84,503
Visa Incorporated Class A	1,643	345,605
		3,056,049

6

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Semiconductors & Semiconductor Equipment : 0.59%
Applied Materials Incorporated	16	$1,320
Broadcom Incorporated	113	45,379
Intel Corporation	511	24,707
KLA Corporation	18	4,535
QUALCOMM Incorporated	18	2,649
Texas Instruments Incorporated	424	68,370
		146,960

Software : 5.96%
Adobe Incorporated †	552	264,115
CDK Global Incorporated	758	36,308
Citrix Systems Incorporated	2,004	248,336
Intuit Incorporated	172	60,547
Microsoft Corporation	1,720	368,200
NortonLifeLock Incorporated	1,227	22,368
Oracle Corporation	3,265	188,456
Palo Alto Networks Incorporated †	88	25,865
SS&C Technologies Holdings Incorporated	63	4,340
Tyler Technologies Incorporated †	595	254,422
		1,472,957

Technology Hardware, Storage & Peripherals : 0.16%
Apple Incorporated	336	40,001

Materials : 2.39%

Chemicals : 1.00%
Air Products & Chemicals Incorporated	229	64,152
Celanese Corporation Series A	61	7,889
Eastman Chemical Company	25	2,435
Ecolab Incorporated	641	142,398
FMC Corporation	45	5,220
Linde plc	11	2,821
LyondellBasell Industries NV Class A	36	3,064
RPM International Incorporated	85	7,481
The Sherwin-Williams Company	15	11,214
		246,674

Containers & Packaging : 0.24%
Amcor plc	3,698	41,898
Crown Holdings Incorporated †	162	15,269
Packaging Corporation of America	22	2,860
		60,027

Metals & Mining : 1.15%
Newmont Corporation	4,551	267,690
Steel Dynamics Incorporated	472	17,091
		284,781

Real Estate : 4.63%

Equity REITs : 4.57%
American Tower Corporation	834	192,821
AvalonBay Communities Incorporated	302	50,310
Camden Property Trust	862	85,191
Crown Castle International Corporation	979	164,051
Duke Realty Corporation	196	7,460

7

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

		Shares	Value
Equity REITs (continued)
Equinix Incorporated		39	$27,214
Equity Lifestyle Properties Incorporated		58	3,398
Equity Residential		2,005	116,130
Essex Property Trust Incorporated		245	60,241
Extra Space Storage Incorporated		721	81,278
Iron Mountain Incorporated		46	1,265
Medical Properties Trust Incorporated		311	6,033
Mid-America Apartment Communities Incorporated		493	62,197
Public Storage Incorporated		993	222,889
SBA Communications Corporation		105	30,154
UDR Incorporated		465	17,889
Vornado Realty Trust		26	1,012
			1,129,533

Real Estate Management & Development : 0.06%
Jones Lang LaSalle Incorporated		114	15,081

Utilities : 8.05%

Electric Utilities : 5.68%
Alliant Energy Corporation		555	29,193
American Electric Power Company Incorporated		1,004	85,230
Duke Energy Corporation		2,647	245,271
Evergy Incorporated		1,014	56,186
Eversource Energy		648	56,706
NextEra Energy Incorporated		5,576	410,338
NRG Energy Incorporated		342	11,201
PPL Corporation		155	4,405
The Southern Company		4,240	253,764
Xcel Energy Incorporated		3,711	249,973
			1,402,267

Multi-Utilities : 2.30%
Ameren Corporation		55	4,278
CMS Energy Corporation		954	58,709
Consolidated Edison Incorporated		2,938	224,023
Dominion Energy Incorporated		1,237	97,092
Public Service Enterprise Group Incorporated		50	2,914
WEC Energy Group Incorporated		1,918	182,114
			569,130

Water Utilities : 0.07%
American Water Works Company Incorporated		116	17,791

Total Common Stocks (Cost $22,057,621)			24,013,856

	Yield
Short-Term Investments : 2.21%

Investment Companies : 2.21%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02%	545,779	545,779

Total Short-Term Investments (Cost $545,779)			545,779

8

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

		Value
Total investments in securities (Cost $22,603,400)	99.38%	$24,559,635
Other assets and liabilities, net	0.62	152,097

Total net assets	100.00%	$24,711,732

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust

9

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	150	12-18-2020	$513,006	$543,480	$30,474	$0

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$0	$26,495,700	$(25,949,921)	$0	$0	$545,779	2.21%	545,779	$405

Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,674,373	$0	$0	$1,674,373
Consumer discretionary	1,726,467	0	0	1,726,467
Consumer staples	2,896,380	0	0	2,896,380
Energy	229,798	0	0	229,798
Financials	2,664,551	0	0	2,664,551
Health care	3,720,133	0	0	3,720,133
Industrials	1,809,879	0	0	1,809,879
Information technology	5,566,991	0	0	5,566,991
Materials	591,482	0	0	591,482
Real estate	1,144,614	0	0	1,144,614
Utilities	1,989,188	0	0	1,989,188
Short-term investments
Investment companies	545,779	0	0	545,779

	24,559,635	0	0	24,559,635
Futures contracts	30,474	0	0	30,474

Total assets	$24,590,109	$0	$0	$24,590,109

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the period from July 1, 2020 (commencement of operations) to November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Common Stocks: 96.50%
Communication Services: 2.29%
Diversified Telecommunication Services: 0.58%
ATN International Incorporated	1,112	$54,421
Bandwidth Incorporated Class A †	2,029	307,962
Cogent Communications Group Incorporated	3,568	207,444
Consolidated Communications Holdings Incorporated †	11,927	66,791
IDT Corporation Class B †	10,341	123,265
Intelsat SA †	4,785	2,272
Iridium Communications Incorporated †	10,464	335,790
Ooma Incorporated †	5,621	87,744
ORBCOMM Incorporated †	4,171	23,858
Vonage Holdings Corporation †	16,424	211,213
		1,420,760

Entertainment: 0.09%
Akazoo SA †(a)‡	5,400	6,480
Gaia Incorporated †	16,195	161,464
LiveXLive Media Incorporated †	18,259	45,648
		213,592

Interactive Media & Services: 0.37%
Actua Corporation †(a)‡	9,483	474
CarGurus Incorporated †	9,590	240,230
Cars.com Incorporated †	15,556	173,761
DHI Group Incorporated †	8,568	16,451
EverQuote Incorporated Class A †	2,357	88,765
QuinStreet Incorporated †	6,920	123,487
Yelp Incorporated †	7,955	254,083
		897,251

Media: 1.14%
AMC Networks Incorporated Class A †	9,901	326,436
Cardlytics Incorporated †	2,123	251,958
ComScore Incorporated †	39,412	100,501
Fluent Incorporated †	15,884	54,641
Gray Television Incorporated †	21,080	372,273
IMAX Corporation †	5,127	76,033
Liberty Latin America Limited Class A †	4,693	53,266
Meredith Corporation	4,316	87,831
MSG Networks Incorporated Class A †	38,091	462,425
Techtarget †	7,605	399,263
Tegna Incorporated	21,858	314,974
Tribune Publishing Company	16,290	196,783
TrueCar Incorporated †	9,399	38,348
WideOpenWest Incorporated †	5,923	48,509
		2,783,241

Wireless Telecommunication Services: 0.11%
Boingo Wireless Incorporated †	423	5,985
Gogo Incorporated †	525	5,534
NII Holdings Incorporated (a)‡	14,979	31,456
Shenandoah Telecommunications Company	4,981	221,356
		264,331

Consumer Discretionary: 13.11%
Auto Components: 1.54%
Adient plc †	17,455	546,167
Cooper Tire & Rubber Company	9,718	386,096
Dana Incorporated	31,133	524,280

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Auto Components (continued)
Dorman Products Incorporated †	2,323	$214,576
Fox Factory Holding Corporation †	4,467	389,835
Gentherm Incorporated †	5,894	335,133
LCI Industries	2,932	368,787
Modine Manufacturing Company †	5,308	57,963
Motorcar Parts of America Incorporated †	1,343	27,021
Standard Motor Products Incorporated	4,343	201,037
The Goodyear Tire & Rubber Company	16,248	169,304
Visteon Corporation †	2,423	292,820
Xpel Incorporated †	6,428	243,493
		3,756,512

Automobiles: 0.08%
Winnebago Industries Incorporated	3,545	187,637

Distributors: 0.08%
Core Mark Holding Company Incorporated	6,304	196,622

Diversified Consumer Services: 0.58%
Adtalem Global Education Incorporated †	5,457	156,234
American Public Education Incorporated †	4,646	144,212
Collectors Universe Incorporated	906	69,898
K12 Incorporated †	4,490	104,752
Laureate Education Incorporated Class A †	8,209	116,568
Perdoceo Education Corporation †	22,354	253,494
Strategic Education Incorporated	2,546	239,044
Universal Technical Institute Incorporated †	3,094	20,297
WW International Incorporated †	10,130	298,936
		1,403,435

Hotels, Restaurants & Leisure: 3.71%
Bally’s Corporation	1,847	82,062
Biglari Holdings Incorporated Class A †	68	38,964
Biglari Holdings Incorporated Class B †	484	54,208
BJ’s Restaurants Incorporated	2,273	75,077
Bloomin’ Brands Incorporated	14,273	249,778
Bluegreen Vacations Corporation	3,794	24,130
Boyd Gaming Corporation	7,089	272,856
Brinker International Incorporated	7,068	354,177
Caesars Entertainment Incorporated †	14,456	984,743
Carrols Restaurant Group Incorporated †	7,407	50,368
Churchill Downs Incorporated	3,059	550,375
Chuy’s Holding Incorporated †	2,207	52,306
Cracker Barrel Old Country Store Incorporated	2,527	352,719
Denny’s Corporation †	6,495	74,757
Dine Brands Global Incorporated	3,597	226,503
El Pollo Loco Holdings Incorporated †	11,197	175,457
Fiesta Restaurant Group Incorporated †	4,332	50,901
GAN Limited †	3,868	62,855
Golden Entertainment Incorporated †	667	11,106
Hilton Grand Vacations Incorporated †	12,856	356,625
International Game Technology	16,764	211,059
Jack in the Box Incorporated	2,989	274,958
Marriott Vacations Worldwide Corporation	4,234	539,115
Monarch Casino & Resort Incorporated †	2,485	137,222
Noodles & Company †	6,585	52,351
Papa John’s International Incorporated	5,886	472,999
Penn National Gaming Incorporated †	14,460	1,012,200
RCI Hospitality Holdings Incorporated	7,416	218,846
Red Rock Resorts Incorporated Class A	10,268	223,278
Ruth’s Chris Steak House Incorporated	4,628	72,058
Scientific Games Corporation †	7,926	295,481
SeaWorld Entertainment Incorporated †	4,306	120,137
Shake Shack Incorporated Class A †	1,818	148,458

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Texas Roadhouse Incorporated	7,606	$576,535
The Cheesecake Factory Incorporated	2,532	94,899
Wingstop Incorporated	3,916	498,546
		9,048,109

Household Durables: 2.08%
Beazer Homes Incorporated †	8,952	132,579
Cavco Industries Incorporated †	764	137,528
Century Communities Incorporated †	4,836	215,202
GoPro Incorporated Class A †	14,469	101,138
Green Brick Partners Incorporated †	7,328	159,531
Hamilton Beach Brand Class A	8,475	159,161
Helen of Troy Limited †	2,065	417,109
Installed Building Products Incorporated †	2,111	208,609
iRobot Corporation †	2,094	164,232
KB Home Incorporated	10,761	378,787
La-Z-Boy Incorporated	1,455	53,893
LGI Homes Incorporated †	2,465	266,343
M/I Homes Incorporated †	6,837	310,742
MDC Holdings Incorporated	5,848	282,283
Meritage Corporation †	4,397	396,390
Skyline Champion Corporation †	4,712	144,800
Taylor Morrison Home Corporation †	10,226	258,513
TopBuild Corporation †	3,029	527,743
TRI Pointe Homes Incorporated †	20,272	354,355
Tupperware Brands Corporation †	7,486	251,904
Turtle Beach Corporation †	4,275	79,900
Universal Electronics Incorporated †	1,394	73,408
		5,074,150

Internet & Direct Marketing Retail: 0.56%
1-800-Flowers.com Incorporated Class A †	8,285	194,200
CarParts.com Incorporated †	12,441	187,486
Lands’End Incorporated †	4,543	113,302
Overstock.com Incorporated	5,833	393,669
PetMed Express Incorporated	5,095	156,417
Quotient Technology Incorporated †	1,668	12,427
Shutterstock Incorporated	1,746	120,055
Stitch Fix Incorporated Class A †	4,643	188,042
		1,365,598

Leisure Products: 0.52%
Escalade Incorporated	2,150	41,431
Johnson Outdoors Incorporated Class A	422	35,279
Malibu Boats Incorporated Class A †	3,054	174,047
Mastercraft Boat Holdings Incorporated †	1,304	28,245
Nautilus Group Incorporated †	10,273	216,760
Smith & Wesson Brands Incorporated	5,134	80,912
Sturm, Ruger & Company Incorporated	1,804	110,477
Vista Outdoor Incorporated †	10,882	224,496
YETI Holdings Incorporated †	5,657	357,353
		1,269,000

Multiline Retail: 0.26%
Big Lots Stores Incorporated	10,970	566,820
Macy’s Incorporated	6,776	69,183
		636,003

Specialty Retail: 2.70%
America’s Car-Mart Incorporated †	1,686	176,187

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Specialty Retail (continued)
Asbury Automotive Group Incorporated †	3,422	$385,899
Bed Bath & Beyond Incorporated	9,531	199,770
Boot Barn Holdings Incorporated †	1,691	69,771
Camping World Holdings Incorporated Class A	6,840	209,646
Envela Corporation †	24,840	114,761
GameStop Corporation Class A †	6,011	99,542
Group 1 Automotive Incorporated	3,536	420,112
Haverty Furniture Companies Incorporated	1,288	35,059
Hibbett Sports Incorporated †	1,606	66,103
Lithia Motors Incorporated Class A	2,502	723,829
Lumber Liquidators Holdings Incorporated †	6,452	186,334
MarineMax Incorporated †	9,756	320,387
Murphy USA Incorporated	3,847	493,185
National Vision Holdings Incorporated †	4,470	191,361
OneWater Marine Incorporated Class A †	5,128	143,379
Rent-A-Center Incorporated	12,557	424,678
Restoration Hardware Incorporated †	1,391	630,346
Sally Beauty Holdings Incorporated †	22,937	263,776
Shoe Carnival Incorporated	619	22,637
Sleep Number Corporation †	3,644	252,857
Sonic Automotive Incorporated Class A	5,442	219,748
Sportsman’s Warehouse Holdings Incorporated †	11,845	165,001
The Buckle Incorporated	3,995	107,146
The Michaels Companies Incorporated †	20,258	200,352
The ODP Corporation	10,527	301,809
Urban Outfitters Incorporated †	1,365	37,374
Winmark Corporation	398	71,640
Zumiez Incorporated †	867	32,157
		6,564,846

Textiles, Apparel & Luxury Goods: 1.00%
Crocs Incorporated †	7,835	461,403
Deckers Outdoor Corporation †	3,096	788,211
G-III Apparel Group Limited †	10,082	205,370
Kontoor Brands Incorporated	8,329	347,069
Lakeland Industries Incorporated †	8,463	167,737
Rocky Brands Incorporated	1,512	43,848
Steven Madden Limited	2,539	79,902
Superior Uniform Group Incorporated	7,849	170,637
Wolverine World Wide Incorporated	5,659	163,319
		2,427,496

Consumer Staples: 2.66%
Beverages: 0.30%
Celsius Holdings Incorporated †	3,851	124,195
Coca Cola Bottling Corporation	688	180,043
MGP Ingredients Incorporated	90	3,925
National Beverage Corporation	2,717	266,348
NewAge Incorporated †	9,503	32,595
Primo Water Corporation	7,461	112,139
		719,245

Food & Staples Retailing: 0.35%
Ingles Markets Incorporated Class A	2,575	96,794
Performance Food Group Company †	8,657	375,541
Pricesmart Incorporated	975	79,248
SpartanNash Company	3,697	69,799
The Andersons Incorporated	1,616	36,732
United Natural Foods Incorporated †	8,060	139,035
Weis Markets Incorporated	1,136	54,108
		851,257

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Food Products: 1.25%
B&G Foods Incorporated	12,444	$344,574
Cal-Maine Foods Incorporated †	3,329	130,264
Darling Ingredients Incorporated †	20,168	973,711
Dean Foods Company †	6,343	241
Freshpet Incorporated †	3,429	469,362
Hostess Brands Incorporated †	8,073	109,389
John B. Sanfilippo & Son Incorporated	3,353	248,826
Lancaster Colony Corporation	2,019	341,877
Sanderson Farms Incorporated	1,138	155,599
Seneca Foods Corporation Class A †	6,519	273,016
		3,046,859

Household Durables: 0.10%
Aarons Holdings Company	3,847	242,092

Household Products: 0.17%
Central Garden & Pet Company †	4,542	181,862
Central Garden & Pet Company Class A †	1,766	65,148
WD-40 Company	651	165,556
		412,566

Personal Products: 0.43%
Bellring Brands Incorporated Class A †	3,337	68,075
e.l.f. Beauty Incorporated †	1,753	38,110
Edgewell Personal Care Company †	5,876	204,191
Lifevantage Corporation †	9,044	96,138
Medifast Incorporated	1,819	371,331
USANA Health Sciences Incorporated †	3,712	279,068
		1,056,913

Tobacco: 0.06%
Turning Point Brands Incorporated	317	12,369
Universal Corporation	117	5,325
Vector Group Limited	11,344	127,507
		145,201

Energy: 2.27%
Energy Equipment & Services: 0.71%
Archrock Incorporated	10,274	79,829
Aspen Aerogels Incorporated †	2,105	29,723
Bristow Group Incorporated †	925	20,581
Cactus Incorporated Class A	13,905	322,596
ChampionX Corporation †	4,555	54,113
DMC Global Incorporated	2,656	108,498
Dril-Quip Incorporated †	75	2,132
Helix Energy Solutions Group Incorporated †	68,713	258,361
Liberty Oilfield Services Class A	7,398	68,801
Matrix Service Company †	2,689	25,761
National Energy Services Reunited Corporation †	27,425	239,695
Newpark Resources Incorporated †	9,375	14,063
ProPetro Holding Corporation †	55,658	321,147
Seacor Holdings Incorporated †	3,694	122,715
Solaris Oilfield Infrastructure Incorporated Class A	8,768	58,921
		1,726,936

Oil, Gas & Consumable Fuels: 1.56%
Adams Resources & Energy Incorporated	5,629	149,169
Antero Resources Corporation †	7,888	30,921
Arch Resources Incorporated	1,758	58,788
Ardmore Shipping Corporation	12,969	42,927

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Bonanza Creek Energy Incorporated †	2,024	$44,670
Clean Energy Fuels Corporation †	36,779	167,344
CNX Resources Corporation †	14,516	136,596
CVR Energy Incorporated	2,081	29,425
Diamond S Shipping Incorporated †	5,259	36,182
Dorian LPG Limited †	22,618	247,215
Earthstone Energy Incorporated Class A †	94,378	356,749
Evolution Petroleum Corporation	44,980	136,739
Falcon Minerals Corporation	41,173	94,698
Goodrich Petroleum Corporation †	8,783	101,531
Green Plains Renewable Energy Incorporated †	5,950	87,941
Gulfport Energy Corporation †	675,205	67,588
International Seaways Incorporated	2,617	44,201
Matador Resources Company †	3,152	32,087
Penn Virginia Corporation †	73,185	660,129
Range Resources Corporation	24,525	179,033
Renewable Energy Group Incorporated †	10,643	618,145
Southwestern Energy Company †	53,182	165,396
Talos Energy Incorporated †	1,336	11,436
W&T Offshore Incorporated †	10,315	20,217
Whiting Petroleum Corporation †	29	657
World Fuel Services Corporation	10,298	292,669
		3,812,453

Financials: 14.15%
Banks: 6.36%
1st Source Corporation	2,502	93,375
Altabank Corporation	3,490	95,626
Amalgamated Bank of New York Class A	358	4,554
Ameris Bancorp	2,505	85,195
Arrow Financial Corporation	1,244	37,021
Atlantic Capital Bancshares †	2,967	41,657
Atlantic Union Bankshares Corporation	1,896	56,709
Banc of California Incorporated	3,593	47,787
BancFirst Corporation	1,865	101,139
BancorpSouth Bank	8,355	211,799
Bank of N.T. Butterfield & Son Limited	9,688	306,722
Bank7 Corporation	9,166	111,459
BankFinancial Corporation	3,273	26,413
BankUnited Incorporated	11,848	337,786
Bankwell Financial Group Incorporated	706	12,920
Banner Corporation	2,693	111,302
Baycom Corporation †	1,136	16,358
Bridge Bancorp Incorporated	1,682	37,542
Byline Bancorp Incorporated	1,376	21,094
Camden National Corporation	2,159	74,162
Capital Bancorp Incorporated †	1,878	22,329
Capital City Bank Group Incorporated	609	13,867
Carter Bank & Trust	672	6,297
Cathay General Bancorp	9,695	273,884
CB Financial Services Incorporated	516	11,553
Central Valley Community Bancorp	2,903	41,368
Chemung Financial Corporation	911	30,564
City Holding Company	1,461	95,973
Civista Bancshares Incorporated	2,746	46,215
Coastal Financial Corporation †	6,381	125,833
Columbia Banking System Incorporated	5,769	182,358
Community Bank System Incorporated	3,059	190,423
Community Bankers Trust Corporation	13,272	86,268
Community Trust Bancorp	1,950	66,008
ConnectOne Bancorp Incorporated	6,659	118,064
County Bancorp Incorporated	964	20,687
Customers Bancorp Incorporated †	11,903	201,042
CVB Financial Corporation	13,102	248,807
Eagle Bancorp Incorporated	5,445	200,267
Eagle Bancorp Montana Incorporated	9,967	205,420
Enterprise Financial Services Corporation	2,460	83,665

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Banks (continued)
Equity Bancshares Incorporated Class A †	1,033	$20,944
Esquire Financial Holdings Class I †	6,546	122,410
Evans Bancorp Incorporated	485	13,085
Farmers National Banc Corporation	5,493	68,882
FB Financial Corporation	1,538	49,093
Financial Institutions Incorporated	6,683	133,727
First Bancorp of North Carolina	3,235	101,514
First Bancorp of Puerto Rico	23,635	187,662
First Bancshares Incorporated	630	17,237
First Busey Corporation	2,565	51,326
First Business Financial Services Incorporated	6,590	124,485
First Capital Incorporated	195	12,921
First Choice Bancorp	2,273	37,573
First Commonwealth Financial Corporation	3,109	30,064
First Financial Bancorp	9,853	158,141
First Financial Bankshares Incorporated	4,283	143,138
First Foundation Incorporated	13,359	237,256
First Guaranty Bancshares Incorporated	372	6,257
First Internet Bancorp	6,115	156,422
First Interstate BancSystem Class A	6,199	235,872
First Merchants Corporation	2,660	88,631
First Mid-Illinois Bancshares	1,143	34,347
First Midwest Bancorp Incorporated	5,325	74,497
First Savings Financial Group Incorporated	1,475	92,925
First Western Financial Incorporated †	5,532	93,491
Flushing Financial Corporation	714	10,139
German American Bancorp	769	24,562
Glacier Bancorp Incorporated	8,410	342,876
Great Southern Bancorp Incorporated	237	10,878
Guaranty Bancshares Incorporated	197	5,676
Hancock Holding Company	171	4,803
Hanmi Financial Corporation	3,353	32,692
HBT Financial Incorporated	14,871	207,897
Heartland Financial USA Incorporated	4,484	174,786
Hilltop Holdings Incorporated	15,798	380,574
Home BancShares Incorporated	15,429	285,591
Hope Bancorp Incorporated	19,259	182,575
Horizon Bancorp Indiana	9,542	136,451
Independent Bank Corporation	2,023	136,836
Independent Bank Corporation	10,570	179,796
Independent Bank Group Incorporated	5,244	294,241
International Bancshares Corporation	3,696	119,787
Investors Bancorp Incorporated	24,245	234,692
Lakeland Bancorp Incorporated	971	11,671
Lakeland Financial Corporation	4,760	241,760
Landmark Bancorp Incorporated	3,398	84,542
LCNB Corporation	10,387	153,728
Limestone Bancorp Incorporated †	4,523	55,000
Live Oak Bancshares Incorporated	3,246	133,476
Macatawa Bank Corporation	1,341	10,406
Mackinac Financial Corporation	3,651	44,433
Mercantile Bank Corporation	1,192	29,597
Meridian Corporation	8,333	154,994
MetroCity Bankshares Incorporated	10,330	143,071
Metropolitan Bank Holding Corporation †	2,947	97,487
Mid Penn Bancorp Incorporated	1,435	33,349
Middlefield Banc Corporation	3,603	77,104
MVB Financial Corporation	926	18,640
National Bank Holdings Corporation Class A	4,177	134,416
NBT Bancorp Incorporated	610	18,270
Nicolet Bankshares Incorporated †	1,000	66,510
Northeast Bank	8,084	176,070
Northrim BanCorp Incorporated	1,610	51,150
OceanFirst Financial Corporation	34	536
Old National Bancorp	10,704	169,444
Old Second Bancorp Incorporated	15,419	148,948
Orrstown Financial Services Incorporated	2,763	44,540
Park National Corporation	2,141	216,477

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Banks (continued)
PCB Bancorp	2,725	$29,675
Plumas Bancorp	2,250	53,663
Preferred Bank	4,377	160,942
QCR Holdings Incorporated	5,264	183,556
RBB Bancorp	2,630	39,029
Red River Bancshares Incorporated	1,350	67,149
Renasant Corporation	4,363	134,686
Salisbury Bancorp Incorporated	2,393	93,447
Sandy Spring Bancorp Incorporated	1,605	47,283
SB Financial Group Incorporated	8,889	152,180
Seacoast Banking Corporation †	7,455	188,313
ServisFirst Bancshares Incorporated	8,885	335,675
Shore Bancshares Incorporated	2,460	34,071
Sierra Bancorp	3,771	82,962
Silvergate Capital Corporation Class A †	3,014	107,268
Simmons First National Corporation Class A	8,081	157,580
South Plains Financial Incorporated	3,901	68,853
Stock Yards Bancorp Incorporated	2,076	82,708
Texas Capital Bancshares Incorporated †	4,052	226,507
The Bancorp Incorporated †	20,223	238,631
Tompkins Trust Company Incorporated	669	42,555
Towne Bank	615	13,376
TriCo Bancshares	1,408	46,126
TriState Capital Holdings Incorporated †	1,558	23,199
Triumph Bancorp Incorporated †	3,122	141,864
Trustmark Corporation	3,656	90,742
UMB Financial Corporation	2,982	202,806
United Bankshares Incorporated	4,860	142,301
United Community Bank	9,113	217,892
Unity Bancorp Incorporated	15,114	265,855
Veritex Holdings Incorporated	5,157	111,855
Washington Trust Bancorp	422	16,593
West Bancorporation	1,870	36,054
Westamerica Bancorporation	3,250	179,140
		15,488,419

Capital Markets: 1.80%
Artisan Partners Asset Management Incorporated Class A	10,209	459,405
BGC Partners Incorporated Class A	33,553	138,909
BrightSphere Investment Group Incorporated	26,420	467,634
Cohen & Steers Incorporated	4,248	300,631
Cowen Incorporated Class A	8,622	206,583
Diamond Hill Investment Group Incorporated	314	42,961
Donnelley Financial Solutions Incorporated †	6,604	107,579
Federated Investors Incorporated Class B	11,807	316,900
Focus Financial Partners Incorporated Class A †	2,910	115,265
Gamco Investors Incorporated Class A	10,018	143,057
Greenhill & Company Incorporated	1,182	15,390
Hamilton Lane Incorporated Class A	2,760	192,869
Houlihan Lokey Incorporated	6,093	394,705
Moelis Company Class A	2,696	105,791
Piper Jaffray Companies Incorporated	564	51,984
PJT Partners Incorporated Class A	3,728	258,276
Pzena Investment Management Incorporated Class A	11,923	79,407
Sculptor Capital Management Incorporated	620	8,730
Silvercrest Asset Management Group Incorporated Class A	14,111	187,535
Stifel Financial Corporation	3,756	260,291
Stonex Group Incorporated †	1,724	106,233
Virtus Investment Partners Incorporated	1,086	194,264
Waddell & Reed Financial Incorporated Class A	13,613	224,070
		4,378,469

Consumer Finance: 0.41%
Curo Group Holdings Corporation	1,885	16,286
Encore Capital Group Incorporated †	3,255	111,126
Enova International Incorporated †	10,051	210,166

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Consumer Finance (continued)
Green Dot Corporation Class A †	4,548	$243,591
Navient Corporation	10,604	99,359
Nelnet Incorporated Class A	1,259	85,486
PRA Group Incorporated †	4,126	171,765
Regional Management Corporation	2,291	61,238
		999,017

Diversified Financial Services: 0.22%
A-Mark Precious Metals Incorporated	5,547	169,683
Cannae Holdings Incorporated †	8,993	354,504
		524,187

Insurance: 2.22%
American Equity Investment Life Holding Company	13,767	361,797
Amerisafe Incorporated	5,721	313,110
CNO Financial Group Incorporated	30,511	649,274
Crawford & Company Class A	1,828	13,436
Donegal Group Incorporated Class A	13,201	184,550
eHealth Incorporated †	2,804	213,076
Employers Holdings Incorporated	4,009	122,315
Enstar Group Limited †	457	86,501
FBL Financial Group Incorporated	1,019	52,988
Genworth Financial Incorporated Class A †	59,835	271,651
Goosehead Insurance Incorporated Class A	2,471	304,205
Greenlight Capital Limited †	12,692	97,855
HCI Group Incorporated	3,178	165,733
Heritage Insurance Holdings Incorporated	15,363	158,853
Horace Mann Educators Corporation	2,287	91,297
Investors Title Company	511	86,870
James River Group Holdings Limited	1,831	83,457
Kinsale Capital Group Incorporated	2,330	559,573
National Western Life Group Class A	298	55,452
Palomar Holdings Incorporated †	2,154	142,379
RLI Corporation	3,271	313,133
Selective Insurance Group Incorporated	5,005	309,409
Stewart Information Services Corporation	8,833	369,838
Third Point Reinsurance Limited †	8,212	78,342
Trupanion Incorporated †	3,145	318,840
Universal Insurance Holdings Company	713	9,953
		5,413,887

Mortgage REITs: 1.34%
Anworth Mortgage Asset Corporation	1,651	3,550
Apollo Commercial Real Estate Finance Incorporated	2,706	29,171
Arbor Realty Trust Incorporated	19,919	265,321
Ares Commercial Real Estate	1,599	17,813
Arlington Asset Investment Class A	3,475	11,155
ARMOUR Residential REIT Incorporated	6,907	73,076
Blackstone Mortgage Trust Incorporated Class A	14,523	377,308
Broadmark Realty Capital Incorporated REIT	13,331	135,310
Capstead Mortgage Corporation	9,758	54,938
Cherry Hill Mortgage Investment REIT	1,575	14,270
Chimera Investment Corporation	19,810	203,251
Colony Credit Real Estate Incorporated REIT	485	3,521
Dynex Capital Incorporated REIT	25,694	452,471
Ellington Financial Incorporated	2,131	30,686
Ellington Residential Mortgage REIT	28,156	343,503
Great Ajax Corporation REIT	2,117	21,001
Hannon Armstrong Sustainable Infrastructure Capital Incorporated	8,426	460,565
KKR Real Estate Finance Trust	13,735	250,389
New York Mortgage Trust Incorporated	2,811	9,881
Orchid Island Capital Incorporated REIT	7,103	38,001
PennyMac Mortgage Investment Trust	10,254	175,343
Ready Capital Corporation	5,762	74,560

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Mortgage REITs (continued)
Two Harbors Investment Corporation	36,113	$225,345
		3,270,429

Thrifts & Mortgage Finance: 1.80%
Axos Financial Incorporated †	9,101	304,884
Essent Group Limited	11,979	525,399
Federal Agricultural Mortgage Corporation Class C	723	48,947
Flagstar Bancorp Incorporated	7,389	258,911
FS Bancorp Incorporated	884	47,294
Homestreet Incorporated	5,438	175,919
Merchants Bancorp Incorporated	9,566	254,838
Meta Financial Group Incorporated	4,437	146,865
Mr. Cooper Group Incorporated †	25,129	669,939
NMI Holdings Incorporated Class A †	13,567	297,253
PennyMac Financial Services Incorporated	10,119	583,259
Radian Group Incorporated	21,790	411,395
Riverview Bancorp Incorporated	2,275	12,012
Security National Financial Corporation Class A †	1,130	9,051
Sterling Bancorp Incorporated	31,995	125,100
Walker & Dunlop Incorporated	5,958	476,700
Waterstone Financial Incorporated	2,024	35,552
		4,383,318

Health Care: 21.65%
Biotechnology: 11.46%
Abeona Therapeutics Incorporated †	2,347	3,802
Aduro Biotech Incorporated (a)	9,490	0
Adverum Biotechnologies Incorporated †	2,816	38,269
Affimed NV †	8,968	47,889
Agenus Incorporated †	38,275	141,618
Albireo Pharma Incorporated †	5,380	200,190
Allogene Therapeutics Incorporated †	293	9,098
Amicus Therapeutics Incorporated †	37,677	862,427
AnaptysBio Incorporated †	1,400	36,106
Anika Therapeutics Incorporated †	1,418	53,600
Apellis Pharmaceuticals Incorporated †	551	25,974
Applied Genetic Technologies Corporation †	1,294	5,745
Aravive Incorporated †	19,082	110,866
Arcus Biosciences Incorporated †	9,618	261,898
Arena Pharmaceuticals Incorporated †	3,993	263,019
Arrowhead Pharmaceuticals Incorporated †	9,490	593,410
Artara Therapeutics Incorporated †	218	5,243
Atara Biotherapeutics Incorporated †	2,667	61,848
Athenex Incorporated †	8,161	111,234
Atreca Incorporated Class A †	824	12,805
Aveo Pharmaceuticals Incorporated †	1,677	9,022
Avid Bioservices Incorporated †	17,496	159,564
BeyondSpring Incorporated †	116	1,297
Biocryst Pharmaceuticals Incorporated †	37,041	189,280
Biohaven Pharmaceutical Holding Company Limited †	1,399	124,441
Bioxcel Therapeutics Incorporated †	1,279	56,276
Blueprint Medicines Corporation †	4,092	442,263
Brainstorm Cell Therapeutics Incorporated †	4,692	25,923
BridgeBio Pharma Incorporated †	3,776	189,706
Calyxt Incorporated †	21,668	80,605
CareDx Incorporated †	7,592	434,035
Casi Pharmaceuticals Incorporated †	18,137	45,161
Castle Biosciences Incorporated †	1,270	60,401
Catalyst Biosciences Incorporated †	27,853	172,689
Catalyst Pharmaceuticals Incorporated †	10,167	37,211
Cellular Biomedicine Group Class I †	1,520	27,953
Centogene NV †	2,653	33,269
Checkpoint Therapeutics Incorporated †	13,183	31,639
Chemocentryx Incorporated †	5,321	293,453
Chimerix Incorporated †	47,544	179,241

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Biotechnology (continued)
Chinook Therapeutics Incorporated †	9,490	$132,670
Cidara Therapeutics Incorporated †	15,599	36,502
Clovis Oncology Incorporated †	9,324	45,874
Cohbar Incorporated †	202,846	273,842
Coherus Biosciences Incorporated †	6,128	113,123
Concert Pharmaceuticals Incorporated †	6,787	77,372
Cue Biopharma Incorporated †	149	2,084
Cytokinetics Incorporated †	9,964	167,395
CytomX Therapeutics Incorporated †	4,824	36,276
Denali Therapeutics Incorporated †	7,850	478,615
Dicerna Pharmaceuticals Incorporated †	5,495	138,859
Dyadic International Incorporated †	2,138	12,529
Dynavax Technologies Corporation †	19,620	99,670
Eagle Pharmaceuticals Incorporated †	3,219	146,465
Editas Medicine Incorporated †	7,591	232,209
Emergent BioSolutions Incorporated †	8,581	703,041
Enanta Pharmaceuticals Incorporated †	3,816	157,219
Epizyme Incorporated †	2,300	31,602
Esperion Therapeutics Incorporated †	2,754	77,993
Fate Therapeutics Incorporated †	7,460	436,149
Fennec Pharmaceuticals Incorporated †	45,636	356,874
Fibrogen Incorporated †	8,694	359,149
Five Prime Therapeutics Incorporated †	20,044	376,827
Flexion Therapeutics Incorporated †	4,488	48,066
Fortress Biotech Incorporated †	32,306	88,842
Genprex Incorporated †	48,910	157,979
Geron Corporation †	108	201
GlycoMimetics Incorporated †	10,265	38,596
Halozyme Therapeutics Incorporated †	20,718	810,032
Heron Therapeutics Incorporated †	10,417	180,527
Hookipa Pharma Incorporated †	1,559	18,084
Immunic Incorporated †	3,824	71,624
Immunogen Incorporated †	65,826	358,752
Insmed Incorporated †	11,660	454,857
Intellia Therapeutics Incorporated †	10,179	399,729
Intercept Pharmaceuticals Incorporated †	1,333	47,335
Invitae Corporation †	10,287	510,750
Ironwood Pharmaceuticals Incorporated †	68,389	787,841
Iveric Bio Incorporated †	10,594	72,251
Jounce Therapeutics Incorporated †	52,122	372,672
Kadmon Holdings Incorporated †	18,149	79,130
KalVista Pharmaceuticals Incorporated †	1,385	25,913
Karyopharm Therapeutics Incorporated †	7,444	126,474
Kezar Life Sciences Incorporated †	2,195	14,443
Kindred Biosciences Incorporated †	11,748	45,700
Kiniksa Pharmaceuticals Limited Class A †	16,502	307,927
Kodiak Sciences Incorporated †	1,591	217,442
Krystal Biotech Incorporated †	45	2,472
Kura Oncology Incorporated †	2,528	91,766
Lexicon Pharmaceuticals Incorporated †	4,195	6,418
Ligand Pharmaceuticals Incorporated †	4,188	353,342
Macrogenics Incorporated †	17,139	395,397
Madrigal Pharmaceuticals Incorporated †	1,176	137,345
Mannkind Corporation †	23,113	68,877
Medicinova Incorporated †	8,035	47,728
Mei Pharma Incorporated †	11,043	31,804
Mersana Therapeutics Incorporated †	10,019	255,284
Minerva Neurosciences Incorporated †	56,435	219,532
Mirati Therapeutics Incorporated †	2,511	597,241
Molecular Templates Incorporated †	9,865	88,292
Morphic Holding Incorporated †	754	23,653
Myriad Genetics Incorporated †	7,451	130,691
Nantkwest Incorporated †	18,282	175,142
Natera Incorporated †	7,008	618,596
Neubase Therapeutics Incorporated †	793	6,082
Novavax Incorporated †	6,048	843,696
OPKO Health Incorporated †	105,880	491,283
Organogenesis Holdings Incorporated †	7,877	40,567

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Biotechnology (continued)
Orgenesis Incorporated †	15,750	$76,545
PDL BioPharma Incorporated	98,052	248,072
Pfenex Incorporated (a)	2,991	0
Pieris Pharmaceuticals Incorporated †	61,488	179,545
Precigen Incorporated †	35,011	277,287
Protagonist Therapeutics Incorporated †	2,833	68,445
Prothena Corporation plc †	6,849	77,531
PTC Therapeutics Incorporated †	6,431	402,388
Puma Biotechnology Incorporated †	3,372	37,935
Radius Health Incorporated †	17,906	282,557
REGENXBIO Incorporated †	3,564	124,170
Relay Therapeutics Incorporated †	1,843	98,250
Revolution Medicines Incorporated †	956	41,710
Rhythm Pharmaceuticals Incorporated †	3,129	96,843
Rigel Pharmaceuticals Incorporated †	17,219	52,174
Rocket Pharmaceuticals Incorporated †	3,523	109,072
Sangamo Therapeutics Incorporated †	17,539	175,215
Seres Therapeutics Incorporated †	6,002	165,715
Sorrento Therapeutics Incorporated †	82,861	679,460
Spectrum Pharmaceuticals Incorporated †	9,235	43,497
Spero Therapeutics Incorporated †	3,243	53,737
Springworks Therapeutics Incorporated †	266	17,407
Sutro Biopharma Incorporated †	13,439	229,807
TCR2 Therapeutics Incorporated †	3,907	106,446
TG Therapeutics Incorporated †	8,494	249,214
Translate Bio Incorporated †	6,421	142,675
Travere Therapeutics Incorporated †	19,864	455,482
Turning Point Therapeutics Incorporated †	2,225	236,963
Twist Bioscience Corporation †	4,911	548,755
Ultragenyx Pharmaceutical Incorporated †	5,844	692,748
Vanda Pharmaceuticals Incorporated †	28,498	347,961
Vaxart Incorporated †	5,600	44,688
Vaxcyte Incorporated †	3,821	122,654
VBI Vaccines Incorporated †	77,402	265,102
Veracyte Incorporated †	5,923	322,863
Verastem Incorporated †	17,005	34,180
Vericel Corporation †	8,573	218,954
Viking Therapeutics Incorporated †	14,017	90,129
vTv Therapeutics Incorporated Class A †	17,075	35,516
Xbiotech Incorporated †	15,772	300,614
Xencor Incorporated †	6,071	256,925
Y-mAbs Therapeutics Incorporated †	2,143	109,014
		27,909,429

Health Care Equipment & Supplies: 3.38%
Accuray Incorporated †	38,841	173,231
Alphatec Holdings Incorporated †	2,696	28,308
Antares Pharma Incorporated †	57,742	180,155
Apyx Medical Corporation †	6,016	46,022
Aspira Women’s Health Incorporated †	14,354	69,760
Atricure Incorporated †	4,077	177,268
Atrion Corporation	205	123,000
Avanos Medical Incorporated †	6,513	276,086
Axogen Incorporated †	7,243	103,502
Axonics Modulation Technologies Incorporated †	1,749	76,764
BioLife Solutions Incorporated †	1,458	52,473
Cantel Medical Corporation	3,632	215,850
Cerus Corporation †	13,833	91,989
Co-Diagnostics Incorporated †	2,869	33,625
CONMED Corporation	3,242	330,327
CryoLife Incorporated †	3,656	76,118
Cryoport Incorporated †	3,057	148,723
Cutera Incorporated †	1,395	34,903
Cytosorbents Corporation †	5,451	45,734
Electromed Incorporated †	44,622	450,236
Fonar Corporation †	6,176	118,641
Genmark Diagnostics Incorporated †	3,567	47,691
Heska Corporation †	341	42,625

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Health Care Equipment & Supplies (continued)
Inogen Incorporated †	1,876	$65,791
Integer Holdings Corporation †	3,372	243,087
Intricon Corporation †	7,771	134,749
Invacare Corporation	16,691	142,374
IRadimed Corporation †	629	15,417
iRhythm Technologies Incorporated †	2,754	673,381
LeMaitre Vascular Incorporated	4,085	160,908
LENSAR Incorporated †	2,433	20,851
LivaNova plc †	3,920	207,172
Meridian Bioscience Incorporated †	11,650	220,185
Merit Medical Systems Incorporated †	10,265	565,294
Mesa Laboratories Incorporated	36	9,783
Milestone Scientific Incorporated †	4,103	6,893
Nemaura Medical Incorporated †	3,897	15,978
Neogen Corporation †	7,785	577,803
Nevro Corporation †	3,418	551,153
NuVasive Incorporated †	3,930	182,038
Nuvectra Corporation †(a)	3,733	0
Orthopediatrics Corporation †	86	3,935
Pavmed Incorporated †	3,345	6,489
Repro-Med Systems Incorporated †	2,748	12,366
Retractable Technologies Incorporated †	36,672	424,662
Seaspine Holdings Corporation †	1,448	20,591
Shockwave Medical Incorporated †	2,327	227,650
Silk Road Medical Incorporated †	1,659	95,061
STAAR Surgical Company †	5,088	362,622
Surmodics Incorporated †	1,362	50,993
Tactile Systems Technology Class I †	1,985	85,573
Utah Medical Products Incorporated	1,800	155,394
Vapotherm Incorporated †	535	13,461
Zynex Incorporated †	1,935	27,013
		8,221,698

Health Care Providers & Services: 2.41%
Addus Homecare Corporation †	966	95,876
AMN Healthcare Services Incorporated †	3,671	239,202
Apollo Medical Holdings Incorporated †	476	8,673
BioTelemetry Incorporated †	2,703	149,773
Community Health Systems Incorporated †	7,671	62,749
CorVel Corporation †	524	46,924
Covetrus Incorporated †	10,118	273,338
Five Star Senior Living Incorporated †	54,712	322,801
Fulgent Genetics Incorporated †	1,953	87,729
Hanger Incorporated †	7,113	161,394
HealthEquity Incorporated †	2,331	167,109
InfuSystem Holdings Incorporated †	9,189	147,024
LHC Group Incorporated †	3,354	658,457
Magellan Health Services Incorporated †	2,951	233,277
MEDNAX Incorporated †	5,601	113,196
National Research Corporation Class A	2,659	136,433
Owens & Minor Incorporated	15,076	388,358
Patterson Companies Incorporated	11,914	330,733
PetIQ Incorporated †	1,555	44,753
Providence Service Corporation †	1,258	170,824
R1 RCM Incorporated †	11,210	227,339
Select Medical Holdings Corporation †	16,063	387,118
Sharps Compliance Corporation †	1,473	11,710
Surgery Partners Incorporated †	2,867	70,041
Tenet Healthcare Corporation †	16,841	529,313
The Ensign Group Incorporated	6,110	439,126
The Pennant Group Incorporated †	2,481	125,762
Triple-S Management Corporation Class B †	8,966	200,928
Viemed Healthcare Incorporated †	5,329	51,958
		5,881,918

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Health Care Technology: 1.32%
Allscripts Healthcare Solutions Incorporated †	36,703	$502,097
Computer Programs & Systems Incorporated	12,383	352,049
Evolent Health Incorporated Class A †	10,923	158,711
HMS Holdings Corporation †	8,935	280,738
Inovalon Holdings Incorporated Class A †	23,496	438,670
Inspire Medical Systems Incorporated †	2,019	375,009
NantHealth Incorporated †	11,496	26,441
NextGen Healthcare Incorporated †	9,845	174,650
Omnicell Incorporated †	4,503	472,140
Simulations Plus Incorporated	5,195	290,764
Tabula Rasa Healthcare Incorporated †	494	17,023
Vocera Communications Incorporated †	3,709	125,475
		3,213,767

Life Sciences Tools & Services: 0.66%
Accelerate Diagnostics Incorporated †	1,145	8,965
Champions Oncology Incorporated †	7,571	86,082
Chromadex Corporation †	13,431	66,618
Harvard Bioscience Incorporated †	4,057	15,903
Luminex Corporation	5,958	141,383
Medpace Holdings Incorporated †	3,803	488,153
Nanostring Technologies Incorporated †	1,924	95,507
Neogenomics Incorporated †	10,131	482,033
Pacific BioSciences of California †	13,377	211,490
		1,596,134

Pharmaceuticals: 2.42%
AcelRx Pharmaceuticals Incorporated †	8,727	13,091
Amneal Pharmaceuticals Incorporated †	92,394	364,956
Amphastar Pharmaceuticals Incorporated †	12,421	220,597
Aquestive Therapeutics Incorporated †	2,210	15,603
Assembly Biosciences Incorporated †	11,776	67,889
Avenue Therapeutics Incorporated †	13,914	47,168
Axsome Therapeutics Incorporated †	504	36,535
BioDelivery Sciences International Incorporated †	52,497	199,489
Cerecor Incorporated †	14,305	35,763
Collegium Pharmaceutical Incorporated †	14,732	272,395
Corcept Therapeutics Incorporated †	22,033	498,827
Cymabay Therapeutics Incorporated †	5,664	42,480
Dova Pharmaceuticals Incorporated (a)	2,458	0
Durect Corporation †	37,888	70,093
Harrow Health Incorporated †	20,478	117,749
Innoviva Incorporated †	47,817	499,927
Intersect ENT Incorporated †	6,473	123,828
Intra Cellular Therapies Incorporated †	3,429	81,062
Lannett Company Incorporated †	5,212	32,106
Liquidia Technologies Incorporated †	654	1,825
Ocular Therapeutix Incorporated †	24,052	420,910
Omeros Corporation †	180	2,086
Osmotica Pharmaceuticals plc †	1,401	8,574
Pacira Pharmaceuticals Incorporated †	8,601	521,135
Paratek Pharmaceuticals Incorporated †	24,575	152,119
Phibro Animal Health Corporation Class A	24,160	456,382
Pliant Therapeutics Incorporated †	3,158	86,908
Prestige Consumer Healthcare Incorporated †	16,297	579,684
Siga Technologies Incorporated †	48,271	334,518
Strongbridge Biopharma plc †	71,825	198,955
Supernus Pharmaceuticals Incorporated †	16,808	358,010
Theravance Biopharma Incorporated †	2,017	33,462
		5,894,126

Industrials: 13.94%
Aerospace & Defense : 0.95%
AAR Corporation	6,183	175,412

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Aerospace & Defense (continued)
Aerojet Rocketdyne Holdings Incorporated †	7,691	$287,874
AeroVironment Incorporated †	4,076	348,050
Cubic Corporation	580	33,965
Ducommun Incorporated †	4,464	221,950
Kratos Defense & Security Solutions Incorporated †	8,406	177,955
Maxar Technologies Incorporated	15,811	439,704
Moog Incorporated Class A	3,828	296,134
National Presto Industries Incorporated	1,483	126,129
PAE Incorporated †	2,732	26,255
Parsons Corporation †	1,052	34,400
Vectrus Incorporated †	3,155	150,399
		2,318,227

Air Freight & Logistics: 0.29%
Air Transport Services Group Incorporated †	2,702	83,059
Atlas Air Worldwide Holdings Incorporated †	4,402	245,676
Echo Global Logistics Incorporated †	4,389	124,604
Hub Group Incorporated Class A †	3,993	218,098
Radiant Logistics Incorporated †	4,104	24,296
		695,733

Airlines: 0.31%
Allegiant Travel Company	327	55,652
Mesa Air Group Incorporated †	33,533	213,941
SkyWest Incorporated	10,594	454,800
Spirit Airlines Incorporated †	1,624	36,751
		761,144

Building Products: 1.40%
Aaon Incorporated	3,227	210,175
Advanced Drainage Systems Incorporated	3,065	213,784
Alpha Pro Tech Limited †	1,339	16,925
American Woodmark Corporation †	2,853	249,666
Apogee Enterprises Incorporated	2,551	66,938
Builders FirstSource Incorporated †	12,184	455,803
CSW Industrials Incorporated	1,082	116,088
Gibraltar Industries Incorporated †	4,009	262,429
Griffon Corporation	4,583	95,556
Insteel Industries Incorporated	1,882	43,531
JELD-WEN Holding Incorporated †	6,852	165,750
Masonite International Corporation †	2,994	299,550
Patrick Industries Incorporated	4,205	265,083
PGT Incorporated †	3,334	62,079
Quanex Building Products Corporation	1,634	33,660
Resideo Technologies Incorporated †	4,163	76,974
Simpson Manufacturing Company Incorporated	3,875	356,113
UFP Industries Incorporated	7,864	421,904
		3,412,008

Commercial Services & Supplies: 1.57%
ABM Industries Incorporated	7,695	296,258
ACCO Brands Corporation	9,409	72,073
Brady Corporation Class A	5,245	231,724
BrightView Holdings Incorporated †	239	3,260
Casella Waste Systems Incorporated Class A †	3,822	230,008
Ceco Environmental Corporation †	12,027	89,000
Cimpress plc †	2,734	245,048
Deluxe Corporation	2,754	70,888
Ennis Incorporated	6,847	112,085
Healthcare Services Group Incorporated	12,103	286,478
Herman Miller Incorporated	469	16,715
HNI Corporation	5,673	206,838
Interface Incorporated	6,023	50,262

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Commercial Services & Supplies (continued)
KAR Auction Services Incorporated	14,760	$266,418
Knoll Incorporated	1,946	26,582
McGrath RentCorp	3,674	233,813
Nl Industries Incorporated	8,483	39,700
Pitney Bowes Incorporated	17,624	100,457
Steelcase Incorporated Class A	13,244	160,915
Tetra Tech Incorporated	5,000	596,250
The Brink’s Company	3,257	218,545
UniFirst Corporation	1,430	264,378
VSE Corporation	109	3,728
		3,821,423

Construction & Engineering: 1.27%
Ameresco Incorporated Class A †	3,953	176,106
APi Group Corporation 144A†	4,260	66,030
Arcosa Incorporated	5,031	261,059
Comfort Systems Incorporated	4,055	204,331
Construction Partners Incorporated Class A †	7,437	195,593
Dycom Industries Incorporated †	3,375	212,153
EMCOR Group Incorporated	1,601	137,974
Fluor Corporation	14,614	252,384
Granite Construction Incorporated	7,914	194,843
Great Lakes Dredge & Dock Company †	6,742	76,117
IES Holdings Incorporated †	2,801	103,301
MasTec Incorporated †	5,671	321,602
MYR Group Incorporated †	4,911	251,099
Northwest Pipe Company †	995	28,636
Primoris Services Corporation	12,444	301,767
Sterling Construction Company Incorporated †	6,833	109,260
Tutor Perini Corporation †	9,953	134,565
WillScot Mobile Mini Holdings Corporation Class A †	3,048	65,562
		3,092,382

Electrical Equipment: 1.54%
Allied Motion Technologies Incorporated	1,340	54,364
Atkore International Incorporated †	15,609	608,439
AZZ Incorporated	2,655	118,386
Bloom Energy Corporation Class A †	14,248	349,361
Encore Wire Corporation	3,139	162,192
EnerSys	4,840	395,960
LSI Industries Incorporated	28,703	224,457
Orion Energy Systems Incorporated †	9,769	100,816
Plug Power Incorporated †	23,519	620,666
Sunrun Incorporated †	11,276	722,566
TPI mposites Incorporated †	3,739	150,420
Vicor Corporation †	2,947	241,536
		3,749,163

Industrial Conglomerates: 0.03%
Raven Industries Incorporated	2,770	69,859

Machinery: 3.32%
Alamo Group Incorporated	108	14,658
Albany International Corporation Class A	2,325	159,332
Altra Industrial Motion Corporation	3,048	173,004
Astec Industries Incorporated	7,524	436,392
Barnes Group Incorporated	4,838	222,596
Blue Bird Corporation †	725	11,897
Briggs & Stratton Corporation	1,838	307
Chart Industries Incorporated †	2,227	230,183
Circor International Incorporated †	1,978	65,412
Columbus McKinnon Corporation	2,376	89,789
Enerpac Tool Group Corporation	5,377	120,391
ESCO Technologies Incorporated	1,990	196,811
Evoqua Water Technologies Company †	9,250	241,333

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Machinery (continued)
Federal Signal Corporation	5,628	$174,637
Foster Company Class A †	7,490	109,054
Franklin Electric Company Incorporated	6,435	434,942
Gorman Rupp Company	1,443	47,475
Harsco Corporation †	4,850	82,208
Helios Technologies Incorporated	3,328	163,837
Hillenbrand Incorporated	1,145	42,903
Hyster Yale Materials Handeling Incorporated	1,066	58,673
John Bean Technologies Corporation	2,744	303,377
Kadant Incorporated	1,529	195,574
Kennametal Incorporated	5,789	202,557
Lindsay Manufacturing Company	1,165	134,930
Manitowoc Company Incorporated †	2,682	29,797
Meritor Incorporated †	16,316	430,742
Miller Industries Incorporated	248	8,281
Mueller Industries Incorporated	11,343	371,597
Mueller Water Products Incorporated Class A	16,047	190,478
Omega Flex Incorporated	1,565	221,792
Park Ohio Holdings Corporation	867	24,354
Proto Labs Incorporated †	2,436	336,558
RBC Bearings Incorporated †	1,579	266,598
REV Group Incorporated	1,845	17,048
Rexnord Corporation	12,085	453,308
SPX Corporation †	5,036	257,994
SPX FLOW Incorporated †	4,344	232,752
Standex International Corporation	1,197	90,326
Tennant Company	1,693	113,702
Terex Corporation	9,054	280,674
The ExOne Company †	594	7,080
The Greenbrier Companies Incorporated	3,270	109,120
The Shyft Group Incorporated	10,391	269,439
Wabash National Corporation	2,698	47,701
Watts Water Technologies Incorporated	3,294	385,892
Welbilt Incorporated †	1,550	14,648
		8,072,153

Marine: 0.26%
Costamare Incorporated	20,493	147,140
Matson Incorporated	4,241	246,529
Nordic American Tanker Limited	56,340	179,725
Pangaea Logistics Solutions Limited	18,979	50,105
Safe Bulkers Incorporated †	14,398	17,278
		640,777

Professional Services: 0.99%
ASGN Incorporated †	5,437	425,065
Barrett Business Services Incorporated	778	51,900
BG Staffing Incorporated	19,418	247,580
CBIZ Incorporated †	3,549	85,957
CRA International Incorporated	137	6,281
Exponent Incorporated	5,753	477,557
GP Strategies Corporation †	5,538	63,687
Insperity Incorporated	3,866	330,543
Kelly Services Incorporated Class A	2,867	58,659
Kforce Incorporated	6,431	263,993
Korn Ferry International	2,046	81,922
TriNet Group Incorporated †	4,280	321,000
		2,414,144

Road & Rail: 0.55%
Arcbest Corporation	3,612	151,379
Avis Budget Group Incorporated †	4,390	154,396
Covenant Transport Incorporated Class A †	592	10,946
Daseke Incorporated †	3,187	21,512

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Road & Rail (continued)
Marten Transport Limited	11,080	$195,340
Saia Incorporated †	2,128	371,421
US Xpress Enterprises Incorporated Class A †	13,743	103,073
Werner Enterprises Incorporated	8,049	321,880
		1,329,947

Trading Companies & Distributors: 1.46%
Applied Industrial Technologies Incorporated	3,236	253,799
Beacon Roofing Supply Incorporated †	3,629	132,059
CAI International Incorporated	3,299	104,413
DXP Enterprises Incorporated †	935	19,691
GATX Corporation	1,512	120,597
GMS Incorporated †	4,424	138,162
H&E Equipment Services Incorporated	1,012	27,203
Herc Holdings Incorporated †	3,039	174,074
Kaman Corporation	4,258	222,651
Lawson Products Incorporated †	195	9,212
Rush Enterprises Incorporated	8,188	313,846
Rush Enterprises Incorporated Class B	7,143	242,791
SiteOne Landscape Supply Incorporated †	3,629	501,165
Systemax Incorporated	8,038	247,329
Textainer Group Holdings Limited †	3,642	67,086
Triton International Limited	11,088	501,843
Veritiv Corporation †	9,406	174,763
WESCO International Incorporated †	4,836	315,404
		3,566,088

Information Technology: 13.40%
Communications Equipment: 0.68%
Acacia Communications Incorporated †	3,943	274,748
ADTRAN Incorporated	4,095	51,740
Calix Networks Incorporated †	13,002	307,887
Clearfield Incorporated †	4,550	108,199
Comtech Telecommunications Corporation	595	11,341
Infinera Corporation †	10,288	87,036
Inseego Corporation †	7,367	73,154
InterDigital Incorporated	3,469	207,828
NETGEAR Incorporated †	9,011	286,640
NetScout Systems Incorporated †	9,737	228,041
PCTEL Incorporated	1,889	11,882
		1,648,496

Electronic Equipment, Instruments & Components: 2.34%
Badger Meter Incorporated	4,846	399,504
Bel Fuse Incorporated Class B	10,854	159,120
Belden Incorporated	3,732	143,607
Benchmark Electronics Incorporated	2,071	50,367
ePlus Incorporated †	3,053	257,398
Fabrinet †	6,286	429,397
FARO Technologies Incorporated †	1,846	122,058
II-VI Incorporated †	5,742	388,446
Insight Enterprises Incorporated †	5,653	404,076
Itron Incorporated †	2,516	197,783
Kimball Electronics Incorporated †	17,394	268,042
Knowles Corporation †	302	5,128
Luna Innovations Incorporated †	7,268	72,862
Methode Electronics Incorporated	7,646	267,763
MTS Systems Corporation	2,047	71,706
nLight Incorporated †	2,854	85,677
Novanta Incorporated †	3,264	391,615
OSI Systems Incorporated †	1,425	125,543
PC Connection Incorporated	1,163	53,091
Plexus Corporation †	5,065	378,406
Rogers Corporation †	1,210	177,761

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Sanmina Corporation †	15,072	$479,516
ScanSource Incorporated †	2,728	68,473
TTM Technologies Incorporated †	21,355	278,896
Vishay Intertechnology Incorporated	21,588	417,944
		5,694,179

IT Services: 1.86%
Cardtronics Incorporated Class A †	8,398	203,903
Conduent Incorporated †	42,486	179,291
CSG Systems International Incorporated	2,485	107,799
ESC Incorporated (a)	6,981	0
Evertec Incorporated	8,277	307,656
EVO Payments Incorporated Class A †	3,591	90,278
ExlService Holdings Incorporated †	3,019	251,362
GreenSky Incorporated Class A †	4,448	18,948
Hackett Group Incorporated	2,689	37,861
I3 Verticals Incorporated Class A †	105	2,930
Information Services Group Incorporated †	58,685	177,229
International Money Express Incorporated †	2,454	38,626
KBR Incorporated	15,312	425,214
Limelight Networks Incorporated †	12,522	55,472
LiveRamp Holdings Incorporated †	4,400	257,444
ManTech International Corporation Class A	3,900	300,183
Mastech Holdings Incorporated †	14,290	254,362
MAXIMUS Incorporated	5,685	408,240
Moneygram International Incorporated †	17,511	118,725
NIC Incorporated	7,756	181,762
Perficient Incorporated †	3,836	174,653
Perspecta Incorporated	6,473	145,125
PFSweb Incorporated †	31,836	216,166
ServiceSource International Incorporated †	18,790	28,937
Sykes Enterprises Incorporated †	7,572	284,934
TTEC Holdings Incorporated	1,272	86,064
Tucows Incorporated Class A †	62	4,495
Unisys Corporation †	7,238	105,530
Verra Mobility Corporation †	5,696	69,491
		4,532,680

Semiconductors & Semiconductor Equipment: 3.13%
Advanced Energy Industries Incorporated †	3,931	379,184
Alpha & Omega Semiconductor Limited †	4,057	100,776
Amkor Technology Incorporated †	26,933	396,992
Axcelis Technologies Incorporated †	10,186	274,818
Brooks Automation Incorporated	6,591	481,077
Ceva Incorporated †	2,372	93,172
CMC Materials Incorporated	2,807	433,064
Cohu Incorporated	1,283	36,424
Cyberoptics Corporation †	2,361	63,180
Diodes Incorporated †	4,568	310,441
FormFactor Incorporated †	10,904	447,064
Ichor Holdings Limited †	11,094	353,899
Lattice Semiconductor Corporation †	16,108	674,120
MACOM Technology Solutions Holdings Incorporated †	5,755	257,133
Maxeon Solar Technologies Limited †	4,914	120,000
MaxLinear Incorporated Class A †	5,006	156,438
Neophotonics Corporation †	5,168	41,654
NVE Corporation	1,758	89,992
Photronics Incorporated †	6,689	77,526
Power Integrations Incorporated	7,625	544,349
Rambus Incorporated †	5,075	79,779
Semtech Corporation †	6,578	443,818
Silicon Laboratories Incorporated †	2,228	261,144
Smart Global Holdings Incorporated †	1,491	45,759
SunPower Corporation	12,616	279,571
Synaptics Incorporated †	7,760	603,495

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings Incorporated †	13,801	$436,664
Veeco Instruments Incorporated †	8,153	135,503
		7,617,036

Software: 5.33%
A10 Networks Incorporated †	32,233	257,219
ACI Worldwide Incorporated †	11,470	373,693
Agilysys Incorporated †	1,774	66,277
Alarm.com Holdings Incorporated †	6,078	461,381
Altair Engineering Incorporated Class A †	3,776	203,526
American Software Incorporated Class A	7,591	124,644
AppFolio Incorporated Class A †	1,725	281,054
Appian Corporation †	2,517	352,380
Arlo Technologies Incorporated †	12,976	68,254
Asure Software Incorporated †	3,826	29,613
Avaya Holdings Corporation †	21,983	409,104
Blackbaud Incorporated	2,994	164,939
BlackLine Incorporated †	433	53,216
Bottomline Technologies (DE) Incorporated †	5,174	236,141
Box Incorporated Class A †	9,657	180,489
Cerence Incorporated †	5,893	534,790
ChannelAdvisor Corporation †	20,725	305,694
Cloudera Incorporated †	11,630	135,838
CommVault Systems Incorporated †	5,247	250,597
Cornerstone OnDemand Incorporated †	159	7,020
Digital Turbine Incorporated †	13,340	600,033
Domo Incorporated Class B †	7,748	294,347
Ebix Incorporated	2,923	99,411
eGain Corporation †	2,245	25,458
Envestnet Incorporated †	4,899	393,194
Intelligent Systems Corporation †	2,169	85,177
J2 Global Incorporated †	5,242	469,736
MicroStrategy Incorporated Class A †	1,724	590,935
Mimecast Limited †	4,923	221,437
Mitek Systems Incorporated †	11,968	140,983
MobileIron Incorporated †	12,532	88,225
Model N Incorporated †	2,969	102,312
OneSpan Incorporated †	3,507	69,368
Park City Group Incorporated †	25,206	118,216
Ping Identity Holding Corporation †	3,964	89,150
Progress Software Corporation	7,165	287,317
PROS Holdings Incorporated †	1,651	70,811
Q2 Holdings Incorporated †	2,289	259,504
Qad Incorporated Class A	2,989	171,359
Qualys Incorporated †	4,717	448,162
Rapid7 Incorporated †	4,014	300,809
Rimini Street Incorporated †	40,564	176,859
SailPoint Technologies Holdings Incorporated †	7,423	345,615
Sapiens International Corporation	7,828	233,666
Seachange International Incorporated †	3,263	3,150
Secureworks Corporation Class A †	25,820	291,508
Shotspotter Incorporated †	3,096	102,694
Smith Micro Software Incorporated †	3,560	19,153
SPS Commerce Incorporated †	5,752	592,859
SVMK Incorporated †	9,401	200,053
Synchronoss Technologies Incorporated †	4,361	12,909
Tenable Holdings Incorporated †	5,761	207,454
Upland Software Incorporated †	448	20,496
Varonis Systems Incorporated †	2,945	355,285
Verint Systems Incorporated †	8,227	468,610
Veritone Incorporated †	7,115	189,330
Workiva Incorporated †	1,396	104,686
Xperi Holding Corporation	9,334	178,093
Yext Incorporated †	786	14,942
Zix Corporation †	7,005	50,436
		12,989,611

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Technology Hardware, Storage & Peripherals: 0.06%
Avid Technology Incorporated †	6,908	$83,932
Diebold Nixdorf Incorporated †	7,202	68,203
		152,135

Materials: 4.01%
Chemicals: 1.98%
Advansix Incorporated †	2,933	52,119
American Vanguard Corporation	38	576
Avient Corporation	6,851	250,404
Balchem Corporation	1,883	195,248
Chase Corporation	183	19,389
Ferro Corporation †	14,978	214,335
Futurefuel Corporation	7,658	91,819
GCP Applied Technologies Incorporated †	7,861	184,655
Hawkins Incorporated	4,337	217,631
HB Fuller Company	7,227	378,189
Ingevity Corporation †	4,259	283,564
Innospec Incorporated	2,479	203,997
Kooper Holdings Incorporated †	15,328	414,929
Kraton Performance Polymers Incorporated †	10,584	285,768
Kronos Worldwide Incorporated	6,802	93,528
Livent Corporation †	8,249	125,137
Minerals Technologies Incorporated	5,435	329,741
Orion Engineered Carbons SA	18,943	294,753
Rayonier Advanced Materials Incorporated †	4,309	27,879
Sensient Technologies Corporation	3,856	276,552
Stepan Company	3,470	403,075
Trinseo SA	5,494	208,717
Tronox Holdings plc Class A	20,965	265,207
		4,817,212

Construction Materials: 0.12%
Forterra Incorporated †	11,716	217,332
Summit Materials Incorporated Class A †	3,876	73,644
		290,976

Containers & Packaging: 0.19%
Greif Incorporated Class A	2,759	134,115
Myers Industries Incorporated	7,461	126,762
O-I Glass Incorporated	16,347	185,048
UFP Technologies Incorporated †	727	32,039
		477,964

Metals & Mining: 1.37%
Alcoa Corporation †	11,370	226,263
Arconic Corporation †	9,987	274,742
Caledonia Mining Corporation plc	3,876	55,931
Century Aluminum Company †	5,128	52,049
Cleveland Cliffs Incorporated	21,147	232,828
Coeur D’alene Mines Corporation †	22,841	161,943
Commercial Metals Company	12,428	247,441
Compass Minerals International Incorporated	3,898	243,469
Hecla Mining Company	58,825	281,184
Kaiser Aluminum Corporation	253	19,729
Materion Corporation	2,107	122,838
NovaGold Resources Incorporated †	2,748	27,370
Olympic Steel Incorporated	8,696	129,049
Ryerson Holding Corporation †	35,274	378,843
Schnitzer Steel Industries Incorporated Class A	3,043	77,962
Warrior Met Coal Incorporated	11,089	193,170

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Metals & Mining (continued)
Worthington Industries Incorporated	11,676	$603,883
		3,328,694

Paper & Forest Products: 0.35%
Boise Cascade Company	6,422	277,752
Clearwater Paper Corporation †	1,652	57,671
Domtar Corporation	1,255	37,776
Louisiana-Pacific Corporation	11,384	389,674
Schweitzer-Mauduit International Incorporated	1,397	48,588
Verso Corporation Class A	3,375	36,484
		847,945

Real Estate: 6.31%
Equity REITs: 5.54%
Agree Realty Corporation	4,395	289,631
Alexander & Baldwin Incorporated	1,848	28,921
Alexander’s Incorporated	224	61,233
Alpine Income Property Trust REIT	1,467	23,487
American Assets Trust Incorporated	628	18,017
American Finance Trust Incorporated	24,348	179,688
Bluerock Residential Growth REIT Incorporated	10,833	110,497
BRT Apartments Corporation REIT	12,335	161,095
CareTrust REIT Incorporated	14,417	280,122
Catchmark Timber Trust Incorporated Class A	2,479	23,774
CIM Commercial Trust Corporation REIT	5,322	64,769
Clipper Realty Incorporated	1,528	9,703
Community Healthcare Trust Incorporated	2,473	111,681
CoreCivic Incorporated	45,599	323,297
DiamondRock Hospitality Company	23,996	180,450
Easterly Government Properties Incorporated	7,926	171,677
EastGroup Properties Incorporated	3,951	538,640
Essential Properties Realty Trust Incorporated	7,465	153,331
Farmland Partners REIT Incorporated	2,791	22,272
Four Corners Property Trust Incorporated	12,440	348,444
Front Yard Residential Corporation REIT	1,263	20,612
Getty Realty Corporation	8,557	242,933
Gladstone Land REIT Corporation	1,876	27,296
Global Medical REIT Incorporated	930	12,732
Global Net Lease Incorporated	10,214	170,472
Healthcare Realty Trust Incorporated	10,804	318,718
Hersha Hospitality Trust Class A	9,056	73,354
Independence Realty Trust Incorporated	11,739	151,198
Industrial Logistics Properties Trust	8,405	182,641
Innovative Industrial Properties Incorporated	3,759	577,608
Investors Real Estate Trust	3,520	244,288
iStar Financial Incorporated	186	2,623
Kite Realty Group Trust	12,846	184,982
Lexington Corporate Properties Trust	51,876	529,654
LTC Properties Incorporated	9,152	338,990
Monmouth Real Estate Investment Corporation	8,877	131,646
National Health Investors Incorporated	6,443	416,604
National Storage Affiliates Trust	6,207	210,914
New Senior Investment Group Incorporated	29,356	162,339
New York REIT Liquidating LLC (a)‡	4,209	69,902
NexPoint Residential Trust Incorporated	3,996	177,063
Office Properties Income Trust	7,509	171,581
One Liberty Properties Incorporated	5,022	89,291
Pebblebrook Hotel Trust	8,192	151,552
Physicians Realty Trust	24,015	416,660
Piedmont Office Realty Trust Incorporated Class A	25,314	395,658
PotlatchDeltic Corporation	9,512	442,688
QTS Realty Trust Incorporated Class A	7,000	415,870
Retail Opportunity Investment Corporation	16,603	215,507
Retail Properties of America Incorporated Class A	23,907	193,647
Retail Value Incorporated	6,662	102,595

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Equity REITs (continued)
RLJ Lodging Trust	16,177	$199,462
RPT Realty	33,714	247,124
Ryman Hospitality Properties Incorporated	2,396	153,799
Sabra Health Care REIT Incorporated	28,517	469,960
Safehold Incorporated REIT	1,937	131,852
Seritage Growth Property Class A †	2,644	43,520
SITE Centers Corporation	31,378	316,604
STAG Industrial Incorporated	12,903	384,251
Terreno Realty Corporation	7,758	449,499
The Geo Group Incorporated	40,504	382,763
The Macerich Company	15,423	154,230
Uniti Group Incorporated	18,050	185,554
Universal Health Realty Income Trust	888	53,662
Urban Edge Properties	11,588	150,412
Urstadt Biddle Properties Incorporated	3,070	43,103
Washington REIT	2,260	52,455
Whitestone REIT	16,042	120,636
		13,481,233

Real Estate Management & Development: 0.77%
Cushman & Wakefield plc †	11,921	177,623
eXp World Holdings Incorporated †	4,834	257,797
Fathom Holdings Incorporated †	6,300	139,860
Kennedy Wilson Holdings Incorporated	4,632	74,019
Newmark Group Incorporated Class A	16,042	112,615
RE/MAX Holdings Incorporated Class A	2,736	85,637
Realogy Holdings Corporation †	15,825	194,806
Redfin Corporation †	11,384	545,180
The RMR Group Incorporated Class A	2,289	84,785
The St. Joe Company	6,196	204,530
		1,876,852

Utilities: 2.71%
Electric Utilities: 0.39%
ALLETE Incorporated	1,728	97,183
Genie Energy Limited Class B	19,124	158,729
MGE Energy Incorporated	1,348	92,567
Otter Tail Corporation	736	29,308
Portland General Electric Company	6,128	253,577
Spark Energy Incorporated Class A	33,992	315,446
		946,810

Gas Utilities: 0.91%
Brookfield Infrastructure Corporation Class A	6,172	411,364
Chesapeake Utilities Corporation	1,652	171,825
New Jersey Resources Corporation	7,079	233,819
Northwest Natural Holding Company	2,776	133,026
ONE Gas Incorporated	5,202	411,894
RGC Resources Incorporated	4,136	100,339
South Jersey Industries Incorporated	10,273	236,484
Southwest Gas Holdings Incorporated	5,673	364,490
Spire Incorporated	2,493	159,452
		2,222,693

Independent Power & Renewable Electricity Producers: 0.58%
Atlantic Power Corporation †	17,413	35,871
Brookfield Renewable Corporation Class A	2,355	186,398
Clearway Energy Incorporated Class A	11,432	310,264
Clearway Energy Incorporated Class C	16,402	480,087

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio

	Shares	Value
Independent Power & Renewable Electricity Producers (continued)
Ormat Technologies Incorporated	4,130	$325,485
Sunnova Energy International †	2,031	82,276
		1,420,381

Multi-Utilities: 0.48%
Avista Corporation	7,574	284,176
Black Hills Corporation	7,564	460,118
Northwestern Corporation	7,220	418,760
		1,163,054

Water Utilities: 0.35%
American States Water Company	3,000	221,460
Artesian Resources Corporation Class A	2,476	91,538
California Water Service Group	3,049	150,865
Middlesex Water Company	2,023	138,555
Pure Cycle Corporation †	1,703	16,247
SJW Corporation	454	29,782
York Water Company	4,655	209,661
		858,108

Total Common Stocks (Cost $185,498,314)		235,006,010

		Expiration date
Rights: 0.00%
Financials: 0.00%
Thrifts & Mortgage Finance: 0.00%
NewStar Financial Incorporated †(a)		12-26-2027	9,129	0

Health Care: 0.00%
Pharmaceuticals: 0.00%
Elanco Animal Health Incorporated †(a)		12-31-2021	8,956	0

Total Rights (Cost $225)				0

Warrants: 0.00%
Energy: 0.00%
Energy Equipment & Services: 0.00%
Parker Drilling Company †(a)		9-26-2024	373	0

Oil, Gas & Consumable Fuels: 0.00%
Battalion Oil Corporation †(a)		10-08-2022	375	0
Battalion Oil Corporation †(a)		10-08-2022	300	0
Battalion Oil Corporation †(a)		10-08-2022	482	0
Total Warrants (Cost $0)				0

	Yield
Short-Term Investments: 2.97%
Investment Companies: 2.97%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.02%		7,243,369	7,243,369

Total Short-Term Investments (Cost $7,243,369)				7,243,369

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

		Value
Total investments in securities (Cost $192,741,908)	99.47%	$242,249,379
Other assets and liabilities, net	0.53	1,284,627

Total net assets	100.00%	$243,534,006

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT Real	estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini Russell 2000	95	12-18-2020	$8,797,293	$8,645,475	$0	$(151,818)

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$6,867,519	$107,342,023	$(106,966,173)	0	0	$7,243,369	2.97%	7,243,369	$13,395

Wells Fargo Factor Enhanced U.S. Small Cap Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,540,765	$0	$38,410	$5,579,175
Consumer discretionary	31,929,408	0	0	31,929,408
Consumer staples	6,474,133	0	0	6,474,133
Energy	5,539,389	0	0	5,539,389
Financials	34,457,726	0	0	34,457,726
Health care	52,717,072	0	0	52,717,072
Industrials	33,943,048	0	0	33,943,048
Information technology	32,634,137	0	0	32,634,137
Materials	9,762,791	0	0	9,762,791
Real estate	15,288,183	0	69,902	15,358,085
Utilities	6,611,046	0	0	6,611,046
Rights
Financials	0	0	0	0
Health care	0	0	0	0
Warrants
Energy	0	0	0	0
Short-term investments
Investment companies	7,243,369	0	0	7,243,369

Total assets	$242,141,067	$0	$108,312	$242,249,379

Liabilities
Futures contracts	$151,818	$0	$0	$151,818

Total Liabilities	$151,818	$0	$0	$151,818

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of November 30, 2020, the Portfolio had segregated $1,348,848 as cash collateral for these open futures contracts.

For the nine months ended November 30, 2020, the Portfolio had no material transfers into/out of Level 3.

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 80.46%
Communication Services : 12.59%
Diversified Telecommunication Services : 1.89%
CenturyLink Incorporated	5.80%	3-15-2022	$240,000	$249,598
Level 3 Financing Incorporated	5.38	1-15-2024	200,000	201,400
Lumen Technologies Incorporated	6.88	1-15-2028	200,000	229,500
Zayo Group LLC 144A	4.00	3-1-2027	260,000	258,671
				939,169

Entertainment : 1.30%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	200,000	198,500
Netflix Incorporated	4.88	4-15-2028	220,000	251,900
WMG Acquisition Corporation 144A	3.00	2-15-2031	200,000	194,626
				645,026

Interactive Media & Services : 0.42%
Match Group Incorporated 144A	5.00	12-15-2027	200,000	211,500

Media : 8.04%
CCO Holdings LLC 144A	5.88	5-1-2027	300,000	313,275
Clear Channel Worldwide Holdings Incorporated	9.25	2-15-2024	290,000	289,638
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	211,100
CSC Holdings LLC 144A	5.75	1-15-2030	200,000	215,798
Diamond Sports Group LLC 144A	5.38	8-15-2026	270,000	209,250
DISH DBS Corporation	5.88	7-15-2022	200,000	210,056
DISH DBS Corporation	5.88	11-15-2024	200,000	212,707
Gray Television Incorporated 144A	5.88	7-15-2026	200,000	209,000
iHeartCommunications Incorporated	6.38	5-1-2026	340,000	359,975
Lamar Media Corporation	3.75	2-15-2028	200,000	202,000
Meredith Corporation	6.88	2-1-2026	200,000	199,000
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	200,000	213,250
QVC Incorporated	4.75	2-15-2027	210,000	216,680
Radiate Holdco LLC 144A	4.50	9-15-2026	210,000	218,400
Sinclair Television Group Incorporated 144A	5.50	3-1-2030	200,000	200,250
Sirius XM Radio Incorporated 144A	5.00	8-1-2027	300,000	315,666
Univision Communications Incorporated 144A	5.13	2-15-2025	200,000	201,250
				3,997,295

Wireless Telecommunication Services : 0.94%
Sprint Capital Corporation	6.88	11-15-2028	200,000	259,740
T-Mobile USA Incorporated	4.50	2-1-2026	200,000	205,400
				465,140

Consumer Discretionary : 13.03%
Auto Components : 1.28%
Allison Transmission Incorporated 144A	5.88	6-1-2029	200,000	223,000
Clarios Global LP 144A	6.25	5-15-2026	200,000	212,500
Goodyear Tire & Rubber Company	5.13	11-15-2023	200,000	200,160
				635,660

Automobiles : 1.15%
Ford Motor Company	9.00	4-22-2025	300,000	364,569
Tesla Incorporated 144A	5.30	8-15-2025	200,000	208,190
				572,759

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure : 6.12%
Boyd Gaming Corporation	6.00%	8-15-2026	$200,000	$208,250
Caesars Resort Collection LLC 144A	5.25	10-15-2025	200,000	200,000
Caesars Resort Collection LLC 144A	5.75	7-1-2025	240,000	254,100
Carnival Corporation 144A	9.88	8-1-2027	230,000	269,675
Cedar Fair LP	5.25	7-15-2029	200,000	205,000
Golden Nugget Incorporated 144A	6.75	10-15-2024	300,000	293,250
Hilton Domestic Operating Company	4.25	9-1-2024	200,000	202,126
MGM Resorts International	4.63	9-1-2026	154,000	157,850
Scientific Games International Incorporated 144A	5.00	10-15-2025	210,000	216,038
Six Flags Entertainment Company 144A	4.88	7-31-2024	200,000	199,248
Wyndham Destinations Incorporated 144A	4.63	3-1-2030	200,000	206,812
Wynn Las Vegas LLC 144A	5.50	3-1-2025	200,000	204,000
Wynn Resorts Finance LLC 144A	5.13	10-1-2029	200,000	203,550
Yum! Brands Incorporated 144A	7.75	4-1-2025	200,000	221,500
				3,041,399

Household Durables : 0.68%
Newell Brands Incorporated	4.35	4-1-2023	101,000	106,297
Taylor Morrison Communities Incorporated 144A	5.13	8-1-2030	210,000	233,625
				339,922

Leisure Products : 0.83%
Mattel Incorporated 144A	6.75	12-31-2025	200,000	210,340
Sabre Global Corporation 144A	5.25	11-15-2023	200,000	201,250
				411,590

Multiline Retail : 0.40%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	197,375

Specialty Retail : 1.81%
ABC Supply Company Incorporated 144A	4.00	1-15-2028	200,000	207,500
L Brands Incorporated	6.88	11-1-2035	260,000	283,075
PetSmart Incorporated 144A	7.13	3-15-2023	200,000	197,490
Staples Incorporated 144A	7.50	4-15-2026	210,000	211,575
				899,640

Textiles, Apparel & Luxury Goods : 0.76%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	210,250
Wolverine World Wide Incorporated 144A	8.50	11-15-2024	200,000	167,750
				378,000

Consumer Staples : 3.68%
Food & Staples Retailing : 1.49%
Albertsons Companies Incorporated 144A	4.63	1-15-2027	290,000	305,701
Albertsons Companies Incorporated 144A	7.50	3-15-2026	200,000	224,500
Performance Food Group Company 144A	5.50	10-15-2027	200,000	212,750
				742,951

Food Products : 2.19%
Kraft Heinz Foods Company	4.38	6-1-2046	400,000	426,633
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	208,000
Post Holdings Incorporated 144A	5.50	12-15-2029	230,000	249,550
US Foods Incorporated 144A	5.88	6-15-2024	200,000	202,750
				1,086,933

2

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy : 12.07%
Energy Equipment & Services : 0.81%
Hilcorp Energy Company 144A	5.75%	10-1-2025	$200,000	$195,500
USA Compression Partners LP	6.88	4-1-2026	200,000	206,940
				402,440

Oil, Gas & Consumable Fuels : 11.26%
Antero Midstream Partners LP 144A	5.75	1-15-2028	200,000	180,000
Antero Resources Corporation	5.13	12-1-2022	220,000	209,000
Apache Corporation	5.10	9-1-2040	260,000	266,825
Buckeye Partners LP	5.85	11-15-2043	200,000	186,000
Callon Petroleum Company	6.13	10-1-2024	500,000	215,000
Cheniere Energy Partners LP	4.50	10-1-2029	210,000	218,824
CrownRock LP 144A	5.63	10-15-2025	200,000	203,550
DCP Midstream Operating Company	5.38	7-15-2025	280,000	302,050
Endeavor Energy Resource 144A	5.50	1-30-2026	200,000	205,750
EnLink Midstream Partners LP	5.45	6-1-2047	350,000	259,000
EQM Midstream Partners	5.50	7-15-2028	200,000	212,708
EQM Midstream Partners LP	4.75	7-15-2023	200,000	204,000
EQT Corporation	7.88	2-1-2025	200,000	229,000
Genesis Energy Company	6.25	5-15-2026	210,000	192,150
Moss Creek Resources Holdings Incorporated 144A	10.50	5-15-2027	200,000	139,000
Murphy Oil Corporation	6.88	8-15-2024	200,000	198,000
Occidental Petroleum Corporation	2.70	2-15-2023	200,000	192,565
Occidental Petroleum Corporation	4.30	8-15-2039	200,000	165,000
Peabody Energy Corporation 144A	6.38	3-31-2025	200,000	50,000
Range Resources Corporation	4.88	5-15-2025	200,000	185,710
SM Energy Company	6.75	9-15-2026	200,000	112,000
Southwestern Energy Company	7.75	10-1-2027	200,000	211,000
Sunoco Lp/Finance Corporation Company 144A	4.50	5-15-2029	280,000	289,450
Tallgrass Energy Partners LP 144A	5.50	1-15-2028	200,000	190,500
Targa Resources Partners Company	5.88	4-15-2026	260,000	273,650
Transocean Incorporated Company 144A	11.50	1-30-2027	112,000	57,400
Western Midstream Operating LP	5.05	2-1-2030	220,000	234,970
WPX Energy Incorporated	5.25	9-15-2024	200,000	214,000
				5,597,102

Financials : 5.17%
Banks : 0.44%
CIT Group Incorporated	5.00	8-1-2023	200,000	217,250

Capital Markets : 0.54%
MSCI Incorporated 144A	4.75	8-1-2026	260,000	269,750

Consumer Finance : 1.66%
Curo Group Holdings Corporation 144A	8.25	9-1-2025	200,000	170,000
Navient Corporation	6.75	6-25-2025	200,000	215,380
Navient Corporation	7.25	9-25-2023	200,000	218,000
OneMain Financial Incorporated	8.88	6-1-2025	200,000	223,500
				826,880

Diversified Financial Services : 0.43%
Refinitiv U.S Holdings Company 144A	6.25	5-15-2026	200,000	213,500

Insurance : 0.83%
Acrisure LLC 144A	7.00	11-15-2025	200,000	205,000

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
HUB International Limited 144A	7.00%	5-1-2026	$200,000	$208,750
				413,750

Mortgage REITs : 0.41%
Starwood Property Trust Incorporated	5.00	12-15-2021	200,000	203,000

Thrifts & Mortgage Finance : 0.86%
Nationstar Mortgage Holdings Incorporated 144A	9.13	7-15-2026	200,000	214,750
Quicken Loans Incorporated 144A	5.25	1-15-2028	200,000	212,000
				426,750

Health Care : 6.02%
Health Care Providers & Services : 4.93%
Centene Corporation	3.00	10-15-2030	210,000	221,057
Community Health Systems Incorporated 144A	6.63	2-15-2025	200,000	203,480
Davita Incorporated 144A	3.75	2-15-2031	260,000	259,025
Encompass Health Corporation	4.63	4-1-2031	220,000	234,619
Envision Healthcare Corporation 144A	8.75	10-15-2026	200,000	118,576
HCA Incorporated	5.88	5-1-2023	220,000	240,625
Molina Healthcare Incorporated 144A	4.38	6-15-2028	200,000	210,100
MPT Operating Partnership LP	5.00	10-15-2027	200,000	211,762
RegionalCare Hospital Partners 144A	9.75	12-1-2026	200,000	219,816
Tenet Healthcare Corporation	5.13	5-1-2025	300,000	302,985
Tenet Healthcare Corporation 144A	6.25	2-1-2027	220,000	230,450
				2,452,495

Health Care Technology : 0.42%
IQVIA Incorporated 144A	5.00	5-15-2027	200,000	210,500

Pharmaceuticals : 0.67%
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	300,000	330,000

Industrials : 7.30%
Aerospace & Defense : 1.31%
Spirit AeroSystems Holdings Incorporated	4.60	6-15-2028	250,000	241,003
TransDigm Group Incorporated	6.38	6-15-2026	200,000	207,550
TransDigm Group Incorporated	6.50	7-15-2024	200,000	203,000
				651,553

Air Freight & Logistics : 0.43%
XPO Logistics Incorporated 144A	6.25	5-1-2025	200,000	214,250

Airlines : 0.33%
American Airlines Group Company 144A	5.00	6-1-2022	200,000	165,500

Commercial Services & Supplies : 1.96%
ADT Corporation	4.13	6-15-2023	200,000	210,750
APTIM Corporation 144A	7.75	6-15-2025	200,000	149,000
Aramark Services Incorporated 144A	5.00	2-1-2028	200,000	210,050
Prime Security Services Borrower LLC 144A	5.25	4-15-2024	200,000	212,000
West Corporation Company 144A	8.50	10-15-2025	200,000	191,250
				973,050

Construction & Engineering : 1.12%
AECOM	5.88	10-15-2024	210,000	233,100

4

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Construction & Engineering (continued)
United Rentals North America Incorporated	5.50%	5-15-2027	$300,000	$322,688
				555,788

Electrical Equipment : 0.92%
Allied Universal Security Services 144A	9.75	7-15-2027	200,000	221,804
Wesco Distribution Incorporated Company 144A	7.25	6-15-2028	210,000	235,922
				457,726

Trading Companies & Distributors : 1.23%
Beacon Escrow Corporation 144A	4.88	11-1-2025	200,000	202,700
FXI Holdings Incorporated 144A	7.88	11-1-2024	200,000	200,500
Herc Holdings Incorporated 144A	5.50	7-15-2027	200,000	210,750
				613,950

Information Technology : 4.68%
Communications Equipment : 1.25%
CommScope Incorporated 144A	6.00	3-1-2026	200,000	211,000
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	200,000	199,000
Viasat Incorporated 144A	5.63	4-15-2027	200,000	210,000
				620,000

Electronic Equipment, Instruments & Components : 0.44%
CDW LLC	5.50	12-1-2024	200,000	221,000

Software : 1.71%
CDK Global Incorporated 144A	5.25	5-15-2029	200,000	219,500
J2 Global Company 144A	4.63	10-15-2030	200,000	207,470
Solera Finance Incorporated 144A	10.50	3-1-2024	200,000	208,000
SS&C Technologies Incorporated 144A	5.50	9-30-2027	200,000	213,978
				848,948

Technology Hardware, Storage & Peripherals : 1.28%
EMC Corporation	3.38	6-1-2023	200,000	206,500
NCR Corporation 144A	5.75	9-1-2027	200,000	210,500
Western Digital Corporation	4.75	2-15-2026	200,000	218,438
				635,438

Materials : 7.02%
Chemicals : 1.25%
Chemours Company	6.63	5-15-2023	200,000	203,540
Olin Corporation	5.00	2-1-2030	200,000	208,000
Tronox Incorporated 144A	6.50	4-15-2026	200,000	207,746
				619,286

Construction Materials : 0.63%
Standard Industries Incorporated 144A	5.00	2-15-2027	300,000	314,625

Containers & Packaging : 3.03%
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	200,000	208,570
Ball Corporation	5.25	7-1-2025	200,000	229,502
Berry Global Incorporated 144A	5.63	7-15-2027	200,000	213,000
Crown Americas Capital Corporation IV	4.50	1-15-2023	200,000	211,000

5

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Flex Acquisition Company Incorporated 144A	6.88%	1-15-2025	$200,000	$204,936
Mauser Packaging Solutions Holding Company 144A	5.50	4-15-2024	210,000	212,625
Sealed Air Corporation 144A	5.50	9-15-2025	200,000	224,227
				1,503,860

Metals & Mining : 2.11%
Cleveland-Cliffs Incorporated	5.75	3-1-2025	200,000	199,000
Freeport-McMoRan Incorporated	5.40	11-14-2034	200,000	247,750
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	200,000	206,254
Novelis Corporation 144A	4.75	1-30-2030	200,000	212,296
United States Steel Corporation	6.88	8-15-2025	200,000	186,000
				1,051,300

Real Estate : 4.65%
Equity REITs : 3.60%
ESH Hospitality Incorporated 144A	5.25	5-1-2025	200,000	205,000
Iron Mountain Incorporated 144A	5.00	7-15-2028	220,000	228,250
iStar Incorporated	4.25	8-1-2025	200,000	194,500
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	316,500
SBA Communications Corporation	4.88	9-1-2024	200,000	204,936
Service Properties Trust Company	4.38	2-15-2030	210,000	196,980
Uniti Group Incorporated 144A	6.00	4-15-2023	200,000	204,250
VICI Properties Incorporated 144A	4.25	12-1-2026	230,000	238,625
				1,789,041

Real Estate Management & Development : 1.05%
Icahn Enterprises Company	6.25	2-1-2022	300,000	301,692
Realogy Group LLC 144A	9.38	4-1-2027	200,000	219,045
				520,737

Utilities : 4.25%
Electric Utilities : 1.67%
FirstEnergy Transmission LLC 144A	5.45	7-15-2044	200,000	249,497
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	200,000	219,000
NRG Energy Incorporated	5.75	1-15-2028	200,000	218,270
Talen Energy Supply LLC	6.50	6-1-2025	200,000	143,000
				829,767

Gas Utilities : 0.44%
AmeriGas Partners LP	5.63	5-20-2024	200,000	218,000

Independent Power & Renewable Electricity Producers : 2.14%
Calpine Corporation 144A	5.00	2-1-2031	390,000	410,963
TerraForm Power Operating LLC 144A	4.75	1-15-2030	220,000	238,700
The AES Corporation	5.50	4-15-2025	200,000	206,140
Vistra Operations Company LLC 144A	5.63	2-15-2027	200,000	211,260
				1,067,063

Total Corporate Bonds and Notes (Cost $39,085,610)				39,998,658

6

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 17.11%

Communication Services : 4.43%

Diversified Telecommunication Services : 1.74%
Altice France SA 144A	7.38%	5-1-2026	$300,000	$315,000
Telecom Italia Capital SpA	6.00	9-30-2034	200,000	236,594
Virgin Media Finance plc 144A	4.50	8-15-2030	300,000	314,475
				866,069

Media : 1.32%
Altice Finco SA 144A	5.00	1-15-2028	230,000	234,915
Videotron Limited 144A	5.13	4-15-2027	200,000	211,750
Ziggo BV 144A	4.88	1-15-2030	200,000	210,050
				656,715

Wireless Telecommunication Services : 1.37%
C&W Senior Financing Designated Activity 144A	6.88	9-15-2027	200,000	215,676
VEON Holdings BV 144A	4.00	4-9-2025	210,000	220,714
Vodafone Group plc (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +4.87%) ±	7.00	4-4-2079	200,000	245,840
				682,230

Consumer Discretionary : 3.31%
Auto Components : 0.40%
Adient Global Holdings Limited 144A	4.88	8-15-2026	200,000	201,500

Automobiles : 0.80%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	200,000	214,500
Jaguar Land Rover Automotive plc 144A	4.50	10-1-2027	200,000	182,798
				397,298

Hotels, Restaurants & Leisure : 1.72%
International Game Technology plc 144A	6.25	1-15-2027	200,000	222,550
Melco Resorts & Entertainment Limited 144A	5.38	12-4-2029	200,000	205,122
Royal Caribbean Cruises LTD	5.25	11-15-2022	210,000	206,850
Wynn Macau Limited 144A	5.13	12-15-2029	220,000	220,550
				855,072

Leisure Products : 0.39%
VOC Escrow Limited 144A	5.00	2-15-2028	200,000	194,000

Consumer Staples : 0.45%
Food Products : 0.45%
JBS USA Finance Incorporated 144A	6.75	2-15-2028	200,000	222,500

Energy : 1.18%
Oil, Gas & Consumable Fuels : 1.18%
Cenovus Energy Incorporated	4.25	4-15-2027	230,000	245,132
MEG Energy Corporation 144A	7.00	3-31-2024	200,000	201,000
Weatherford International Limited 144A	11.00	12-1-2024	200,000	139,000
				585,132

7

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo High Yield Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Financials : 2.80%
Banks : 1.49%
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88%	12-1-2032	$220,000	$226,123
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	260,000	294,735
UniCredit SpA (USD ICE Swap Rate 11:00am NY 5 Year +3.70%) 144A±	5.86	6-19-2032	200,000	220,779
				741,637

Diversified Financial Services : 1.31%
Global Aircraft Leasing Company Limited 144A	6.50	9-15-2024	256,250	228,088
New Red Finance Incorporated 144A	3.88	1-15-2028	200,000	205,700
Trivium Packaging Finance BV 144A	8.50	8-15-2027	200,000	216,500
				650,288

Health Care : 1.18%
Pharmaceuticals : 1.18%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	200,000	204,462
Endo Limited 144A	6.00	7-15-2023	200,000	163,854
Endo Limited 144A	9.50	7-31-2027	200,000	220,081
				588,397

Industrials : 1.02%
Aerospace & Defense : 0.57%
Bombardier Incorporated 144A	6.00	10-15-2022	300,000	285,060

Electrical Equipment : 0.45%
Sensata Technologies BV 144A	5.00	10-1-2025	200,000	222,000

Information Technology : 0.86%
Communications Equipment : 0.44%
Nokia OYJ	4.38	6-12-2027	200,000	217,486

Software : 0.42%
Open Text Corporation 144A	5.88	6-1-2026	200,000	208,500

Materials : 1.48%
Chemicals : 0.44%
Methanex Corporation	5.25	12-15-2029	210,000	220,001

Metals & Mining : 1.04%
ArcelorMittal SA	4.55	3-11-2026	200,000	219,266
FMG Resources Proprietary Limited 144A	5.13	3-15-2023	280,000	295,050
				514,316

Real Estate : 0.40%
Real Estate Management & Development : 0.40%
Brookfield Property Partners LP 144A	4.88	2-15-2030	200,000	197,624

Total Yankee Corporate Bonds and Notes (Cost $7,982,102)				8,505,825

8

Wells Fargo High Yield Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

		Yield	Shares	Value
Short-Term Investments : 3.73%
Investment Companies : 3.73%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.02%	1,854,552	$1,854,552
Total Short-Term Investments (Cost $1,854,552)				1,854,552

Total investments in securities (Cost $48,922,264)	101.30%			50,359,035
Other assets and liabilities, net	(1.30)			(647,112)

Total net assets	100.00%			$49,711,923

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

9

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$1,339,300	$151,046,858	$(150,531,606)	$0	$0	$1,854,552	3.73%	1,854,552	$3,345

Wells Fargo High Yield Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$39,998,658	$0	$39,998,658
Yankee corporate bonds and notes	0	8,505,825	0	8,505,825
Short-term investments
Investment companies	1,854,552	0	0	1,854,552

Total assets	$1,854,552	$48,504,483	$0	$50,359,035

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes: 80.53%

Communication Services: 4.29%

Diversified Telecommunication Services: 0.82%
AT&T Incorporated	4.30%	12-15-2042	$350,000	$409,886
AT&T Incorporated	4.50	5-15-2035	230,000	278,384
AT&T Incorporated	4.90	6-15-2042	36,000	45,031
Verizon Communications Incorporated	4.13	3-16-2027	200,000	237,073
Verizon Communications Incorporated	4.67	3-15-2055	655,000	902,077
				1,872,451

Entertainment: 0.95%
Activision Blizzard Incorporated	1.35	9-15-2030	700,000	688,526
TWDC Enterprises 18 Corporation	2.55	2-15-2022	175,000	179,566
TWDC Enterprises 18 Corporation	4.13	12-1-2041	175,000	217,459
Walt Disney Company	2.20	1-13-2028	300,000	318,561
Walt Disney Company	2.65	1-13-2031	700,000	761,642
				2,165,754

Interactive Media & Services: 0.04%
Alphabet Incorporated	3.38	2-25-2024	87,000	95,252

Media: 2.04%
Charter Communications Operating LLC	4.46	7-23-2022	400,000	422,784
Charter Communications Operating LLC	4.91	7-23-2025	400,000	463,012
Comcast Corporation	1.50	2-15-2031	400,000	397,723
Comcast Corporation	2.35	1-15-2027	210,000	225,797
Comcast Corporation	4.00	11-1-2049	200,000	255,013
Discovery Communications LLC	3.95	3-20-2028	400,000	458,935
Discovery Communications LLC 144A	4.00	9-15-2055	241,000	267,926
Omnicom Group Incorporated	3.63	5-1-2022	175,000	182,808
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	267,146
Time Warner Entertainment Company LP	8.38	3-15-2023	175,000	206,238
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	327,148
ViacomCBS Incorporated	3.70	8-15-2024	350,000	383,264
ViacomCBS Incorporated	4.85	7-1-2042	140,000	169,751
ViacomCBS Incorporated	4.90	8-15-2044	350,000	427,305
ViacomCBS Incorporated	5.50	5-15-2033	140,000	176,068
				4,630,918

Wireless Telecommunication Services: 0.44%
T-Mobile USA Incorporated 144A	4.50	4-15-2050	800,000	999,640

Consumer Discretionary: 4.24%

Automobiles: 0.10%
General Motors Company	6.25	10-2-2043	175,000	236,347

Hotels, Restaurants & Leisure: 1.00%
GLP Capital LP	5.30	1-15-2029	400,000	459,200
Marriott International Incorporated	4.63	6-15-2030	400,000	461,843
McDonald’s Corporation	2.63	1-15-2022	250,000	256,353
McDonald’s Corporation	3.38	5-26-2025	245,000	272,332
McDonald’s Corporation	4.60	5-26-2045	175,000	229,012
Starbucks Corporation	4.00	11-15-2028	500,000	591,834
				2,270,574

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Household Durables: 0.11%
Whirlpool Corporation	4.00%	3-1-2024	$87,000	$95,551
Whirlpool Corporation	4.70	6-1-2022	140,000	148,625
				244,176

Internet & Direct Marketing Retail: 0.80%
Amazon.com Incorporated	4.05	8-22-2047	400,000	534,805
Amazon.com Incorporated	4.25	8-22-2057	400,000	567,802
Amazon.com Incorporated	4.95	12-5-2044	300,000	443,230
eBay Incorporated	4.00	7-15-2042	175,000	201,327
Expedia Incorporated	4.50	8-15-2024	70,000	75,425
				1,822,589

Leisure Products: 0.06%
Hasbro Incorporated	6.35	3-15-2040	108,000	137,769

Multiline Retail: 0.36%
Dollar General Corporation	3.25	4-15-2023	245,000	259,386
Kohl’s Corporation	3.25	2-1-2023	105,000	108,498
Target Corporation	2.90	1-15-2022	175,000	180,307
Target Corporation	3.63	4-15-2046	210,000	267,850
				816,041

Specialty Retail: 1.74%
AutoZone Incorporated	2.88	1-15-2023	175,000	182,207
AutoZone Incorporated	3.13	7-15-2023	105,000	111,271
Home Depot Incorporated	2.70	4-15-2030	1,300,000	1,441,079
Home Depot Incorporated	3.50	9-15-2056	260,000	319,174
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	379,516
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	144,462
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	190,404
Lowe’s Companies Incorporated	4.50	4-15-2030	300,000	370,766
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	110,246
TJX Companies Incorporated	3.88	4-15-2030	600,000	718,305
				3,967,430

Textiles, Apparel & Luxury Goods: 0.07%
Nike Incorporated	2.25	5-1-2023	70,000	73,024
Nike Incorporated	3.63	5-1-2043	70,000	85,575
				158,599

Consumer Staples: 6.95%

Beverages: 2.09%
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	245,513
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	307,719
Anheuser-Busch InBev Worldwide Incorporated	4.75	4-15-2058	400,000	527,588
Constellation Brands Incorporated	3.15	8-1-2029	300,000	332,900
Constellation Brands Incorporated	4.25	5-1-2023	360,000	391,716
Keurig Dr Pepper Incorporated	4.60	5-25-2028	700,000	846,772
PepsiCo Incorporated	2.75	3-5-2022	259,000	267,152
PepsiCo Incorporated	3.60	8-13-2042	285,000	350,463
PepsiCo Incorporated	4.00	3-5-2042	175,000	223,648
PepsiCo Incorporated	4.25	10-22-2044	140,000	183,891
The Coca-Cola Company	2.88	10-27-2025	200,000	222,135
The Coca-Cola Company	3.20	11-1-2023	280,000	304,692
The Coca-Cola Company	4.20	3-25-2050	400,000	543,942
				4,748,131

2

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing: 1.91%
Costco Wholesale Corporation	1.60%	4-20-2030	$1,000,000	$1,026,087
Sysco Corporation	3.30	7-15-2026	200,000	221,330
Sysco Corporation	5.38	9-21-2035	200,000	263,468
The Kroger Company	3.40	4-15-2022	175,000	180,901
The Kroger Company	3.85	8-1-2023	175,000	189,150
The Kroger Company	5.00	4-15-2042	175,000	231,817
The Kroger Company	5.15	8-1-2043	105,000	144,091
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	200,000	221,695
Walgreens Boots Alliance Incorporated	3.80	11-18-2024	200,000	221,828
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	300,000	344,544
Walmart Incorporated	3.40	6-26-2023	900,000	968,041
Walmart Incorporated	4.88	7-8-2040	175,000	247,946
Walmart Incorporated	5.88	4-5-2027	70,000	89,288
				4,350,186

Food Products: 1.23%
Campbell Soup Company	2.50	8-2-2022	85,000	87,664
Conagra Brands Incorporated	4.60	11-1-2025	200,000	232,861
Conagra Brands Incorporated	8.25	9-15-2030	84,000	126,000
General Mills Incorporated	3.65	2-15-2024	175,000	191,528
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	103,388
Mondelez International Incorporated	2.75	4-13-2030	1,000,000	1,094,933
Tyson Foods Incorporated	4.35	3-1-2029	300,000	364,070
Tyson Foods Incorporated	4.50	6-15-2022	350,000	368,138
Tyson Foods Incorporated	4.88	8-15-2034	175,000	231,093
				2,799,675

Household Products: 0.27%
Clorox Company	3.05	9-15-2022	113,000	117,611
Clorox Company	3.50	12-15-2024	140,000	154,962
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	110,347
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	230,231
				613,151

Personal Products: 0.09%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	206,167

Tobacco: 1.36%
Altria Group Incorporated	3.88	9-16-2046	1,000,000	1,076,380
Altria Group Incorporated	4.00	1-31-2024	62,000	68,091
Altria Group Incorporated	4.50	5-2-2043	175,000	201,183
Philip Morris International Incorporated	2.50	8-22-2022	175,000	182,150
Philip Morris International Incorporated	2.63	3-6-2023	122,000	128,629
Philip Morris International Incorporated	3.25	11-10-2024	210,000	231,228
Philip Morris International Incorporated	4.25	11-10-2044	210,000	262,591
Philip Morris International Incorporated	4.50	3-20-2042	140,000	178,518
Reynolds American Incorporated	4.45	6-12-2025	350,000	399,496
Reynolds American Incorporated	5.70	8-15-2035	210,000	265,358
Reynolds American Incorporated	6.15	9-15-2043	87,000	113,737
				3,107,361

Energy: 7.41%

Energy Equipment & Services: 0.50%
Halliburton Company	3.50	8-1-2023	350,000	371,723
Halliburton Company	3.80	11-15-2025	350,000	387,021
Halliburton Company	4.50	11-15-2041	175,000	184,750

3

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Halliburton Company	4.75%	8-1-2043	$175,000	$188,998
				1,132,492

Oil, Gas & Consumable Fuels: 6.91%
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	72,111
BP Capital Markets America Incorporated	3.00	2-24-2050	200,000	206,578
BP Capital Markets America Incorporated	3.94	9-21-2028	200,000	234,127
Chevron Corporation	3.08	5-11-2050	700,000	779,328
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	188,644
Concho Resources Incorporated	2.40	2-15-2031	800,000	835,314
ConocoPhillips Company	4.30	11-15-2044	210,000	263,495
ConocoPhillips Company	5.90	10-15-2032	175,000	234,914
ConocoPhillips Company	6.95	4-15-2029	210,000	293,001
Devon Energy Corporation	7.95	4-15-2032	150,000	199,673
Diamondback Energy Incorporated	3.50	12-1-2029	900,000	942,852
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	172,085
Energy Transfer Partners LP	4.90	2-1-2024	210,000	227,996
Energy Transfer Partners LP	5.95	10-1-2043	140,000	153,451
Energy Transfer Partners LP	7.50	7-1-2038	70,000	87,132
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	342,781
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	187,111
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	96,408
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	104,423
Exxon Mobil Corporation	2.71	3-6-2025	350,000	377,479
Exxon Mobil Corporation	3.04	3-1-2026	500,000	552,872
Hess Corporation	7.30	8-15-2031	269,000	334,842
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	184,260
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	203,417
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	182,436
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	261,409
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	86,964
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	167,500
Marathon Oil Corporation	3.85	6-1-2025	245,000	257,770
Marathon Oil Corporation	5.20	6-1-2045	140,000	153,739
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	376,278
Marathon Petroleum Corporation	3.80	4-1-2028	385,000	420,682
MidAmerican Energy Company	3.65	4-15-2029	800,000	957,107
MPLX LP	4.13	3-1-2027	200,000	225,538
MPLX LP	4.88	6-1-2025	200,000	228,412
MPLX LP	5.20	3-1-2047	220,000	259,592
Noble Energy Incorporated	3.90	11-15-2024	210,000	234,028
ONEOK Incorporated	4.00	7-13-2027	200,000	217,924
ONEOK Incorporated	4.55	7-15-2028	500,000	550,483
Phillips 66	4.65	11-15-2034	140,000	165,587
Plains All American Pipeline LP	3.60	11-1-2024	210,000	219,242
Plains All American Pipeline LP	3.85	10-15-2023	350,000	369,073
Plains All American Pipeline LP	4.90	2-15-2045	175,000	176,168
Sabine Pass Liquefaction LLC	5.00	3-15-2027	400,000	462,999
Sabine Pass Liquefaction LLC	5.63	3-1-2025	200,000	231,866
Sabine Pass Liquefaction LLC	5.88	6-30-2026	200,000	239,818
Spectra Energy Partners LP	3.38	10-15-2026	300,000	332,979
Spectra Energy Partners LP	4.75	3-15-2024	245,000	273,352
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	145,352
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	105,136
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	146,734
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	226,727
Williams Companies Incorporated	6.30	4-15-2040	273,000	356,093
Williams Partners LP	3.35	8-15-2022	175,000	182,605
Williams Partners LP	4.85	3-1-2048	200,000	239,317
				15,727,204

4

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 17.02%

Banks: 5.80%
ABB Finance (USA) Incorporated	4.38%	5-8-2042	$26,000	$34,116
Bank of America Corporation	3.25	10-21-2027	525,000	583,656
Bank of America Corporation (3 Month LIBOR +1.19%) ±	3.95	1-23-2049	200,000	251,699
Bank of America Corporation	4.18	11-25-2027	560,000	646,199
Bank of America Corporation	4.25	10-22-2026	280,000	326,778
BBVA USA	3.88	4-10-2025	250,000	277,774
Citigroup Incorporated	2.75	4-25-2022	200,000	206,222
Citigroup Incorporated	4.60	3-9-2026	200,000	234,033
Citigroup Incorporated	4.65	7-30-2045	300,000	407,880
Citigroup Incorporated	4.75	5-18-2046	300,000	396,961
Citizens Financial Group Incorporated	4.30	12-3-2025	200,000	230,520
Discover Bank	4.20	8-8-2023	310,000	339,297
Discover Bank	4.25	3-13-2026	250,000	287,358
Discover Bank	4.65	9-13-2028	250,000	297,733
Fifth Third Bancorp	3.95	3-14-2028	400,000	469,210
Huntington Bancshares Incorporated	2.30	1-14-2022	300,000	306,252
JPMorgan Chase & Company	2.95	10-1-2026	325,000	358,631
JPMorgan Chase & Company	3.20	1-25-2023	200,000	211,943
JPMorgan Chase & Company	4.13	12-15-2026	500,000	584,424
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	318,318
JPMorgan Chase & Company	7.63	10-15-2026	168,000	227,321
Key Bank NA	3.18	10-15-2027	250,000	259,522
Key Bank NA	3.30	6-1-2025	250,000	278,682
KeyCorp Incorporated	4.10	4-30-2028	400,000	471,903
MUFG Americas Holdings Corporation	3.50	6-18-2022	140,000	146,770
PNC Bank NA	3.25	1-22-2028	1,050,000	1,189,948
PNC Bank NA	2.95	1-30-2023	300,000	315,005
PNC Bank NA	4.20	11-1-2025	250,000	289,437
Santander Holdings USA Incorporated	4.50	7-17-2025	350,000	392,866
Truist Bank	3.30	5-15-2026	200,000	223,658
Truist Financial Corporation	2.20	3-16-2023	1,100,000	1,142,528
Truist Financial Corporation	2.85	10-26-2024	500,000	541,347
US Bancorp	2.38	7-22-2026	190,000	205,967
US Bancorp	3.00	3-15-2022	350,000	361,381
US Bancorp	3.60	9-11-2024	350,000	386,448
				13,201,787

Capital Markets: 3.73%
Bank of New York Mellon Corporation	2.95	1-29-2023	300,000	316,154
Bank of New York Mellon Corporation	3.40	1-29-2028	300,000	344,210
Blackrock Incorporated	3.25	4-30-2029	900,000	1,044,197
CME Group Incorporated	4.15	6-15-2048	200,000	274,441
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	391,794
Goldman Sachs Group Incorporated	4.75	10-21-2045	400,000	558,293
Goldman Sachs Group Incorporated	6.13	2-15-2033	200,000	291,402
Intercontinental Exchange Incorporated	3.75	9-21-2028	500,000	581,933
Jefferies Group Incorporated	5.13	1-20-2023	175,000	191,012
Jefferies Group Incorporated	6.45	6-8-2027	105,000	133,131
Legg Mason Incorporated	4.75	3-15-2026	190,000	225,904
Moody’s Corporation	4.50	9-1-2022	175,000	185,629
Moody’s Corporation	5.25	7-15-2044	210,000	288,404
Morgan Stanley	4.30	1-27-2045	350,000	475,584
Morgan Stanley	5.00	11-24-2025	200,000	238,360
Morgan Stanley	6.25	8-9-2026	300,000	382,508
Morgan Stanley	7.25	4-1-2032	329,000	510,902
Northern Trust Corporation	3.95	10-30-2025	175,000	202,097
PPL Capital Funding Incorporated	3.10	5-15-2026	100,000	111,111
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	146,758
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	108,347
S&P Global Incorporated	4.00	6-15-2025	227,000	258,376

5

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
State Street Corporation	2.65%	5-19-2026	$400,000	$438,950
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	156,506
The Charles Schwab Corporation	4.63	3-22-2030	500,000	635,100
				8,491,103

Consumer Finance: 2.34%
American Express Company	2.50	8-1-2022	400,000	413,644
American Express Company	2.65	12-2-2022	402,000	420,497
American Express Company	4.20	11-6-2025	200,000	232,530
American Honda Finance Corporation	2.90	2-16-2024	200,000	214,265
American Honda Finance Corporation	3.45	7-14-2023	200,000	215,491
Capital One Financial Corporation	3.75	7-28-2026	525,000	584,441
Caterpillar Financial Services Corporation	3.25	12-1-2024	200,000	220,803
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	273,056
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	192,012
Discover Financial Services	3.95	11-6-2024	200,000	221,645
General Motors Financial Company Incorporated	3.70	5-9-2023	380,000	402,579
Synchrony Financial	3.70	8-4-2026	200,000	219,170
Synchrony Financial	5.15	3-19-2029	900,000	1,077,303
Toyota Motor Credit Corporation	2.60	1-11-2022	300,000	307,540
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	324,226
				5,319,202

Diversified Financial Services: 0.07%
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	172,512

Insurance: 4.40%
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	184,800
American International Group Incorporated	4.50	7-16-2044	300,000	384,945
American International Group Incorporated (3 Month LIBOR +2.87%) ±	5.75	4-1-2048	200,000	225,500
Aon Corporation	6.25	9-30-2040	70,000	104,850
Arch Capital Group Limited	5.14	11-1-2043	147,000	193,550
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	180,000	242,983
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	272,598
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	79,174
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	589,859
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	181,483
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	379,100
Chubb Corporation	6.00	5-11-2037	196,000	295,987
Chubb INA Holdings Incorporated	2.70	3-13-2023	280,000	294,455
Chubb INA Holdings Incorporated	3.15	3-15-2025	200,000	220,912
Chubb INA Holdings Incorporated	3.35	5-15-2024	350,000	383,442
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	37,169
Lincoln National Corporation	4.00	9-1-2023	175,000	191,418
Loews Corporation	2.63	5-15-2023	105,000	109,963
Loews Corporation	4.13	5-15-2043	140,000	165,671
Marsh & Mclennan Company Incorporated	3.50	6-3-2024	200,000	218,882
Marsh & Mclennan Company Incorporated	3.88	3-15-2024	200,000	220,769
Marsh & Mclennan Company Incorporated	4.90	3-15-2049	200,000	294,426
MetLife Incorporated	3.05	12-15-2022	190,000	199,802
MetLife Incorporated	4.13	8-13-2042	210,000	268,421
MetLife Incorporated	4.72	12-15-2044	175,000	240,956
MetLife Incorporated	6.38	6-15-2034	196,000	298,806
MetLife Incorporated	6.40	12-15-2066	200,000	254,829
MetLife Incorporated	6.50	12-15-2032	140,000	212,561
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	183,992
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	155,560
Progressive Corporation	6.25	12-1-2032	252,000	369,700
Prudential Financial Incorporated	3.91	12-7-2047	155,000	187,942
Prudential Financial Incorporated	3.94	12-7-2049	200,000	242,806
Prudential Financial Incorporated	4.60	5-15-2044	350,000	456,465

6

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20%	3-15-2044	$175,000	$186,807
Prudential Financial Incorporated	5.75	7-15-2033	350,000	477,074
Prudential Financial Incorporated	6.63	12-1-2037	45,000	67,735
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	111,679
Travelers Company Incorporated	4.60	8-1-2043	600,000	821,570
				10,008,641

Mortgage REITs: 0.68%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	375,695
ERP Operating LP	4.00	8-1-2047	400,000	488,273
Ventas Realty LP	4.40	1-15-2029	600,000	697,911
				1,561,879

Health Care: 10.79%

Biotechnology: 1.97%
AbbVie Incorporated	3.20	5-14-2026	420,000	468,160
AbbVie Incorporated	4.45	5-14-2046	200,000	252,085
AbbVie Incorporated	4.85	6-15-2044	350,000	464,462
Amgen Incorporated 144A	2.77	9-1-2053	319,000	320,167
Amgen Incorporated	3.63	5-15-2022	200,000	207,902
Amgen Incorporated	3.63	5-22-2024	350,000	382,873
Amgen Incorporated	3.88	11-15-2021	165,714	169,452
Baxalta Incorporated	5.25	6-23-2045	280,000	389,688
Biogen Incorporated	2.25	5-1-2030	700,000	723,198
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	396,600
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	255,933
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	462,209
				4,492,729

Health Care Equipment & Supplies: 1.29%
Abbott Laboratories	6.00	4-1-2039	105,000	164,871
Abbott Laboratories	6.15	11-30-2037	166,000	260,984
Becton Dickinson & Company	2.89	6-6-2022	500,000	517,142
Boston Scientific Corporation	3.85	5-15-2025	200,000	226,745
Medtronic Incorporated	3.50	3-15-2025	140,000	156,968
Stryker Corporation	4.63	3-15-2046	350,000	466,149
Zimmer Biomet Holdings Incorporated	3.55	3-20-2030	1,000,000	1,134,754
				2,927,613

Health Care Providers & Services: 3.65%
Aetna Incorporated	4.13	11-15-2042	175,000	207,372
Aetna Incorporated	4.50	5-15-2042	200,000	248,359
AmerisourceBergen Corporation	4.25	3-1-2045	175,000	209,102
Anthem Incorporated	3.13	5-15-2022	350,000	363,854
Anthem Incorporated	3.30	1-15-2023	200,000	211,815
Anthem Incorporated	4.38	12-1-2047	200,000	262,570
Anthem Incorporated	4.65	8-15-2044	50,000	66,296
Anthem Incorporated	5.85	1-15-2036	200,000	279,902
Cardinal Health Incorporated	2.62	6-15-2022	400,000	411,980
Cigna Corporation	3.00	7-15-2023	300,000	318,116
Cigna Corporation	4.80	7-15-2046	210,000	279,592
Cigna Corporation	6.13	11-15-2041	175,000	257,856
CommonSpirit Health	4.35	11-1-2042	175,000	202,789
CVS Caremark Corporation	5.05	3-25-2048	1,300,000	1,756,373
HCA Incorporated	5.50	6-15-2047	500,000	665,881
Humana Incorporated	3.15	12-1-2022	210,000	219,803
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	237,230

7

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio

	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Laboratory Corporation of America Holdings	3.75%	8-23-2022	$39,000	$40,856
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	114,352
McKesson Corporation	2.85	3-15-2023	140,000	146,532
Quest Diagnostics Incorporated	2.95	6-30-2030	300,000	331,121
UnitedHealth Group Incorporated	4.20	1-15-2047	200,000	266,882
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	229,068
UnitedHealth Group Incorporated	4.25	4-15-2047	300,000	400,518
UnitedHealth Group Incorporated	4.25	6-15-2048	300,000	406,535
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	169,357
				8,304,111

Life Sciences Tools & Services: 0.37%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	113,516
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	211,252
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	309,211
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	203,487
				837,466

Pharmaceuticals: 3.51%
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	117,949
Bristol-Myers Squibb Company	3.88	8-15-2025	175,000	199,086
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	279,419
Bristol-Myers Squibb Company	4.63	5-15-2044	240,000	326,456
Eli Lilly & Company	2.75	6-1-2025	70,000	76,259
Eli Lilly & Company	3.95	3-15-2049	600,000	790,365
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	147,746
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	297,000
Johnson & Johnson	3.70	3-1-2046	175,000	224,481
Johnson & Johnson	4.38	12-5-2033	200,000	266,607
Johnson & Johnson	4.95	5-15-2033	126,000	175,807
Merck & Company Incorporated	2.35	2-10-2022	250,000	256,072
Merck & Company Incorporated	2.75	2-10-2025	270,000	292,642
Merck & Company Incorporated	3.70	2-10-2045	200,000	251,591
Merck & Company Incorporated	6.50	12-1-2033	175,000	274,029
Mylan Incorporated	4.20	11-29-2023	200,000	218,717
Novartis Capital Corporation	2.40	9-21-2022	350,000	362,633
Novartis Capital Corporation	2.75	8-14-2050	600,000	657,390
Novartis Capital Corporation	3.70	9-21-2042	175,000	217,825
Pfizer Incorporated	3.00	12-15-2026	400,000	451,528
Pfizer Incorporated	3.90	3-15-2039	200,000	248,631
Pfizer Incorporated	4.30	6-15-2043	210,000	275,722
Royalty Pharma plc 144A	2.20	9-2-2030	1,100,000	1,112,004
Zoetis Incorporated	4.70	2-1-2043	350,000	478,133
				7,998,092

Industrials: 9.15%

Aerospace & Defense: 2.72%
General Dynamics Corporation	2.25	11-15-2022	350,000	361,546
L3Harris Technologies Incorporated	2.90	12-15-2029	900,000	997,276
Lockheed Martin Corporation	4.07	12-15-2042	229,000	298,450
Lockheed Martin Corporation	4.70	5-15-2046	350,000	496,578
Lockheed Martin Corporation	6.15	9-1-2036	122,000	184,739
Northrop Grumman Corporation	4.03	10-15-2047	400,000	508,331
Northrop Grumman Corporation	5.05	11-15-2040	70,000	98,144
Northrop Grumman Corporation	7.75	2-15-2031	210,000	320,805
Precision Castparts Corporation	2.50	1-15-2023	175,000	181,796
Precision Castparts Corporation	3.90	1-15-2043	140,000	164,186
Raytheon Technologies Corporation 144A	2.50	12-15-2022	245,000	253,764
Raytheon Technologies Corporation 144A	3.70	12-15-2023	245,000	264,921
Raytheon Technologies Corporation	3.75	11-1-2046	200,000	242,524

8

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
Raytheon Technologies Corporation 144A	4.80%	12-15-2043	$175,000	$222,583
Raytheon Technologies Corporation 144A	7.20	8-15-2027	84,000	112,012
Raytheon Technologies Corporation	7.50	9-15-2029	400,000	580,165
Textron Incorporated	4.30	3-1-2024	140,000	152,938
The Boeing Company	2.60	10-30-2025	300,000	306,791
The Boeing Company	2.80	3-1-2023	200,000	205,357
The Boeing Company	3.20	3-1-2029	200,000	204,783
The Boeing Company	5.88	2-15-2040	21,000	25,900
				6,183,589

Air Freight & Logistics: 1.00%
FedEx Corporation	3.88	8-1-2042	140,000	163,620
FedEx Corporation	4.00	1-15-2024	203,000	224,474
FedEx Corporation	4.55	4-1-2046	350,000	449,671
FedEx Corporation	4.90	1-15-2034	175,000	227,322
FedEx Corporation	5.10	1-15-2044	210,000	283,141
United Parcel Service Incorporated	2.35	5-16-2022	300,000	307,777
United Parcel Service Incorporated	2.45	10-1-2022	280,000	291,121
United Parcel Service Incorporated	6.20	1-15-2038	206,000	323,138
				2,270,264

Airlines: 0.10%
American Airlines Incorporated	3.20	12-15-2029	51,584	49,706
Delta Air Lines Incorporated	6.82	2-10-2024	29,321	29,939
United Airlines Incorporated	4.30	2-15-2027	161,645	159,265
				238,910

Building Products: 0.46%
Johnson Controls International plc	1.75	9-15-2030	800,000	819,217
Masco Corporation	4.38	4-1-2026	190,000	221,856
				1,041,073

Commercial Services & Supplies: 0.27%
Cintas Corporation No. 2	3.25	6-1-2022	70,000	72,498
Republic Services Incorporated	2.90	7-1-2026	260,000	286,298
Waste Management Incorporated	4.10	3-1-2045	200,000	254,065
				612,861

Industrial Conglomerates: 1.05%
3M Company	5.70	3-15-2037	227,000	330,703
General Electric Company	3.10	1-9-2023	300,000	315,386
General Electric Company	4.13	10-9-2042	400,000	449,603
General Electric Company	4.50	3-11-2044	200,000	233,532
General Electric Company	5.88	1-14-2038	200,000	258,628
Honeywell International Incorporated	3.35	12-1-2023	140,000	152,018
Honeywell International Incorporated	3.81	11-21-2047	500,000	642,192
				2,382,062

Machinery: 1.31%
Caterpillar Incorporated	3.80	8-15-2042	105,000	134,378
Caterpillar Incorporated	4.75	5-15-2064	300,000	452,054
Deere & Company	2.60	6-8-2022	350,000	360,044
Deere & Company	5.38	10-16-2029	210,000	278,821
Dover Corporation	5.38	10-15-2035	140,000	185,147
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	267,286

9

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Otis Worldwide Corporation	3.36%	2-15-2050	$800,000	$925,398
Parker Hannifin Corporation	3.50	9-15-2022	70,000	73,723
Parker Hannifin Corporation	6.25	5-15-2038	42,000	60,161
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	256,865
				2,993,877

Professional Services: 0.08%
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	185,580

Road & Rail: 1.90%
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	221,127
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	230,367
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	292,487
CSX Corporation	3.40	8-1-2024	278,000	304,842
CSX Corporation	4.50	8-1-2054	350,000	470,957
CSX Corporation	6.22	4-30-2040	140,000	212,253
Kansas City Southern	3.00	5-15-2023	51,000	52,991
Kansas City Southern	4.30	5-15-2043	140,000	161,765
Norfolk Southern Corporation	2.90	6-15-2026	250,000	276,636
Norfolk Southern Corporation	2.90	2-15-2023	400,000	420,055
Norfolk Southern Corporation	3.15	6-1-2027	300,000	332,433
Norfolk Southern Corporation	3.85	1-15-2024	140,000	152,836
Union Pacific Corporation	2.75	4-15-2023	200,000	208,966
Union Pacific Corporation 144A	2.97	9-16-2062	175,000	184,912
Union Pacific Corporation	3.25	1-15-2025	175,000	192,053
Union Pacific Corporation	3.75	3-15-2024	140,000	152,703
Union Pacific Corporation	3.80	10-1-2051	200,000	248,123
Union Pacific Corporation	4.15	1-15-2045	175,000	214,781
				4,330,287

Trading Companies & Distributors: 0.26%
Air Lease Corporation	3.25	3-1-2025	200,000	209,911
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	373,832
				583,743

Information Technology: 6.57%

Communications Equipment: 0.46%
Cisco Systems Incorporated	2.20	9-20-2023	300,000	314,325
Cisco Systems Incorporated	2.95	2-28-2026	340,000	378,373
Cisco Systems Incorporated	3.00	6-15-2022	340,000	354,269
				1,046,967

Electronic Equipment, Instruments & Components: 0.15%
Corning Incorporated	5.75	8-15-2040	105,000	138,407
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	198,167
				336,574

IT Services: 1.75%
Fidelity National Information Services Incorporated	3.00	8-15-2026	400,000	445,155
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	52,043
Fiserv Incorporated	3.85	6-1-2025	210,000	236,834
Global Payments Incorporated	3.75	6-1-2023	105,000	112,558
IBM Corporation	1.88	8-1-2022	280,000	288,200
IBM Corporation	3.38	8-1-2023	210,000	227,330
IBM Corporation	5.88	11-29-2032	175,000	252,936
IBM Corporation	7.00	10-30-2025	210,000	272,569
Mastercard Incorporated	3.50	2-26-2028	400,000	466,828

10

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
IT Services (continued)
Visa Incorporated	2.00%	8-15-2050	$300,000	$288,032
Visa Incorporated	2.05	4-15-2030	800,000	852,128
Visa Incorporated	2.75	9-15-2027	300,000	334,244
Western Union Company	6.20	11-17-2036	122,000	150,895
				3,979,752

Semiconductors & Semiconductor Equipment: 2.06%
Analog Devices Incorporated	2.88	6-1-2023	105,000	110,497
Applied Materials Incorporated	5.85	6-15-2041	140,000	220,103
Broadcom Corporation	3.13	1-15-2025	600,000	646,507
Broadcom Corporation	3.88	1-15-2027	300,000	337,078
Intel Corporation	2.60	5-19-2026	220,000	240,624
Intel Corporation	4.10	5-19-2046	300,000	387,603
Intel Corporation	4.25	12-15-2042	175,000	225,067
Intel Corporation	4.90	7-29-2045	230,000	324,262
NVIDIA Corporation	2.85	4-1-2030	900,000	1,008,705
Qualcomm Incorporated 144A	1.65	5-20-2032	793,000	795,543
Qualcomm Incorporated	3.25	5-20-2027	200,000	226,603
Texas Instruments Incorporated	2.25	5-1-2023	175,000	182,697
				4,705,289

Software: 1.23%
Autodesk Incorporated	3.60	12-15-2022	175,000	183,847
Microsoft Corporation	4.50	2-6-2057	750,000	1,125,509
Microsoft Corporation	5.20	6-1-2039	77,000	114,718
Oracle Corporation	3.40	7-8-2024	200,000	218,556
Oracle Corporation	4.00	7-15-2046	350,000	427,823
Oracle Corporation	4.30	7-8-2034	175,000	223,374
Oracle Corporation	4.38	5-15-2055	200,000	266,866
Salesforce.com Incorporated	3.70	4-11-2028	200,000	235,893
				2,796,586

Technology Hardware, Storage & Peripherals: 0.92%
Apple Incorporated	3.35	2-9-2027	200,000	228,035
Apple Incorporated	3.75	11-13-2047	400,000	511,931
Apple Incorporated	4.38	5-13-2045	350,000	485,179
Apple Incorporated	4.65	2-23-2046	200,000	287,743
Dell International LLC 144A	8.10	7-15-2036	400,000	576,014
				2,088,902

Materials: 1.57%

Chemicals: 0.92%
Dow Chemical Company	3.50	10-1-2024	200,000	219,413
Dow Chemical Company	4.25	10-1-2034	175,000	210,222
Dow Chemical Company	5.25	11-15-2041	175,000	228,645
Eastman Chemical Company	4.80	9-1-2042	140,000	174,539
Linde Incorporated	2.45	2-15-2022	140,000	142,815
Linde Incorporated	2.70	2-21-2023	105,000	109,671
Mosaic Company	5.63	11-15-2043	175,000	220,306
The Sherwin-Williams Company	4.50	6-1-2047	600,000	797,341
				2,102,952

Containers & Packaging: 0.33%
International Paper Company	3.00	2-15-2027	200,000	220,013
International Paper Company	7.30	11-15-2039	175,000	281,263
Packaging Corporation of America	3.65	9-15-2024	175,000	191,678

11

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
WestRock MWV LLC	7.95%	2-15-2031	$35,000	$50,249
				743,203

Metals & Mining: 0.25%
Newmont Corporation	3.70	3-15-2023	210,000	221,717
Nucor Corporation	4.00	8-1-2023	132,000	142,609
Nucor Corporation	5.20	8-1-2043	140,000	195,318
				559,644

Paper & Forest Products: 0.07%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	171,389

Real Estate: 4.30%

Equity REITs: 4.30%
Alexandria Real Estate Equities Incorporated	4.70	7-1-2030	400,000	497,000
American Campus Communities Incorporated	3.75	4-15-2023	70,000	73,847
American Tower Corporation	3.50	1-31-2023	295,000	313,977
American Tower Corporation	4.00	6-1-2025	350,000	394,584
American Tower Corporation	5.00	2-15-2024	245,000	277,675
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	155,991
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	192,268
Boston Properties LP	2.75	10-1-2026	500,000	538,056
Boston Properties LP	3.13	9-1-2023	105,000	111,412
Boston Properties LP	3.80	2-1-2024	300,000	326,498
Boston Properties LP	3.85	2-1-2023	200,000	212,744
Crown Castle International Corporation	5.25	1-15-2023	350,000	383,970
Equinix Incorporated	1.55	3-15-2028	1,100,000	1,108,828
Essex Portfolio LP	3.25	5-1-2023	70,000	73,596
Federal Realty Investment Trust	4.50	12-1-2044	175,000	205,164
Healthpeak Properties Incorporated	6.75	2-1-2041	95,000	138,734
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	73,223
Kilroy Realty Corporation	3.80	1-15-2023	175,000	182,595
Kimco Realty Corporation	2.80	10-1-2026	350,000	378,105
Mid-America Apartments LP	4.30	10-15-2023	35,000	38,206
National Retail Properties Incorporated	3.30	4-15-2023	70,000	73,501
Prologis LP	1.25	10-15-2030	1,100,000	1,083,726
Realty Income Corporation	4.65	8-1-2023	210,000	231,693
Simon Property Group LP	3.30	1-15-2026	410,000	448,021
Simon Property Group LP	3.75	2-1-2024	175,000	189,461
Simon Property Group LP	4.75	3-15-2042	175,000	207,504
Ventas Realty LP	3.50	2-1-2025	400,000	440,966
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	106,370
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	136,083
Welltower Incorporated	4.00	6-1-2025	210,000	236,950
Welltower Incorporated	4.50	1-15-2024	140,000	154,389
Welltower Incorporated	4.95	9-1-2048	400,000	513,247
Weyerhaeuser Company	7.38	3-15-2032	200,000	297,773
				9,796,157

Utilities: 8.24%

Electric Utilities: 6.09%
Alabama Power Company	3.55	12-1-2023	175,000	190,645
Alabama Power Company	3.85	12-1-2042	140,000	171,669
Alabama Power Company	4.15	8-15-2044	105,000	132,573
American Electric Power Company Incorporated	2.95	12-15-2022	300,000	313,082
Appalachian Power Company	3.40	6-1-2025	175,000	193,013
Appalachian Power Company	4.45	6-1-2045	175,000	223,847
Appalachian Power Company	7.00	4-1-2038	70,000	109,504
Arizona Public Service Company	3.15	5-15-2025	105,000	115,223

12

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Arizona Public Service Company	4.50%	4-1-2042	$70,000	$90,047
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	58,335
Berkshire Hathaway Energy Company	6.75	12-30-2031	105,000	158,057
Carolina Power & Light Company	2.80	5-15-2022	175,000	180,356
CenterPoint Energy Houston	4.50	4-1-2044	175,000	231,560
Commonwealth Edison Company	3.80	10-1-2042	70,000	84,776
Connecticut Light & Power Company	4.15	6-1-2045	87,000	111,510
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	175,000	254,771
Consolidated Edison Company of New York Incorporated Series 14-C	4.63	12-1-2054	300,000	406,204
Consolidated Edison Company of New York Incorporated Series 16-C	4.30	12-1-2056	245,000	320,956
DTE Electric Company	3.65	3-15-2024	105,000	114,487
Duke Energy Corporation	3.05	8-15-2022	70,000	72,583
Duke Energy Corporation	3.95	10-15-2023	140,000	152,350
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	83,821
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	143,026
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	70,346
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	131,783
Emera US Finance LP	3.55	6-15-2026	200,000	223,420
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	192,028
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	99,311
Evergy Metro Incorporated	3.15	3-15-2023	140,000	147,609
Eversource Energy	2.80	5-1-2023	122,000	127,926
Exelon Corporation	4.95	6-15-2035	140,000	178,081
Exelon Generation Company LLC	4.25	6-15-2022	157,000	164,562
Florida Power & Light Company	4.05	6-1-2042	175,000	221,635
Florida Power & Light Company	5.95	2-1-2038	224,000	335,787
Florida Power & Light Company	5.96	4-1-2039	175,000	266,168
Florida Power Corporation	5.65	4-1-2040	87,000	128,014
Interstate Power & Light Company	6.25	7-15-2039	21,000	30,572
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	179,059
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	109,401
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	204,290
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	40,732
NSTAR Electric Company	2.38	10-15-2022	140,000	144,439
NSTAR Electric Company	5.50	3-15-2040	70,000	101,087
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	137,965
Ohio Edison Company	6.88	7-15-2036	175,000	237,744
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	181,931
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	184,404
Pacific Gas & Electric Company	2.50	2-1-2031	1,300,000	1,309,238
PacifiCorp	3.60	4-1-2024	175,000	190,707
PacifiCorp	4.10	2-1-2042	70,000	86,405
Potomac Electric Power Company	3.60	3-15-2024	175,000	189,997
PPL Electric Utilities	4.75	7-15-2043	105,000	140,104
PPL Electric Utilities	6.25	5-15-2039	31,000	46,410
PSEG Power LLC	8.63	4-15-2031	75,000	110,497
Public Service Company of Colorado	2.25	9-15-2022	70,000	71,786
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	146,030
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	210,353
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	171,821
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	87,036
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	102,327
South Carolina Electric & Gas Company	5.10	6-1-2065	100,000	157,407
Southern California Edison Company	3.90	3-15-2043	105,000	117,841
Southern California Edison Company	5.35	7-15-2035	126,000	162,910
Southern California Edison Company	5.50	3-15-2040	140,000	186,329
Southern California Edison Company	6.00	1-15-2034	70,000	96,660
Southern Company	2.95	7-1-2023	200,000	211,540
Southwestern Electric Power Company	6.20	3-15-2040	35,000	50,717
TXU Electric Delivery Company	7.25	1-15-2033	52,000	80,855

13

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Union Electric Company	3.90%	9-15-2042	$175,000	$213,612
Union Electric Company	8.45	3-15-2039	56,000	95,921
Virginia Electric & Power Company	3.10	5-15-2025	70,000	76,500
Virginia Electric & Power Company	3.45	2-15-2024	105,000	113,361
Virginia Electric & Power Company	4.20	5-15-2045	105,000	137,881
Virginia Electric & Power Company	4.45	2-15-2044	105,000	143,493
Virginia Electric & Power Company	6.00	1-15-2036	70,000	101,940
Westar Energy Incorporated	4.10	4-1-2043	210,000	253,824
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	96,447
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	147,614
Xcel Energy Incorporated	3.40	6-1-2030	700,000	804,075
				13,862,327

Gas Utilities: 0.50%
Atmos Energy Corporation	4.13	10-15-2044	245,000	308,339
Atmos Energy Corporation	5.50	6-15-2041	42,000	60,128
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	107,370
National Fuel Gas Company	3.75	3-1-2023	218,000	228,118
One Gas Incorporated	3.61	2-1-2024	70,000	75,759
One Gas Incorporated	4.66	2-1-2044	35,000	45,607
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	45,513
Southern California Gas Company	5.13	11-15-2040	70,000	96,009
Southern Company Gas Capital Corporation	4.40	6-1-2043	140,000	170,654
				1,137,497

Multi-Utilities: 1.55%
Black Hills Corporation	4.25	11-30-2023	210,000	229,660
CMS Energy Corporation	5.05	3-15-2022	245,000	256,243
Consumers Energy Company	3.95	5-15-2043	140,000	172,750
Dominion Resources Incorporated	2.75	9-15-2022	210,000	217,223
Dominion Resources Incorporated	4.90	8-1-2041	42,000	55,165
Dominion Resources Incorporated	5.95	6-15-2035	157,000	218,000
DTE Energy Company	3.30	6-15-2022	70,000	72,969
DTE Energy Company	3.85	12-1-2023	170,000	185,308
Entergy Louisiana LLC	4.20	4-1-2050	500,000	649,365
NiSource Finance Corporation	5.65	2-1-2045	140,000	202,611
Puget Energy Incorporated	3.65	5-15-2025	140,000	155,060
Sempra Energy	2.88	10-1-2022	140,000	144,858
Sempra Energy	3.25	6-15-2027	300,000	332,057
Sempra Energy	4.00	2-1-2048	400,000	480,788
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	156,016
				3,528,073

Water Utilities: 0.10%
American Water Capital Corporation	3.40	3-1-2025	210,000	231,845

Total Corporate Bonds and Notes (Cost $161,602,246)				183,326,445

Yankee Corporate Bonds and Notes: 16.56%

Communication Services: 1.76%

Diversified Telecommunication Services: 0.50%
British Telecommunications plc	9.63	12-15-2030	200,000	326,381
Telefonica Emisiones SA	4.90	3-6-2048	300,000	369,026
Telefonica Europe BV	8.25	9-15-2030	294,000	448,908
				1,144,315

Wireless Telecommunication Services: 1.26%
America Movil SAB de CV	4.38	4-22-2049	500,000	650,290

14

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services (continued)
Rogers Communications Incorporated	4.35%	5-1-2049	$800,000	$1,031,906
Vodafone Group plc	2.95	2-19-2023	190,000	200,067
Vodafone Group plc	4.38	2-19-2043	350,000	433,459
Vodafone Group plc	6.25	11-30-2032	210,000	289,146
Vodafone Group plc	7.88	2-15-2030	175,000	258,778
				2,863,646

Consumer Discretionary: 0.38%

Auto Components: 0.09%
Magna International Incorporated	4.15	10-1-2025	175,000	200,474

Internet & Direct Marketing Retail: 0.29%
Alibaba Group Holding Limited	3.40	12-6-2027	400,000	449,303
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	220,575
				669,878

Consumer Staples: 0.18%

Beverages: 0.18%
Diageo Capital plc	2.63	4-29-2023	210,000	219,940
Diageo Capital plc	5.88	9-30-2036	122,000	176,818
				396,758

Energy: 1.25%

Oil, Gas & Consumable Fuels: 1.25%
BP Capital Markets plc	3.81	2-10-2024	350,000	384,157
Canadian Natural Resources Limited	3.85	6-1-2027	200,000	220,894
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	229,124
Canadian Natural Resources Limited	4.95	6-1-2047	200,000	243,838
Canadian Natural Resources Limited	6.75	2-1-2039	110,000	143,224
Husky Energy Incorporated	6.80	9-15-2037	70,000	84,947
Suncor Energy Incorporated	5.95	12-1-2034	52,000	65,341
Suncor Energy Incorporated	5.95	5-15-2035	140,000	175,287
Total Capital Canada Limited	2.75	7-15-2023	245,000	260,340
Total Capital International SA	2.88	2-17-2022	175,000	180,290
Total Capital International SA	3.75	4-10-2024	350,000	387,144
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	189,374
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	288,561
				2,852,521

Financials: 10.35%

Banks: 7.49%
Australia & New Zealand Banking Group Limited	2.63	5-19-2022	300,000	310,419
Bank of Montreal	2.35	9-11-2022	200,000	207,457
Bank of Montreal (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +1.43%) ±	3.80	12-15-2032	600,000	678,880
Bank of Nova Scotia	2.45	9-19-2022	300,000	311,795
Bank of Nova Scotia	4.50	12-16-2025	500,000	575,331
Barclays plc	4.38	1-12-2026	200,000	228,296
Barclays plc	5.25	8-17-2045	400,000	552,551
BNP Paribas	4.25	10-15-2024	400,000	449,672
BPCE SA	2.75	12-2-2021	330,000	337,931
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	877,387
Cooperatieve Rabobank UA	3.88	2-8-2022	250,000	260,480
Credit Suisse Group Funding Limited	4.55	4-17-2026	950,000	1,113,233

15

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Deutsche Bank	3.95%	2-27-2023	$300,000	$318,467
HSBC Holdings plc	4.00	3-30-2022	200,000	209,459
HSBC Holdings plc (3 Month LIBOR +1.53%) ±	4.58	6-19-2029	400,000	471,414
HSBC Holdings plc	4.95	3-31-2030	400,000	497,384
ING Groep NV	4.55	10-2-2028	900,000	1,098,511
Lloyds Banking Group plc	4.58	12-10-2025	250,000	281,260
Lloyds Banking Group plc	5.30	12-1-2045	300,000	420,434
Mitsubishi UFJ Financial Group Incorporated	3.22	3-7-2022	1,300,000	1,346,726
Mitsubishi UFJ Financial Group Incorporated	3.68	2-22-2027	200,000	228,865
Mizuho Financial Group	3.17	9-11-2027	600,000	668,408
National Australia Bank Limited	2.50	7-12-2026	800,000	870,358
NatWest Group plc	3.88	9-12-2023	300,000	325,037
NatWest Group plc	4.80	4-5-2026	400,000	469,241
Royal Bank of Canada	4.65	1-27-2026	700,000	830,018
Santander UK plc	4.00	3-13-2024	200,000	219,989
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	272,243
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	724,393
Toronto Dominion Bank	3.50	7-19-2023	300,000	324,693
Toronto Dominion Bank (USD Swap Semi Annual (vs. 3 Month LIBOR) 5 Year +2.21%) ±	3.63	9-15-2031	525,000	591,656
Westpac Banking Corporation	2.50	6-28-2022	200,000	206,831
Westpac Banking Corporation	2.85	5-13-2026	700,000	773,686
				17,052,505

Capital Markets: 0.08%
Invesco Finance plc	4.00	1-30-2024	175,000	191,556

Diversified Financial Services: 2.54%
AerCap Ireland Capital	3.65	7-21-2027	300,000	310,367
AerCap Ireland Capital	4.63	10-15-2027	600,000	653,758
AerCap Ireland Capital	3.95	2-1-2022	520,000	533,646
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	196,416
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	218,603
Brookfield Finance Incorporated	4.25	6-2-2026	200,000	231,348
DH Europe Finance II	3.40	11-15-2049	900,000	1,071,951
GE Capital International Funding Company	3.37	11-15-2025	550,000	603,582
Medtronic Global Holdings Company	3.35	4-1-2027	300,000	339,076
Shell International Finance BV	2.25	1-6-2023	175,000	181,786
Shell International Finance BV	2.38	8-21-2022	175,000	181,440
Shell International Finance BV	2.88	5-10-2026	230,000	254,473
Shell International Finance BV	3.25	5-11-2025	350,000	387,627
Shell International Finance BV	3.40	8-12-2023	175,000	189,456
Shell International Finance BV	3.63	8-21-2042	175,000	204,159
WPP Finance Limited 2010	3.75	9-19-2024	200,000	220,111
				5,777,799

Insurance: 0.24%
Aon plc	3.88	12-15-2025	200,000	228,542
Aon plc	4.00	11-27-2023	105,000	114,815
XLIT Limited	5.25	12-15-2043	140,000	200,698
				544,055

Health Care: 0.76%

Health Care Equipment & Supplies: 0.12%
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	272,672

Pharmaceuticals: 0.64%
AstraZeneca plc	3.38	11-16-2025	500,000	561,361
AstraZeneca plc	4.38	11-16-2045	200,000	268,045

16

Wells Fargo Investment Grade Corporate Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Shire plc	3.20%	9-23-2026	$560,000	$625,463
				1,454,869

Industrials: 0.53%

Machinery: 0.18%
Trane Technologies Luxembourg Finance SA	4.50	3-21-2049	300,000	398,980

Professional Services: 0.16%
Thomson Reuters Corporation	4.30	11-23-2023	210,000	230,788
Thomson Reuters Corporation	5.85	4-15-2040	94,000	131,954
				362,742

Road & Rail: 0.19%
Canadian National Railway Company	6.20	6-1-2036	140,000	212,629
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	151,260
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	67,525
				431,414

Information Technology: 0.63%

Semiconductors & Semiconductor Equipment: 0.46%
NXP BV 144A	4.30	6-18-2029	900,000	1,055,789

Technology Hardware, Storage & Peripherals: 0.17%
Seagate HDD	4.75	1-1-2025	350,000	387,629

Materials: 0.72%

Chemicals: 0.56%
LyondellBasell Industries NV	4.63	2-26-2055	350,000	427,166
Nutrien Limited	3.63	3-15-2024	200,000	217,920
Nutrien Limited	5.00	4-1-2049	200,000	276,783
Nutrien Limited	5.63	12-1-2040	140,000	191,118
Nutrien Limited	6.13	1-15-2041	115,000	165,213
				1,278,200

Metals & Mining: 0.16%
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	227,836
Vale Overseas Limited	6.88	11-10-2039	91,000	131,156
				358,992

Total Yankee Corporate Bonds and Notes (Cost $33,458,619)				37,694,794

	Yield		Shares
Short-Term Investments: 5.37%

Investment Companies: 5.37%
Wells Fargo Government Money Market Fund Select Class (l) (u)	0.02%		12,232,644	12,232,644

Total Short-Term Investments (Cost $12,232,644)				12,232,644

17

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Investment Grade Corporate Bond Portfolio

		Value
Total investments in securities (Cost $207,293,509)	102.46%	$233,253,883
Other assets and liabilities, net	(2.46)	(5,591,420)

Total net assets	100.00%	$227,662,463

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

The accompanying notes are an integral part of these financial statements.

18

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$289,733	$54,791,055	$(42,848,144)	$0	$0	$12,232,644	5.37%	12,232,644	$1,905

Wells Fargo Investment Grade Corporate Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$183,326,445	$0	$183,326,445
Yankee corporate bonds and notes	0	37,694,794	0	37,694,794
Short-term investments
Investment companies	12,232,644	0	0	12,232,644

Total assets	$12,232,644	$221,021,239	$0	$233,253,883

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency Securities : 2.45%
FFCB	0.45%	4-7-2025	$545,000	$544,012
FHLB	2.00	9-9-2022	200,000	206,468
FHLB	2.13	6-9-2023	35,000	36,690
FHLB	2.50	2-13-2024	295,000	316,243
FHLB	2.75	12-13-2024	20,000	21,849
FHLB	3.25	6-9-2023	50,000	53,791
FHLMC	2.38	1-13-2022	770,000	789,292
FNMA	0.38	7-21-2025	95,000	94,717
FNMA	0.38	8-25-2025	775,000	772,240
FNMA	1.75	7-2-2024	375,000	395,123
FNMA	1.88	9-24-2026	135,000	145,029
FNMA	2.13	4-24-2026	28,000	30,422
FNMA	2.63	9-6-2024	100,000	108,829
FNMA	2.88	9-12-2023	175,000	187,864
Total Agency Securities (Cost $3,661,669)				3,702,569

U.S. Treasury Securities : 97.09%
TIPS	0.13	1-15-2022	3,432,511	3,480,870
TIPS	0.13	4-15-2022	1,742,286	1,770,212
TIPS	0.13	7-15-2022	1,027,656	1,053,308
TIPS	0.13	1-15-2023	3,866,438	3,982,481
TIPS	0.13	7-15-2024	3,598,529	3,806,288
TIPS	0.13	10-15-2024	1,161,522	1,230,200
TIPS	0.13	4-15-2025	2,665,155	2,829,576
TIPS	0.13	10-15-2025	1,454,524	1,562,307
TIPS	0.13	7-15-2026	2,922,974	3,165,527
TIPS	0.13	1-15-2030	2,963,988	3,263,474
TIPS	0.13	7-15-2030	1,776,460	1,966,527
TIPS	0.25	1-15-2025	3,763,561	4,009,222
TIPS	0.25	7-15-2029	605,407	674,689
TIPS	0.38	7-15-2023	4,054,128	4,254,406
TIPS	0.38	7-15-2025	3,429,719	3,716,556
TIPS	0.38	1-15-2027	1,481,494	1,628,466
TIPS	0.38	7-15-2027	2,888,706	3,203,680
TIPS	0.50	4-15-2024	644,975	683,892
TIPS	0.50	1-15-2028	1,398,061	1,563,753
TIPS	0.63	4-15-2023	3,216,777	3,359,605
TIPS	0.63	1-15-2024	3,843,841	4,081,428
TIPS	0.63	1-15-2026	3,061,503	3,367,215
TIPS	0.75	7-15-2028	2,343,304	2,689,643
TIPS	0.88	1-15-2029	974,059	1,129,502
TIPS	1.75	1-15-2028	732,987	888,555
TIPS	2.00	1-15-2026	872,028	1,023,054
TIPS	2.38	1-15-2025	1,206,784	1,394,983
TIPS	2.38	1-15-2027	1,075,092	1,319,326
TIPS	2.50	1-15-2029	357,611	464,410
TIPS	3.63	4-15-2028	3,113,744	4,238,827
TIPS	3.88	4-15-2029	2,509,372	3,580,135
U.S. Treasury Bond	0.25	6-30-2025	1,180,000	1,175,529
U.S. Treasury Bond	0.25	8-31-2025	1,225,000	1,219,545
U.S. Treasury Bond	0.38	7-31-2027	1,160,000	1,144,322
U.S. Treasury Bond	0.63	8-15-2030	1,780,000	1,744,122
U.S. Treasury Bond	1.50	2-15-2030	475,000	504,836
U.S. Treasury Bond	2.88	5-15-2028	645,000	749,460
U.S. Treasury Bond	6.13	11-15-2027	215,000	296,440
U.S. Treasury Bond	6.13	8-15-2029	115,000	167,680
U.S. Treasury Bond	6.38	8-15-2027	125,000	172,930
U.S. Treasury Bond	6.88	8-15-2025	20,000	26,098
U.S. Treasury Note	0.13	4-30-2022	1,135,000	1,135,044
U.S. Treasury Note	0.13	5-31-2022	1,115,000	1,114,869
U.S. Treasury Note	0.13	6-30-2022	1,155,000	1,154,820
U.S. Treasury Note	0.13	7-31-2022	1,170,000	1,169,634

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo Strategic Retirement Bond Portfolio

	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	0.13%	8-31-2022	$1,205,000	$1,204,576
U.S. Treasury Note	0.13	9-30-2022	1,230,000	1,229,664
U.S. Treasury Note	0.13	10-31-2022	1,250,000	1,249,512
U.S. Treasury Note	0.13	7-15-2023	1,135,000	1,133,448
U.S. Treasury Note	0.13	9-15-2023	1,210,000	1,208,015
U.S. Treasury Note	0.13	10-15-2023	1,230,000	1,227,790
U.S. Treasury Note	0.25	6-15-2023	1,110,000	1,112,168
U.S. Treasury Note	0.25	11-15-2023	1,275,000	1,277,490
U.S. Treasury Note	0.25	7-31-2025	1,200,000	1,195,125
U.S. Treasury Note	0.25	9-30-2025	1,245,000	1,238,872
U.S. Treasury Note	0.25	10-31-2025	1,250,000	1,243,457
U.S. Treasury Note	0.50	6-30-2027	320,000	318,450
U.S. Treasury Note	0.50	10-31-2027	1,245,000	1,235,273
U.S. Treasury Note	0.63	11-30-2027	1,295,000	1,296,416
U.S. Treasury Note	0.63	5-15-2030	1,575,000	1,547,191
U.S. Treasury Note	1.13	2-28-2022	870,000	881,011
U.S. Treasury Note	1.13	2-28-2025	1,125,000	1,164,419
U.S. Treasury Note	1.25	7-31-2023	488,000	501,935
U.S. Treasury Note	1.38	6-30-2023	489,000	504,224
U.S. Treasury Note	1.38	8-31-2023	490,000	506,002
U.S. Treasury Note	1.38	9-30-2023	339,000	350,428
U.S. Treasury Note	1.38	8-31-2026	380,000	399,534
U.S. Treasury Note	1.50	3-31-2023	40,000	41,245
U.S. Treasury Note	1.50	8-15-2026	325,000	343,979
U.S. Treasury Note	1.63	8-15-2022	365,000	374,211
U.S. Treasury Note	1.63	11-15-2022	1,240,000	1,275,602
U.S. Treasury Note	1.63	4-30-2023	483,000	499,962
U.S. Treasury Note	1.63	5-31-2023	435,000	450,752
U.S. Treasury Note	1.63	10-31-2023	486,000	506,389
U.S. Treasury Note	1.63	2-15-2026	663,000	704,930
U.S. Treasury Note	1.63	5-15-2026	1,144,000	1,217,690
U.S. Treasury Note	1.63	11-30-2026	410,000	437,259
U.S. Treasury Note	1.75	2-28-2022	483,000	492,811
U.S. Treasury Note	1.75	3-31-2022	484,000	494,361
U.S. Treasury Note	1.75	5-31-2022	507,000	519,319
U.S. Treasury Note	1.75	6-30-2022	305,000	312,756
U.S. Treasury Note	1.75	9-30-2022	420,000	432,288
U.S. Treasury Note	1.75	1-31-2023	10,000	10,346
U.S. Treasury Note	1.75	5-15-2023	130,000	135,022
U.S. Treasury Note	1.75	6-30-2024	1,015,000	1,069,636
U.S. Treasury Note	1.75	11-15-2029	85,000	92,252
U.S. Treasury Note	1.88	2-28-2022	450,000	459,844
U.S. Treasury Note	1.88	4-30-2022	505,000	517,428
U.S. Treasury Note	1.88	8-31-2022	417,000	429,543
U.S. Treasury Note	1.88	8-31-2024	160,000	169,656
U.S. Treasury Note	1.88	7-31-2026	20,000	21,588
U.S. Treasury Note	2.00	2-15-2022	990,000	1,012,584
U.S. Treasury Note	2.00	7-31-2022	190,000	195,848
U.S. Treasury Note	2.00	11-30-2022	1,220,000	1,264,940
U.S. Treasury Note	2.00	2-15-2023	285,000	296,489
U.S. Treasury Note	2.00	4-30-2024	10,000	10,603
U.S. Treasury Note	2.00	5-31-2024	269,000	285,592
U.S. Treasury Note	2.00	6-30-2024	185,000	196,620
U.S. Treasury Note	2.00	2-15-2025	597,000	639,420
U.S. Treasury Note	2.00	8-15-2025	645,000	694,962
U.S. Treasury Note	2.00	11-15-2026	520,000	565,947
U.S. Treasury Note	2.13	12-31-2021	474,000	484,276
U.S. Treasury Note	2.13	12-31-2022	510,000	530,818
U.S. Treasury Note	2.13	2-29-2024	378,000	401,330
U.S. Treasury Note	2.13	3-31-2024	500,000	531,563
U.S. Treasury Note	2.13	5-15-2025	1,190,000	1,284,828
U.S. Treasury Note	2.25	12-31-2023	472,000	501,740
U.S. Treasury Note	2.25	1-31-2024	474,000	504,662
U.S. Treasury Note	2.25	4-30-2024	235,000	251,175
U.S. Treasury Note	2.25	10-31-2024	490,000	527,784

2

Wells Fargo Strategic Retirement Bond Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		2.25%	11-15-2024	$1,245,000	$1,341,439
U.S. Treasury Note		2.25	11-15-2025	1,230,000	1,343,439
U.S. Treasury Note		2.25	2-15-2027	485,000	536,285
U.S. Treasury Note		2.25	8-15-2027	480,000	532,913
U.S. Treasury Note		2.25	11-15-2027	650,000	723,201
U.S. Treasury Note		2.38	8-15-2024	1,280,000	1,380,350
U.S. Treasury Note		2.38	5-15-2027	453,000	505,661
U.S. Treasury Note		2.50	1-15-2022	585,000	600,448
U.S. Treasury Note		2.50	5-15-2024	455,000	490,494
U.S. Treasury Note		2.63	12-31-2023	375,000	402,905
U.S. Treasury Note		2.63	3-31-2025	345,000	379,338
U.S. Treasury Note		2.63	1-31-2026	445,000	495,793
U.S. Treasury Note		2.63	2-15-2029	1,235,000	1,422,373
U.S. Treasury Note		2.75	8-31-2023	15,000	16,055
U.S. Treasury Note		2.75	11-15-2023	1,206,000	1,297,204
U.S. Treasury Note		2.75	2-15-2024	585,000	632,646
U.S. Treasury Note		2.75	8-31-2025	325,000	361,715
U.S. Treasury Note		2.75	2-15-2028	520,000	597,898
U.S. Treasury Note		2.88	4-30-2025	470,000	522,710
U.S. Treasury Note		2.88	5-31-2025	490,000	545,750
U.S. Treasury Note		2.88	11-30-2025	125,000	140,474
U.S. Treasury Note		2.88	8-15-2028	390,000	454,380
U.S. Treasury Note		3.13	11-15-2028	370,000	439,462
U.S. Treasury Note		6.00	2-15-2026	146,000	188,203
U.S. Treasury Note		6.50	11-15-2026	30,000	40,622
U.S. Treasury Note		6.63	2-15-2027	235,000	323,134
U.S. Treasury Note		6.75	8-15-2026	220,000	298,186
Total U.S. Treasury Securities (Cost $142,623,895)					146,385,574

		Yield		Shares
Short-Term Investments : 3.20%
Investment Companies : 3.20%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.02		4,820,885	4,820,885

Total Short-Term Investments (Cost $4,820,885)					4,820,885

Total investments in securities (Cost $151,106,449)	102.74%				154,909,028
Other assets and liabilities, net	(2.74)				(4,129,937)

Total net assets	100.00%				$150,779,091

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
TIPS	Treasury Inflation-Protected Securities

3

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$281,311	$94,168,116	$(89,628,542)	$0	$0	$4,820,885	3.20%	4,820,885	$428

Wells Fargo Strategic Retirement Bond Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,702,569	$0	$3,702,569
U.S. Treasury securities	146,385,574	0	0	146,385,574
Short-term investments
Investment companies	4,820,885	0	0	4,820,885

Total assets	$151,206,459	$3,702,569	$0	$154,909,028

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo U.S. REIT Portfolio	Portfolio of investments — November 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.58%
Real Estate : 99.58%
Equity REITs : 99.58%
Acadia Realty Trust	2,974	$42,231
Alexandria Real Estate Equities Incorporated	4,348	711,898
American Assets Trust Incorporated	1,741	49,949
American Campus Communities Incorporated	4,709	187,418
American Homes 4 Rent Class A	9,353	268,618
Americold Realty Trust	7,568	258,296
Apartment Investment & Management Company Class A	6,539	198,459
Apple Hospitality REIT Incorporated	7,265	96,334
AvalonBay Communities Incorporated	4,853	808,461
Boston Properties Incorporated	4,965	487,364
Brandywine Realty Trust	5,880	65,444
Brixmor Property Group Incorporated	10,237	156,319
Brookfield Property REIT Incorporated Class A	1,793	28,096
Camden Property Trust	3,341	330,191
Colony Capital Incorporated	15,831	68,390
Columbia Property Trust Incorporated	3,979	55,626
CoreCivic Incorporated	4,073	28,878
Corporate Office Properties Trust	3,894	103,697
Cousins Properties Incorporated	5,000	167,050
CubeSmart	6,632	215,739
DiamondRock Hospitality Company	6,967	52,392
Digital Realty Trust Incorporated	9,265	1,248,459
Douglas Emmett Incorporated	5,773	178,790
Duke Realty Corporation	12,864	489,604
Easterly Government Properties Incorporated	2,804	60,735
EastGroup Properties Incorporated	1,345	183,364
Empire State Realty Trust Incorporated Class A	5,877	53,187
Equity Commonwealth	4,040	107,100
Equity Lifestyle Properties Incorporated	5,728	335,604
Equity Residential	12,611	730,429
Essential Properties Realty Trust Incorporated	3,592	73,780
Essex Property Trust Incorporated	2,255	554,459
Extra Space Storage Incorporated	4,311	485,979
Federal Realty Investment Trust	2,602	226,946
First Industrial Realty Trust Incorporated	4,445	186,157
Front Yard Residential Corporation REIT	1,635	26,683
Gaming and Leisure Properties Incorporated	7,235	300,542
Healthcare Realty Trust Incorporated	4,688	138,296
Healthcare Trust of America Incorporated Class A	7,557	196,709
Healthpeak Properties Incorporated	18,692	539,451
Highwoods Properties Incorporated	3,579	137,076
Host Hotels & Resorts Incorporated	24,621	345,433
Hudson Pacific Properties Incorporated	5,258	136,708
Independence Realty Trust Incorporated	3,244	41,783
Industrial Logistics Properties Trust	2,242	48,719
Innovative Industrial Properties Incorporated	722	110,943
Invitation Homes Incorporated	19,325	552,309
Iron Mountain Incorporated	9,954	273,735
JBG Smith Properties	4,385	134,795
Kilroy Realty Corporation	3,983	243,600
Kimco Realty Corporation	14,620	211,113
Kite Realty Group Trust	2,909	41,890
Lamar Advertising Company Class A	2,971	236,521
Life Storage Incorporated	1,597	175,223
LTC Properties Incorporated	1,333	49,374
Mack-Cali Realty Corporation	2,689	36,732
Mid-America Apartment Communities Incorporated	3,940	497,070
National Health Investors Incorporated	1,483	95,891
National Storage Affiliates Trust	2,029	68,945

1

Portfolio of investments — November 30, 2020 (unaudited)	Wells Fargo U.S. REIT Portfolio

		Shares	Value
Equity REITs (continued)
NexPoint Residential Trust Incorporated		717	$31,770
Outfront Media Incorporated		4,937	93,507
Paramount Group Incorporated		6,590	60,958
Park Hotels & Resorts Incorporated		8,108	132,323
Pebblebrook Hotel Trust		4,490	83,065
Piedmont Office Realty Trust Incorporated Class A		4,335	67,756
Prologis Incorporated		25,641	2,565,382
PS Business Parks Incorporated		695	91,601
Public Storage Incorporated		5,167	1,159,785
Regency Centers Corporation		5,799	264,318
Retail Opportunity Investment Corporation		3,974	51,583
Rexford Industrial Realty Incorporated		4,288	205,481
RLJ Lodging Trust		5,767	71,107
Ryman Hospitality Properties Incorporated		1,740	111,691
Safehold Incorporated REIT		552	37,575
Seritage Growth Property Class A †		1,172	19,291
Service Properties Trust		5,815	68,966
Simon Property Group Incorporated		10,453	863,104
SITE Centers Corporation		5,238	52,851
SL Green Realty Corporation		2,519	145,850
STAG Industrial Incorporated		5,157	153,575
Sun Communities Incorporated		3,315	460,785
Sunstone Hotel Investors Incorporated		7,511	78,866
Tanger Factory Outlet Centers Incorporated		3,143	29,701
Taubman Centers Incorporated		2,058	87,918
Terreno Realty Corporation		2,326	134,768
The Geo Group Incorporated		4,135	39,076
The Macerich Company		4,766	47,660
UDR Incorporated		10,209	392,740
Uniti Group Incorporated		8,010	82,343
Urban Edge Properties		3,864	50,155
Ventas Incorporated		12,881	617,129
VICI Properties Incorporated		18,573	469,711
Vornado Realty Trust		6,176	240,308
Washington REIT		2,819	65,429
Weingarten Realty Investors		4,163	87,048
Welltower Incorporated		14,375	905,335
Xenia Hotels & Resorts Incorporated		3,979	56,064
Total Common Stocks (Cost $21,165,230)			24,111,559

Total investments in securities (Cost $21,165,230)	99.58%		24,111,559
Other assets and liabilities, net	0.42		101,552

Total net assets	100.00%		$24,213,111

†	Non-income-earning security

Abbreviations:
REIT	Real estate investment trust

2

Investments in Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class*	$239,974	$12,395,068	$(12,635,042)	$0	$0	$0	0%	0	$327

*	No longer held at the end of the period

Wells Fargo U.S. REIT Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$24,111,559	$0	$0	$24,111,559

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended November 30, 2020, the Portfolio did not have any transfers into/out of Level 3.